MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
LETTER TO THE SHAREHOLDERS JANUARY 31, 2000

DEAR SHAREHOLDER:

We are pleased to present the first semiannual report to shareholders of Morgan Stanley Dean Witter Total Market Index Fund. The Fund, which commenced operations on September 28, 1999, seeks to provide investment results that, before expenses, correspond to the total return of the U.S. stock market as measured by the Wilshire 5000 Total Market Index (Wilshire 5000). In seeking its objective, the Fund invests in a representative sampling of companies that comprise the Wilshire 5000. The Wilshire 5000 is widely considered to provide the best representation of the overall U.S. stock market. As a result, investors are able to participate in the growth potential of virtually the entire market.

MARKET COMMENTARY

The economy continued its path of robust growth during the second half of 1999. In fact, as the current expansion enters into its ninth year, it has surpassed the longest-running growth phase in history, the 106-month expansion of the 1960s. With renewed strength in the world economy and the threat of domestic inflation looming, the Federal Reserve Board raised the federal funds rate in three steps, from 4.75 percent to 5.50 percent, between June and November 1999, giving back all of the 75 basis points it cut in 1998. Subsequently, on February 2, 2000, the federal funds rate was raised an additional 25 basis points.

The U.S. stock market reached new highs during the second half of 1999 before pulling back in late January and early February. Technology stocks, particularly those related to information processing, telecommunications and semiconductors, led the equity market during this period. Consumer staples also performed well during the period, rising nearly 30 percent. Lagging the broad market were pollution control, auto parts, energy and aerospace.

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
LETTER TO THE SHAREHOLDERS JANUARY 31, 2000, CONTINUED

PERFORMANCE AND PORTFOLIO STRATEGY

In the period from inception through January 31, 2000, the Fund's Class A, B, C and D shares produced total returns of 12.89 percent, 12.59 percent,
12.59 percent and 12.99 percent, respectively. During the same period, the Wilshire 5000 returned 13.52 percent. The correlation between the Fund's total return and that of the Wilshire 5000 remains high. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges. On January 31, 2000, the Fund's total assets exceeded $378 million, an increase of more than $136 million since the Fund's inception.

During the period under review, the Fund's performance was driven by the overall strength of the technology sector, which now represents nearly 30 percent of the portfolio's market capitalization. Because of its breadth, the Wilshire 5000 has a greater exposure to small-cap and technology companies than does the Standard & Poor's 500 Composite Stock Price Index.

LOOKING AHEAD

We believe the global economic recovery will continue. However, continued strength in the U.S. economy could lead the Federal Reserve to raise interest rates further. Rising rates could pressure valuations in the first half of 2000. By the second half of the year, interest rates should subside and economic growth decelerate to more sustainable levels, positioning the markets for a possible rebound.

We appreciate your ongoing support of Morgan Stanley Dean Witter Total Market Index Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO               /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                   MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                    PRESIDENT

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
FUND PERFORMANCE JANUARY 31, 2000

                                    AVERAGE ANNUAL TOTAL RETURNS
   ----------------------------------------------------------------------------------------------
                 CLASS A SHARES+                                  CLASS B SHARES++
   --------------------------------------------     ---------------------------------------------
   PERIOD ENDED 1/31/2000                           PERIOD ENDED 1/31/2000
   -------------------------                        -------------------------
   Since Inception                                  Since Inception
    (9/28/99)***              12.89%(1)  6.97%(2)    (9/28/99)***              12.59%(1)   7.59%(2)

                  CLASS C SHARES*                                   CLASS D SHARES**
   ---------------------------------------------      ---------------------------------------------
   PERIOD ENDED 1/31/2000                             PERIOD ENDED 1/31/2000
   -------------------------                          -------------------------
   Since Inception                                    Since Inception
    (9/28/99)***              12.59%(1)   11.59%(2)    (9/28/99)***              12.99%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.

------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 +   The maximum front-end sales charge for Class A is 5.25%.
++   The maximum CDSC for Class B is 5.0%. The CDSC declines to 0% after six years.
 * The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
**   Class D shares have no sales charge.
*** For periods of less than one year, the fund quotes its total return on a non-annualized basis.

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2000

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON AND PREFERRED STOCKS AND WARRANTS (94.5%)
           ACCIDENT & HEALTH INSURANCE (0.1%)
   6,349   AFLAC, Inc.............................................................................  $    275,785
     287   Provident American Corp................................................................         7,157
   3,138   Torchmark Corp.........................................................................        79,038
   1,024   UICI...................................................................................        10,112
   5,727   UNUMProvident Corp.*...................................................................       153,197
                                                                                                    ------------
                                                                                                         525,289
                                                                                                    ------------
           ADVERTISING (0.5%)
     532   24/7 Media, Inc.*......................................................................        32,651
     737   Ackerley Group, Inc. (The).............................................................        12,207
     490   ADVO, Inc..............................................................................        12,740
     650   Be Free, Inc.*.........................................................................        64,837
     429   Catalina Marketing Corp.*..............................................................        42,793
     434   Cybergold, Inc.*.......................................................................         6,781
     562   Digital Impact, Inc.*..................................................................        26,695
     246   Direct Focus, Inc.*....................................................................         6,242
   2,647   DoubleClick Inc.*......................................................................       261,557
     347   FreeShop.com, Inc.*....................................................................        10,410
   1,032   Getty Images, Inc.*....................................................................        40,248
      25   Grey Advertising Inc...................................................................         9,975
     722   Harris Interactive Inc.*...............................................................        10,830
   1,638   Harte-Hanks Inc........................................................................        39,005
   1,083   infoUSA, Inc.*.........................................................................        15,162
   6,696   Interpublic Group of Companies, Inc....................................................       308,016
   1,039   Lamar Advertising Co.*.................................................................        61,301
     468   Lifeminders.com, Inc.*.................................................................        20,241
     733   Mediaplex, Inc.*.......................................................................        74,491
     239   Modem Media. Poppe Tyson, Inc.*........................................................        18,493
     602   MyPoints.com, Inc.*....................................................................        25,547
     772   Netcentives Inc.*......................................................................        52,496
     336   NetCreations, Inc.*....................................................................        11,865
     344   Netratings, Inc.*......................................................................        12,491
   4,234   Omnicom Group, Inc.....................................................................       396,673
     330   Promotions.com, Inc.*..................................................................         7,322
     723   R.H. Donnelley Corp.*..................................................................        12,788
   1,707   Snyder Communications, Inc.*...........................................................        34,140
     903   TMP Worldwide, Inc.*...................................................................       126,533
   1,150   True North Communications, Inc.........................................................        47,797
   1,342   Valassis Communications, Inc.*.........................................................        45,628
     716   Wink Communications, Inc.*.............................................................        41,394
     472   Yesmail.com, Inc.*.....................................................................        12,950
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   1,657   Young & Rubicam, Inc...................................................................  $     89,271
                                                                                                    ------------
                                                                                                       1,991,570
                                                                                                    ------------
           AEROSPACE (0.5%)
     547   AAR Corp...............................................................................         9,675
     696   BE Aerospace, Inc.*....................................................................         6,090
  22,297   Boeing Co..............................................................................       988,036
     854   Cordant Technologies, Inc..............................................................        28,235
     295   Curtiss-Wright Corp....................................................................        10,528
     745   GenCorp Inc............................................................................         6,053
   2,628   Goodrich (B.F.) Co. (The)..............................................................        65,700
   2,387   Howmet International, Inc.*............................................................        43,861
   9,447   Lockheed Martin Corp...................................................................       177,131
     327   Moog Inc. (Class A)*...................................................................         6,438
   1,643   Northrop Grumman Corp..................................................................        82,561
     866   Orbital Sciences Corp.*................................................................        15,101
     285   Sequa Corp. (Class A)*.................................................................        12,504
     625   Teledyne Technologies Inc.*............................................................         5,781
     362   Triumph Group, Inc.*...................................................................         8,303
  11,422   United Technologies Corp...............................................................       604,652
                                                                                                    ------------
                                                                                                       2,070,649
                                                                                                    ------------
           AGRICULTURAL CHEMICALS (0.0%)
   1,154   AgriBioTech, Inc.*.....................................................................         2,885
   2,731   IMC Global, Inc........................................................................        44,720
                                                                                                    ------------
                                                                                                          47,605
                                                                                                    ------------
           AIR FREIGHT/DELIVERY SERVICES (0.2%)
     802   Air Express International Corp.........................................................        26,065
   1,161   Airborne Freight Corp..................................................................        22,494
     819   Atlas Air, Inc.*.......................................................................        21,703
     982   C.H. Robinson Worldwide, Inc...........................................................        39,955
     448   Circle International Group, Inc........................................................         9,156
   1,154   CNF Transportation, Inc................................................................        34,548
     682   Eagle USA Airfreight, Inc.*............................................................        22,250
   1,204   Expeditors International of Washington, Inc............................................        50,643
   7,123   FedEx Corp.............................................................................       281,804
     898   Fritz Companies, Inc...................................................................         9,429
   2,610   United Parcel Service, Inc. (Class B)..................................................       155,295
                                                                                                    ------------
                                                                                                         673,342
                                                                                                    ------------
           AIRLINES (0.2%)
   1,834   AirTran Holdings, Inc.*................................................................         8,711
     630   Alaska Air Group, Inc.*................................................................        20,081
     843   America West Holdings Corp. (Class B)*.................................................        15,069

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   3,533   AMR Corp.*.............................................................................  $    190,120
     495   Amtran, Inc.*..........................................................................         7,765
     537   Atlantic Coast Airlines Holdings, Inc.*................................................         9,666
   1,729   Continental Airlines, Inc. (Class B)*..................................................        54,680
   3,170   Delta Air Lines, Inc...................................................................       146,811
     404   Frontier Airlines, Inc.*...............................................................         4,166
     786   Mesa Air Group, Inc.*..................................................................         4,519
     845   Mesaba Holdings, Inc.*.................................................................         8,978
     354   Midwest Express Holdings, Inc.*........................................................         7,854
   2,006   Northwest Airlines Corp. (Class A)*....................................................        40,371
     569   Skywest, Inc...........................................................................        15,861
  12,035   Southwest Airlines Co..................................................................       191,808
   2,507   Trans World Airlines, Inc.*............................................................         7,051
   1,277   UAL Corp.*.............................................................................        72,949
   1,705   US Airways Group Inc.*.................................................................        37,617
                                                                                                    ------------
                                                                                                         844,077
                                                                                                    ------------
           ALCOHOLIC BEVERAGES (0.2%)
  11,101   Anheuser-Busch Companies, Inc..........................................................       749,317
     467   Beringer Wine Estates Holdings, Inc.*..................................................        20,548
   1,625   Brown-Forman Corp. (Class B)*..........................................................        90,898
     420   Canandaigua Brands, Inc. (Class A)*....................................................        21,787
     879   Coors (Adolph) Co. (Class B)...........................................................        42,631
     273   Mondavi (Robert) Corp. (The) (Class A)*................................................        10,067
                                                                                                    ------------
                                                                                                         935,248
                                                                                                    ------------
           ALUMINUM (0.2%)
   8,742   Alcoa, Inc.............................................................................       609,208
     469   Century Aluminum Co....................................................................         6,331
   1,415   Kaiser Aluminum Corp.*.................................................................         8,490
     183   Maxxam, Inc.*..........................................................................         6,416
   1,521   Reynolds Metals Co.....................................................................       101,527
                                                                                                    ------------
                                                                                                         731,972
                                                                                                    ------------
           APPAREL (0.1%)
     547   Columbia Sportswear Co.*...............................................................         9,743
   1,122   Donna Karan International Inc.*........................................................         9,116
   1,028   Guess ? Inc.*..........................................................................        24,094
   2,923   Jones Apparel Group, Inc.*.............................................................        64,306
     494   Kellwood Co............................................................................         8,707
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   1,395   Liz Claiborne, Inc.....................................................................  $     47,168
     617   Nautica Enterprises, Inc.*.............................................................         5,476
     621   OshKosh B' Gosh, Inc. (Class A)........................................................        11,256
     426   Oxford Industries, Inc.................................................................         7,348
   1,090   Phillips-Van Heusen Corp...............................................................         7,357
     599   Polo Ralph Lauren Corp.*...............................................................         8,910
     576   Quiksilver, Inc.*......................................................................         6,984
     651   Russell Corp...........................................................................         9,724
     367   Tarrant Apparel Group..................................................................         2,271
   2,818   VF Corp.*..............................................................................        73,092
   1,327   Warnaco Group, Inc.....................................................................        13,851
                                                                                                    ------------
                                                                                                         309,403
                                                                                                    ------------
           ASSISTED LIVING SERVICES (0.0%)
   1,074   Alterra Healthcare Corp.*..............................................................         8,659
     391   Sunrise Assisted Living, Inc.*.........................................................         5,181
                                                                                                    ------------
                                                                                                          13,840
                                                                                                    ------------
           AUTO PARTS: O.E.M. (0.3%)
   1,073   American Axle & Manufacturing Holdings, Inc.*..........................................        16,900
     616   Arvin Industries, Inc..................................................................        14,283
     645   Borg-Warner Automotive, Inc............................................................        21,688
   1,928   Collins & Aikman Corp..................................................................        11,568
   3,925   Dana Corp..............................................................................        92,237
  13,480   Delphi Automotive Systems Corp.........................................................       233,372
     414   Dura Automotive Systems, Inc.*.........................................................         6,572
   1,756   Eaton Corp.............................................................................       125,444
   1,709   Federal Mogul Corp.....................................................................        25,849
   1,749   Gentex Corp.*..........................................................................        52,361
     724   Hayes Lemmerz International, Inc.*.....................................................        14,480
   2,036   Johnson Controls, Inc..................................................................       112,489
   1,601   Lear Corp.*............................................................................        44,928
     796   Mascotech, Inc.........................................................................         9,900
   1,649   Meritor Automotive, Inc................................................................        27,621
     704   Modine Manufacturing Co................................................................        17,424
     800   Sauer Inc..............................................................................         8,300
     418   Simpson Industries, Inc................................................................         4,337
     545   Stoneridge, Inc.*......................................................................         6,267
     127   Strattec Security Corp.*...............................................................         4,223
     636   Superior Industries International, Inc.................................................        17,132
   2,901   TRW Inc................................................................................       127,100
                                                                                                    ------------
                                                                                                         994,475
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           AUTOMOTIVE AFTERMARKET (0.1%)
     473   Aftermarket Technology Corp.*..........................................................  $      4,848
   1,331   Apogee Enterprises, Inc................................................................         6,073
     572   Audiovox Corp. (Class A)...............................................................        27,170
     391   Bandag, Inc............................................................................         9,311
     418   Barnes Group, Inc......................................................................         6,087
     719   Carlisle Co., Inc......................................................................        23,233
     533   CLARCOR Inc............................................................................         9,261
   1,810   Cooper Tire & Rubber Co................................................................        23,643
     964   Exide Corp.............................................................................         7,652
   4,242   Genuine Parts Co.......................................................................       102,338
   3,730   Goodyear Tire & Rubber Co..............................................................        88,587
     756   SPX Corp.*.............................................................................        55,944
     457   Standard Motor Products, Inc...........................................................         7,398
   1,319   TBC Corp.*.............................................................................         7,749
     659   Tenneco Automotive Inc.................................................................         6,549
     392   WD-40 Co...............................................................................         7,301
     535   Wynn's International, Inc..............................................................         8,359
                                                                                                    ------------
                                                                                                         401,503
                                                                                                    ------------
           BEVERAGES - NON-ALCOHOLIC (1.3%)
  58,931   Coca Cola Co...........................................................................     3,384,849
     162   Coca-Cola Bottling Co. Consolidated....................................................         8,059
  10,151   Coca-Cola Enterprises Inc..............................................................       256,313
   1,122   National Beverage Corp.................................................................         7,994
   3,698   Pepsi Bottling Group, Inc..............................................................        76,502
  34,731   PepsiCo, Inc...........................................................................     1,185,195
   3,368   Whitman Corp...........................................................................        42,310
                                                                                                    ------------
                                                                                                       4,961,222
                                                                                                    ------------
           BIOTECHNOLOGY (1.4%)
     360   Abgenix, Inc.*.........................................................................        47,475
   1,218   Advanced Tissue Sciences, Inc.*........................................................         5,785
     618   Affymetrix, Inc.*......................................................................       143,067
     341   Alexion Pharmaceuticals, Inc.*.........................................................        14,876
     606   Alkermes, Inc.*........................................................................        40,110
  24,372   Amgen Inc.*............................................................................     1,552,192
   1,245   Amylin Pharmaceuticals, Inc.*..........................................................        14,240
     674   Aphton Corp.*..........................................................................        16,429
     290   Avigen, Inc.*..........................................................................        11,781
   1,225   Bio-Technology General Corp.*..........................................................        16,844
     355   BioCryst Pharmaceuticals, Inc.*........................................................         7,455
   3,585   Biogen, Inc.*..........................................................................       308,982
   1,166   Cell Genesys, Inc.*....................................................................        17,053
     773   Cephalon, Inc.*........................................................................        27,152
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   4,334   Chiron Corp.*..........................................................................  $    192,050
     582   COR Therapeutics, Inc.*................................................................        15,387
     709   Corixa Corp.*..........................................................................        20,118
     515   Coulter Pharmaceutical, Inc.*..........................................................        12,038
     895   Cubist Pharmaceuticals, Inc.*..........................................................        21,312
     592   CuraGen Corp.*.........................................................................        54,242
     557   CV Therapeutics, Inc.*.................................................................        19,077
     609   Emisphere Technologies, Inc.*..........................................................        22,990
     595   Enzo Biochem, Inc.*....................................................................        51,244
     878   Enzon, Inc.*...........................................................................        44,394
     817   GelTex Pharmaceuticals, Inc.*..........................................................        13,634
     446   Gene Logic, Inc.*......................................................................        29,966
   2,004   Genentech, Inc.*.......................................................................       281,562
     446   Genome Therapeutics Corp.*.............................................................         8,084
   2,007   Genzyme Corp. (General Division)*......................................................       104,239
     389   Geron Corp.*...........................................................................        12,156
   1,048   Gilead Sciences, Inc.*.................................................................        49,059
     627   Guilford Pharmaceuticals Inc.*.........................................................        13,480
     610   Hemispherx Biopharma, Inc.*............................................................         5,490
   1,106   Human Genome Sciences, Inc.*...........................................................       108,526
   1,055   ICOS Corp.*............................................................................        36,332
   1,009   IDEC Pharmaceuticals Corp.*............................................................       127,260
     853   IDEXX Laboratories, Inc.*..............................................................        12,848
     380   ILEX Oncology, Inc.*...................................................................        11,210
     677   ImClone Systems, Inc.*.................................................................        37,827
   3,919   Immunex Corp.*.........................................................................       512,409
     925   Immunomedics, Inc.*....................................................................        12,661
     679   Incyte Pharmaceuticals, Inc.*..........................................................        74,435
     971   Interneuron Pharmaceuticals, Inc.*.....................................................         2,245
     779   Isis Pharmaceuticals, Inc.*............................................................         6,062
   1,194   Ligand Pharmaceuticals, Inc. (Class B)*................................................        16,567
   1,157   Liposome Co., Inc.*....................................................................        15,330
     714   Maxygen Inc.*..........................................................................        53,193
   1,194   Medarex, Inc.*.........................................................................        59,401
     388   Medco Research, Inc.*..................................................................        12,052
   1,609   MedImmune, Inc.*.......................................................................       234,210
     344   MGI Pharma, Inc.*......................................................................         6,880
   1,059   Millennium Pharmaceuticals, Inc.*......................................................       198,496
     241   Myriad Genetics, Inc.*.................................................................        15,484
   1,719   NABI, Inc.*............................................................................        10,421
     437   Nanogen, Inc.*.........................................................................        14,476
     427   Neurocrine Biosciences, Inc.*..........................................................         9,928
     533   Neurogen Corp.*........................................................................        12,892
     677   Northfield Laboratories, Inc.*.........................................................         9,097

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     500   Noven Pharmaceuticals, Inc.*...........................................................  $      7,875
   1,194   Organogenesis, Inc.*...................................................................        10,671
     588   PathoGenesis Corp.*....................................................................        13,083
     655   PE Corporation-Celera Genomics Group*..................................................       131,942
     350   Pharmacyclics, Inc.*...................................................................        17,500
     432   Progenics Pharmaceuticals, Inc.*.......................................................        25,380
     447   Protein Design Labs, Inc.*.............................................................        36,486
   1,175   Regeneron Pharmaceuticals, Inc.*.......................................................        14,467
     616   SafeScience, Inc.*.....................................................................         8,470
     450   SangStat Medical Corp.*................................................................        13,556
   2,369   SICOR Inc.*............................................................................        17,397
     548   SuperGen, Inc.*........................................................................        23,495
     793   Texas Biotechnology Corp.*.............................................................         5,749
     345   Titan Pharmaceuticals Inc.*............................................................         6,943
     539   Transkaryotic Therapies, Inc.*.........................................................        17,551
     897   Triangle Pharmaceuticals, Inc.*........................................................        17,604
     456   Trimeris, Inc.*........................................................................        24,111
   1,007   Tularik Inc.*..........................................................................        50,665
     612   Valentis, Inc.*........................................................................         8,415
     612   Vertex Pharmaceuticals, Inc.*..........................................................        25,015
     632   Vical, Inc.*...........................................................................        24,332
     414   ViroPharma Inc.*.......................................................................        26,289
                                                                                                    ------------
                                                                                                       5,331,201
                                                                                                    ------------
           BOOKS/MAGAZINES (0.1%)
     297   Advanced Marketing Services, Inc.......................................................         4,826
   1,698   Harcourt General, Inc..................................................................        67,920
     512   Hollywood.com, Inc.*...................................................................         9,600
     742   Houghton Mifflin Co....................................................................        30,515
     606   IDG Books Worldwide, Inc.*.............................................................         5,871
     526   Information Holdings Inc.*.............................................................        14,070
   1,478   John Wiley & Sons, Inc. (Class A)......................................................        22,170
     334   Martha Stewart Living Omnimedia, Inc. (Class A)*.......................................         7,515
   1,232   Meredith Corp..........................................................................        43,120
     747   Penton Media, Inc......................................................................        16,621
     563   Playboy Enterprises, Inc. (Class B)*...................................................        13,125
   3,466   PRIMEDIA Inc.*.........................................................................        60,872
   2,540   Reader's Digest Assoc., Inc. (Class A)*................................................        95,885
     393   Scholastic Corp.*......................................................................        25,348
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   2,464   Ziff-Davis, Inc. ZDNET*................................................................  $     42,812
                                                                                                    ------------
                                                                                                         460,270
                                                                                                    ------------
           BROADCASTING (1.0%)
     389   Acme Communications, Inc.*.............................................................         9,555
   5,005   AMFM, Inc.*............................................................................       390,390
     601   BHC Communications, Inc. (Class A).....................................................        97,212
  18,190   CBS Corp.*.............................................................................     1,060,704
     798   Chris-Craft Industries, Inc.*..........................................................        60,648
     746   Citadel Communications Corp.*..........................................................        36,927
   8,076   Clear Channel Communications, Inc.*....................................................       697,564
     270   Cox Radio, Inc. (Class A)*.............................................................        23,760
     595   Cumulus Media, Inc.*...................................................................        23,242
     407   Emmis Broadcasting Corp. (Class A)*....................................................        35,994
     792   Entercom Communications Corp.*.........................................................        42,075
     275   Granite Broadcasting Corp.*............................................................         2,956
   1,229   Hearst-Argyle Television, Inc.*........................................................        29,957
   1,297   Hispanic Broadcasting Corp.*...........................................................       134,807
   9,098   Infinity Broadcasting Corp. (Series A)*................................................       295,685
   1,347   On2.com, Inc.*.........................................................................        26,519
   1,280   Paxson Communications Corp.*...........................................................        14,880
     399   Radio One, Inc.*.......................................................................        30,523
     483   Radio Unica Communications Corp.*......................................................        11,139
     498   Saga Communications, Inc. (Class A)*...................................................        10,831
     348   Salem Communications Corp.*............................................................         6,003
     890   Sinclair Broadcast Group, Inc.*........................................................         7,120
     621   Sirus Satellite Radio Inc.*............................................................        25,694
     530   Spanish Broadcasting System, Inc. (Class A)*...........................................        17,987
     268   United Television, Inc.................................................................        37,470
   2,432   Univision Communications, Inc. (Class A)*..............................................       260,528
   3,257   USA Networks, Inc.*....................................................................       161,425
     631   XM Satellite Radio Holdings Inc. (Class A)*............................................        18,220
     198   Young Broadcasting Corp. (Class A)*....................................................         8,799
                                                                                                    ------------
                                                                                                       3,578,614
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           BUILDING MATERIALS (0.1%)
     100   Ameron International Corp..............................................................  $      3,900
     443   Centex Construction Products, Inc......................................................        14,342
     462   Elcor Corp.............................................................................        15,506
     437   Florida Rock Industries, Inc...........................................................        14,639
   3,514   Johns Manville Corp....................................................................        39,313
     674   Justin Industries, Inc.................................................................         9,731
   1,633   Lafarge Corp...........................................................................        39,396
   1,114   Martin Marietta Materials, Inc.........................................................        46,788
   1,308   Owens Corning..........................................................................        21,010
     857   Southdown, Inc.........................................................................        42,904
     392   Trex Co., Inc.*........................................................................        10,584
     351   U.S. Aggregates, Inc...................................................................         5,265
   1,180   USG Corp...............................................................................        44,397
   2,387   Vulcan Materials Co....................................................................       101,000
                                                                                                    ------------
                                                                                                         408,775
                                                                                                    ------------
           BUILDING MATERIALS/D I Y CHAINS (1.0%)
     905   Fastenal Co............................................................................        39,481
  54,931   Home Depot, Inc. (The).................................................................     3,110,468
   9,117   Lowe's Companies, Inc..................................................................       406,846
                                                                                                    ------------
                                                                                                       3,556,795
                                                                                                    ------------
           BUILDING PRODUCTS (0.1%)
   1,688   American Standard Companies, Inc.*.....................................................        63,300
     360   American Woodmark Corp.*...............................................................         6,390
     956   Armstrong World Industries, Inc........................................................        21,868
   1,233   Dal-Tile International Inc.*...........................................................        11,174
     778   Lennox International Inc...............................................................         7,294
     404   LSI Industries, Inc....................................................................         7,676
  10,665   Masco Corp.............................................................................       212,633
     557   NCI Building Systems, Inc.*............................................................         8,425
     280   Nortek, Inc............................................................................         5,880
     212   Simpson Manufacturing Co., Inc.........................................................         8,347
     822   Watsco, Inc............................................................................         9,556
     912   York International Corp................................................................        21,945
                                                                                                    ------------
                                                                                                         384,488
                                                                                                    ------------
           CABLE TELEVISION (1.0%)
   1,001   ACTV, Inc.*............................................................................        35,473
   1,792   Adelphia Communications Corp. (Class A)*...............................................       118,496
     540   AT&T Corp. - Liberty Media Group (Class A)*............................................        27,586
   3,097   Cablevision Systems Corp. (Class A)*...................................................       236,533
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   4,056   Charter Communications, Inc. (Class A)*................................................  $     71,740
  17,934   Comcast Corp. (Class A Special)*.......................................................       824,964
  13,623   Cox Communications, Inc. (Class A)*....................................................       664,973
   2,591   EchoStar Communications Corp. (Class A)*...............................................       210,843
   1,173   Insight Communications Co., Inc.*......................................................        29,765
   1,003   Jones Intercable, Inc.*................................................................        63,001
     278   Lodgenet Entertainment Corp.*..........................................................         6,463
  14,601   MediaOne Group, Inc.*..................................................................     1,160,779
     234   Nucentrix Broadband Networks, Inc......................................................         5,850
     362   Pegasus Communications Corp.*..........................................................        39,639
   1,139   Shop At Home, Inc.*....................................................................        14,451
   1,460   TCI Satellite Entertainment, Inc.*.....................................................        21,717
     850   Tivo Inc...............................................................................        27,253
   3,685   TV Guide, Inc. (Class A)*..............................................................       136,345
   1,907   UnitedGlobalCom, Inc. (Class A)*.......................................................       132,417
                                                                                                    ------------
                                                                                                       3,828,288
                                                                                                    ------------
           CANADIAN OIL & GAS (0.0%)
   1,059   Denbury Resources Inc.*................................................................         4,368
                                                                                                    ------------
           CASINO/GAMBLING (0.1%)
     256   Anchor Gaming..........................................................................        11,424
     687   Argosy Gaming Co.*.....................................................................        10,391
     928   Aztar Corp.*...........................................................................         8,874
   1,653   Boyd Gaming Corp.*.....................................................................         8,782
     228   Churchill Downs Inc.*..................................................................         5,244
     768   Dover Downs Entertainment, Inc.........................................................        11,616
     832   GTECH Holdings Corp.*..................................................................        18,512
   3,068   Harrah's Entertainment, Inc.*..........................................................        61,168
     588   Hollywood Park, Inc.*..................................................................        11,539
     940   Isle of Capri Casinos, Inc.*...........................................................        10,516
   2,161   Mandalay Resort Group*.................................................................        33,360
   1,357   MGM Grand, Inc.........................................................................        56,146
   4,609   Mirage Resorts, Inc.*..................................................................        57,612
   7,274   Park Place Entertainment Corp.*........................................................        76,377
   1,264   Players International, Inc.*...........................................................         9,993
     466   Scientific Games Holding Corp.*........................................................         7,718

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   1,005   Station Casinos, Inc.*.................................................................  $     21,607
                                                                                                    ------------
                                                                                                         420,879
                                                                                                    ------------
           CATALOG/SPECIALTY DISTRIBUTION (0.3%)
     627   1-800-Flowers.com, Inc.*...............................................................         6,113
   8,131   Amazon.com, Inc.*......................................................................       524,958
     856   Ashford.com, Inc.*.....................................................................         7,971
     895   Audible, Inc.*.........................................................................        13,817
     496   Barnesandnoble.com. Inc.*..............................................................         5,735
     700   Beyond.com Corp.*......................................................................         4,375
     787   CDnow, Inc.*...........................................................................         8,854
   1,031   CDW Computer Centers, Inc.*............................................................        67,337
     461   Coldwater Creek, Inc.*.................................................................         7,895
   1,139   Cyberian Outpost, Inc.*................................................................        10,536
   1,035   Drugstore.com, Inc.*...................................................................        30,468
   1,463   Egghead.com, Inc.*.....................................................................        16,916
     669   Elcom International, Inc.*.............................................................        13,798
     627   EMusic.com Inc.*.......................................................................         5,643
   2,857   eToys, Inc.*...........................................................................        41,605
     263   Fatbrain.com, Inc.*....................................................................         4,537
     826   Fogdog, Inc.*..........................................................................         8,673
     775   Gerald Stevens, Inc.*..................................................................         5,619
   4,700   Hanover Direct, Inc.*..................................................................        14,100
     449   iGo Corp.*.............................................................................         3,873
     617   Insight Enterprises, Inc.*.............................................................        21,286
     719   Lands' End, Inc.*......................................................................        24,761
     822   Micro Warehouse, Inc.*.................................................................        15,567
     716   PC Connection, Inc.*...................................................................        20,898
   1,243   PlanetRx.com, Inc.*....................................................................        18,645
     778   ShopNow.com Inc.*......................................................................        12,740
   3,145   Spiegel, Inc. (Class A)*...............................................................        22,015
     427   Streamline.com, Inc.*..................................................................         3,416
   1,023   Systemax, Inc.*........................................................................         9,655
   1,361   Tickets.com, Inc.*.....................................................................        20,925
     792   Value America, Inc.*...................................................................         3,910
     892   Valuevision International, Inc. (Class A)*.............................................        31,666
     540   Webvan Group Inc.*.....................................................................         8,100
                                                                                                    ------------
                                                                                                       1,016,407
                                                                                                    ------------
           CELLULAR TELEPHONE (0.9%)
     285   AirGate PCS, Inc.*.....................................................................        17,314
   2,232   Centennial Cellular Corp. (Class A)*...................................................        55,939
   3,458   Crown Castle International Corp.*......................................................       109,143
     440   Leap Wireless International, Inc.*.....................................................        23,100
   8,671   Nextel Communications, Inc. (Class A)*.................................................       921,836
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   1,287   Omnipoint Corp.*.......................................................................  $    131,917
     711   Powertel, Inc.*........................................................................        62,124
   1,359   Price Communications Corp.*............................................................        29,558
     217   Rural Cellular Corp. (Class A)*........................................................        14,458
     471   SBA Communications Corp.*..............................................................        14,248
  10,282   Sprint Corp. (PCS Group)*..............................................................     1,131,663
   1,988   TeleCorp PCS, Inc.*....................................................................        85,732
   2,301   Tritel, Inc.*..........................................................................        60,976
   1,229   Triton PCS Holdings, Inc. (Class A)*...................................................        50,312
   2,087   United States Cellular Corp.*..........................................................       139,829
   2,288   Voicestream Wireless Corp.*............................................................       268,411
   1,183   Western Wireless Corp. (Class A)*......................................................        64,400
                                                                                                    ------------
                                                                                                       3,180,960
                                                                                                    ------------
           CLOTHING/SHOE/ACCESSORY STORES (0.5%)
   2,458   Abercrombie & Fitch Co. (Class A)*.....................................................        52,540
   1,113   American Eagle Outfitters, Inc.*.......................................................        40,416
     752   Ann Taylor Stores Corp.*...............................................................        16,544
     527   bebe stores, inc.*.....................................................................         9,585
     501   Buckle (The), Inc.*....................................................................         7,859
     928   Burlington Coat Factory Warehouse Corp.................................................         9,802
     677   Cato Corp. (Class A)...................................................................         6,939
   2,353   Charming Shoppes, Inc.*................................................................        16,030
     696   Chico's Fas, Inc.*.....................................................................        10,309
     549   Children's Place Retail Stores, Inc. (The)*............................................         7,960
   1,221   Claire's Stores, Inc...................................................................        22,894
     588   Deb Shops, Inc.........................................................................         9,004
     501   Dress Barn, Inc.*......................................................................         7,734
     325   Factory 2-U Stores, Inc.*..............................................................         8,125
     482   Footstar, Inc.*........................................................................        12,050
  20,428   Gap, Inc. (The)........................................................................       912,876
     763   Genesco Inc.*..........................................................................         6,676
   1,059   Goody's Family Clothing, Inc.*.........................................................         5,063
     216   Hot Topic, Inc.*.......................................................................         3,685
   5,941   Intimate Brands, Inc...................................................................       179,715
   5,123   Limited (The), Inc.....................................................................       157,212
     998   Men's Wearhouse, Inc. (The)*...........................................................        23,702
   3,306   Nordstrom, Inc.........................................................................        72,732
     743   Pacific Sunwear of California, Inc.*...................................................        21,826
     741   Payless ShoeSource, Inc.*..............................................................        30,196
   2,159   Ross Stores, Inc.......................................................................        27,392

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   1,275   Stage Stores, Inc.*....................................................................  $      1,514
   1,243   Stein Mart, Inc.*......................................................................         5,982
     751   Talbot's, Inc. (The)...................................................................        26,614
   7,398   TJX Companies, Inc.....................................................................       120,680
     545   Too, Inc.*.............................................................................         9,027
     693   United Retail Group, Inc.*.............................................................         6,843
     435   Urban Outfitters, Inc.*................................................................         5,845
   3,281   Venator Group, Inc.*...................................................................        19,686
     565   Wet Seal, Inc. (Class A)*..............................................................         7,027
     256   Wilsons The Leather Experts Inc.*......................................................         4,560
                                                                                                    ------------
                                                                                                       1,886,644
                                                                                                    ------------
           COAL MINING (0.0%)
     709   Arch Coal, Inc.........................................................................         6,204
   1,909   CONSOL Energy, Inc.....................................................................        23,147
                                                                                                    ------------
                                                                                                          29,351
                                                                                                    ------------
           COMPUTER COMMUNICATIONS (3.0%)
   8,232   3Com Corp.*............................................................................       417,259
   2,436   Adaptec, Inc.*.........................................................................       127,433
     420   Aironet Wireless Communications, Inc.*.................................................        28,717
     933   Alteon Websystems Inc.*................................................................        91,842
     643   Ancor Communications, Inc.*............................................................        24,193
     492   Apex, Inc.*............................................................................        18,757
     977   Auspex Systems, Inc.*..................................................................         6,412
     520   Aware, Inc.*...........................................................................        16,120
   1,275   Brocade Communications Systems, Inc.*..................................................       206,231
   4,308   Cabletron Systems, Inc.*...............................................................       110,662
     802   CacheFlow Inc.*........................................................................        69,223
   1,709   Cellnet Data Systems, Inc.*............................................................         2,457
  78,042   Cisco Systems, Inc.*...................................................................     8,540,721
     651   Cobalt Networks, Inc.*.................................................................        51,103
     890   Computer Network Technology Corp.*.....................................................        10,791
     612   Crossroads Systems, Inc................................................................        44,064
     787   Digi International Inc.................................................................         9,346
     244   DSET Corp.*............................................................................         7,533
   1,285   Echelon Corp.*.........................................................................        44,011
     844   Emulex Corp.*..........................................................................        84,083
     207   Extended Systems Inc.*.................................................................         9,729
   1,275   Extreme Networks, Inc.*................................................................       107,737
   1,184   Finisar Corp.*.........................................................................        71,632
   2,733   Foundry Networks, Inc.*................................................................       367,759
     637   FVC.COM, Inc.*.........................................................................         8,281
     612   Gadzoox Networks, Inc.*................................................................        23,256
     500   JNI Corp.*.............................................................................        29,531
   3,708   Juniper Networks, Inc.*................................................................       501,739
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     756   MMC Networks, Inc.*....................................................................  $     21,073
     349   Netopia, Inc.*.........................................................................        17,319
   1,030   Network Equipment Technologies, Inc.*..................................................         9,592
     541   Network Peripherals Inc.*..............................................................        28,673
     416   ODS Networks, Inc.*....................................................................         4,160
   1,698   Pairgain Technologies, Inc.*...........................................................        19,527
     389   PC-Tel, Inc.*..........................................................................        22,781
     386   Performance Technologies, Inc.*........................................................         7,430
     396   PLX Technology, Inc.*..................................................................         8,638
     280   Proxim, Inc.*..........................................................................        23,922
   1,039   Redback Networks, Inc.*................................................................       193,384
     930   TranSwitch Corp.*......................................................................        46,185
     348   Tut Systems, Inc.*.....................................................................        13,659
     516   Vixel Corp.*...........................................................................         8,256
     336   Worldtalk Communications Corp..........................................................         4,368
     672   Xircom, Inc.*..........................................................................        33,138
                                                                                                    ------------
                                                                                                      11,492,727
                                                                                                    ------------
           COMPUTER SOFTWARE (6.2%)
   1,106   3DFX Interactive*......................................................................         9,401
     661   Actuate Software Corp.*................................................................        22,928
   2,868   Adobe Systems, Inc.....................................................................       157,740
   1,040   Applied Digital Solutions, Inc.*.......................................................         8,775
     238   Applix Inc.*...........................................................................         3,362
     449   Ardent Software, Inc.*.................................................................        19,307
     314   AremisSoft Corp.*......................................................................         8,831
     344   Artisoft, Inc.*........................................................................         5,783
   1,160   Aspect Communications Corp.*...........................................................        56,622
     690   Aspect Development, Inc.*..............................................................        46,230
     986   Aspen Technology, Inc.*................................................................        35,742
   1,455   Autodesk, Inc..........................................................................        44,377
     892   Avant! Corp.*..........................................................................        15,889
     737   AXENT Technologies, Inc.*..............................................................        15,615
   1,393   Be Incorporated*.......................................................................        17,935
   5,782   BMC Software, Inc.*....................................................................       218,632
     247   Bottomline Technologies, Inc.*.........................................................         7,672
     624   Brio Techology, Inc.*..................................................................        19,968
     769   BSQUARE Corporation*...................................................................        27,684
     820   Centura Sotware Corp.*.................................................................         5,894
   2,138   Citrix Systems, Inc.*..................................................................       293,307
     566   Clarify Inc.*..........................................................................        68,804
     257   Clarus Corp.*..........................................................................        18,183
  12,861   Computer Associates International, Inc.................................................       883,390
   8,538   Compuware Corp.*.......................................................................       180,365

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     685   Cylink Corp............................................................................  $      8,777
     426   Dalleen Technologies, Inc.*............................................................         8,147
     727   Datastream Systems, Inc.*..............................................................        13,086
     588   Deltek Systems, Inc.*..................................................................         7,754
     495   Digital River, Inc.*...................................................................        12,870
     394   Documentum, Inc.*......................................................................        25,462
     644   E.piphany, Inc.*.......................................................................       101,752
   1,066   Entrust Technologies Inc.*.............................................................        50,502
   1,790   Epicor Software Corp.*.................................................................        14,767
     212   eSoft, Inc.*...........................................................................         5,538
     334   Excalibur Technologies Corp.*..........................................................         7,390
     790   FileNET Corp.*.........................................................................        21,330
     955   General Magic, Inc.*...................................................................         7,192
     410   Geoworks*..............................................................................        12,351
     376   Great Plains Software, Inc.*...........................................................        25,803
     586   HNC Software, Inc.*....................................................................        52,850
     744   Hyperion Solutions Corp.*..............................................................        25,993
   1,835   i2 Technologies, Inc.*.................................................................       352,320
     754   Indus International, Inc.*.............................................................         5,749
   1,081   Inet Technologies, Inc.*...............................................................        43,578
     365   Informatica Corp.*.....................................................................        34,173
   4,804   Informix Corp.*........................................................................        59,750
   2,387   Inprise Corp. (Mexico)*................................................................        29,241
     363   Inso Corp.*............................................................................        13,794
     895   Integrated Systems, Inc................................................................        23,997
     311   Interactive Intelligence, Inc.*........................................................         8,086
     266   Interleaf, Inc.*.......................................................................        11,072
   4,660   Intuit Inc.*...........................................................................       281,056
   2,547   J.D. Edwards & Co.*....................................................................        75,773
     864   JDA Software Group, Inc.*..............................................................        17,226
   2,028   Legato Systems, Inc.*..................................................................        50,953
     199   Level 8 Systems, Inc...................................................................         6,990
   1,383   LHS Group, Inc.*.......................................................................        42,009
   1,186   Macromedia, Inc.*......................................................................        80,796
     551   Marimba, Inc.*.........................................................................        21,282
   1,203   Mastech Corp.*.........................................................................        29,323
     915   Mercury Interactive Corp.*.............................................................       100,021
     795   Metasolv Software, Inc.*...............................................................        84,270
     386   Micromuse Inc.*........................................................................        62,966
 123,112   Microsoft Corp.*.......................................................................    12,041,892
     472   MicroStrategy Inc.*....................................................................        65,549
     370   Mission Critical Software, Inc.*.......................................................        21,229
   1,193   National Instruments Corp.*............................................................        45,409
     351   NEON Systems, Inc.*....................................................................        12,439
     415   NetIQ Corp.*...........................................................................        22,643
     614   NetScout Systems, Inc.*................................................................        16,233
     300   NetSpeak Corp.*........................................................................         6,000
   3,322   Network Associates, Inc.*..............................................................        85,957
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     804   New Era of Networks, Inc.*.............................................................  $     41,908
     671   Novadigm, Inc..........................................................................        13,462
   7,947   Novell, Inc.*..........................................................................       265,231
     803   Objective Systems Integrators, Inc.*...................................................         7,679
     604   ONYX Software Corp.*...................................................................        33,862
  67,934   Oracle Corp.*..........................................................................     3,392,454
     620   Packeteer, Inc.*.......................................................................        25,846
   6,424   Parametric Technology Corp.*...........................................................       137,714
     136   pcOrder.com, Inc. (The)*...............................................................         6,290
   6,432   PeopleSoft, Inc.*......................................................................       144,318
   1,216   Peregine Systems, Inc.*................................................................        92,264
     442   Persistence Software, Inc.*............................................................         8,011
     351   Pervasive Software, Inc.*..............................................................         3,971
     859   Phoenix Technologies Ltd.*.............................................................        17,663
   1,546   Phone.com, Inc.*.......................................................................       169,867
     398   Primus Knowledge Solutions, Inc.*......................................................        29,427
     834   Progress Software Corp.*...............................................................        17,827
     505   Project Software & Development, Inc.*..................................................        23,861
     365   Puma Technology, Inc.*.................................................................        27,786
     702   QAD, Inc.*.............................................................................         6,252
   2,084   Rational Software Corp.*...............................................................       108,238
     643   RAVISENT Technologies, Inc.*...........................................................        19,853
   3,283   Red Hat, Inc.*.........................................................................       312,295
     692   Remedy Corp.*..........................................................................        27,939
     133   Research Engineers, Inc.*..............................................................         8,246
     737   Saga Systems, Inc.*....................................................................        15,477
     580   Sanchez Computer Associates, Inc.*.....................................................        19,611
     801   Santa Cruz Operation, Inc. (The)*......................................................        13,016
   1,364   Sapient Corp.*.........................................................................       120,543
     484   SeaChange International, Inc.*.........................................................        18,452
     503   Secure Computing Corp..................................................................         6,036
     606   Serena Software, Inc.*.................................................................        15,907
   4,599   Siebel Systems, Inc.*..................................................................       421,671
     392   Silknet Software, Inc.*................................................................        57,673
     211   SPSS, Inc.*............................................................................         5,407
     720   StarBase Corp.*........................................................................         8,640
   2,010   Sterling Software, Inc.................................................................        55,777
     640   Structural Dynamics Research Corp.*....................................................         7,040
   1,945   Sybase Inc.*...........................................................................        46,315
   1,387   Symantec Corp.*........................................................................        69,350
   1,440   TIBCO Software, Inc.*..................................................................       221,760
     706   Timberline Software Corp...............................................................         8,251

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     777   Transaction Systems Architects, Inc. (Class A)*........................................  $     16,705
     611   TSI International Software Ltd.*.......................................................        37,424
     410   Unify Corp.*...........................................................................         8,328
   1,423   USinternetworking, Inc.*...............................................................        61,900
     947   VA Linux Systems, Inc.*................................................................       108,668
   6,184   Veritas Software Corp.*................................................................       901,704
     720   Verity, Inc.*..........................................................................        24,480
   1,005   Wind River Systems, Inc.*..............................................................        29,773
     663   Zamba Corp.*...........................................................................        10,525
                                                                                                    ------------
                                                                                                      23,598,473
                                                                                                    ------------
           COMPUTER/VIDEO CHAINS (0.2%)
   4,898   Best Buy Co., Inc.*....................................................................       233,879
     720   Blockbuster, Inc. (Class A)*...........................................................         9,360
   4,852   Circuit City Stores, Inc.-Circuit City Group*..........................................       186,802
   1,635   CompUSA, Inc.*.........................................................................        15,737
     387   Electronics Boutique Holdings Corp.*...................................................         6,337
     987   Hollywood Entertainment Corp.*.........................................................        11,782
   1,042   InterTan, Inc.*........................................................................        11,788
   1,090   Musicland Stores Corp.*................................................................         6,881
     271   REX Stores Corp.*......................................................................         4,167
   4,612   Tandy Corp.............................................................................       225,411
     932   Trans World Entertainment Corp.*.......................................................         8,621
     518   Tweeter Home Entertainment Group, Inc.*................................................        14,860
     192   Ultimate Electronics Inc...............................................................         3,264
                                                                                                    ------------
                                                                                                         738,889
                                                                                                    ------------
           CONSTRUCTION/AGRICULTURAL EQUIPMENT/TRUCKS (0.2%)
   1,421   AGCO Corp..............................................................................        16,519
     422   Astec Industries, Inc.*................................................................        10,022
   8,483   Caterpillar, Inc.......................................................................       359,997
     537   Columbus McKinnon Corp.................................................................         7,350
     988   Cummins Engine Co., Inc................................................................        37,791
   5,575   Deere & Co.............................................................................       243,558
     513   Detroit Diesel Corp....................................................................         8,080
     619   Gardner Denver Machinery Inc.*.........................................................        10,910
     850   Greenbrier Companies, Inc. (The).......................................................         7,172
   1,056   JLG Industries, Inc....................................................................         8,844
     533   Lindsay Manufacturing Co...............................................................         8,828
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     620   Manitowoc Co., Inc.....................................................................  $     16,934
     145   NACCO Industries, Inc. (Class A).......................................................         7,359
   1,517   Navistar International Corp.*..........................................................        59,637
     365   Oshkosh Truck Corp.....................................................................        10,585
   1,869   PACCAR, Inc............................................................................        77,330
     727   Stewart & Stevenson Services, Inc......................................................         7,906
     656   Terex Corp.*...........................................................................        14,924
     869   Titan International, Inc...............................................................         6,463
     459   Wabash National Corp...................................................................         6,110
                                                                                                    ------------
                                                                                                         926,319
                                                                                                    ------------
           CONSUMER ELECTRONICS/APPLIANCES (0.1%)
     996   3DO Co. (The)*.........................................................................         7,159
   1,567   Fedders Corp...........................................................................         8,227
     416   Harman International Industries, Inc...................................................        24,284
     940   Harman International Industries, Inc...................................................         7,520
     347   ITI Technologies, Inc.*................................................................        10,193
   2,001   Maytag Corp............................................................................        81,040
     336   Salton, Inc.*..........................................................................        15,414
   2,362   Sunbeam Corp.*.........................................................................        10,924
     379   Sunbeam Corp. (Warrants due 08/24/03)*.................................................           379
     150   Universal Electronics Inc.*............................................................         5,419
   1,776   Whirlpool Corp.*.......................................................................       103,452
     756   Windmere-Durable Holdings, Inc.*.......................................................        10,915
                                                                                                    ------------
                                                                                                         284,926
                                                                                                    ------------
           CONSUMER SPECIALTIES (0.0%)
   1,089   Boyds Collection, Ltd. (The)*..........................................................         7,623
     765   Fossil, Inc.*..........................................................................        14,344
     796   Jostens, Inc...........................................................................        18,656
     336   Matthews International Corp. (Class A).................................................         7,812
     400   Movado Group, Inc......................................................................         7,600
     449   Russ Berrie & Co., Inc.................................................................        11,029
     662   Scotts Company (The) (Class A)*........................................................        23,211
                                                                                                    ------------
                                                                                                          90,275
                                                                                                    ------------
           CONSUMER SUNDRIES (0.0%)
   1,504   American Greetings Corp. (Class A).....................................................        33,276
   1,567   Oakley, Inc.*..........................................................................         8,423
     606   Sola International, Inc.*..............................................................         3,750

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   1,300   Yankee Candle Co., Inc. (The)*.........................................................  $     21,694
                                                                                                    ------------
                                                                                                          67,143
                                                                                                    ------------
           CONTAINERS/PACKAGING (0.2%)
   1,312   American National Can Group, Inc.......................................................        15,744
     850   Aptargroup, Inc........................................................................        18,700
     722   Ball Corp..............................................................................        26,263
   1,248   Bemis Company, Inc.....................................................................        39,390
     540   Caraustar Industries, Inc..............................................................        10,429
   2,907   Crown Cork & Seal Co., Inc.............................................................        59,048
   1,928   Earthshell Corp........................................................................         8,676
     206   Entrade, Inc.*.........................................................................         7,184
   1,393   Gaylord Container Corp. (Series A)*....................................................         8,358
     544   Greif Bros. Corp. (Class A)*...........................................................        15,198
     874   Ivex Packaging Corp.*..................................................................         6,610
     174   Liqui-Box Corp.........................................................................         8,047
   1,233   Longview Fibre Co......................................................................        17,647
     531   Myers Industries, Inc..................................................................         7,036
   3,582   Owens-Illinois, Inc.*..................................................................        65,595
   4,088   Pactiv Corp............................................................................        37,814
     627   Rock-Tenn Co. (Class A)................................................................         6,975
   1,993   Sealed Air Corp.*......................................................................       111,857
     693   Shorewood Packaging Corp...............................................................        11,001
     406   Silgan Holdings, Inc.*.................................................................         5,253
   5,193   Smurfit-Stone Container Corp.*.........................................................       102,886
   2,433   Sonoco Products Co.....................................................................        48,660
   1,333   Temple-Inland, Inc.....................................................................        74,565
     311   U.S. Can Corp.*........................................................................         4,859
                                                                                                    ------------
                                                                                                         717,795
                                                                                                    ------------
           CONTRACT DRILLING (0.2%)
     317   Atwood Oceanics, Inc.*.................................................................        12,938
   3,241   Diamond Offshore Drilling, Inc.........................................................        89,735
   3,276   ENSCO International Inc................................................................        74,938
   4,161   Global Marine, Inc.*...................................................................        74,118
   3,133   Grey Wolf, Inc.*.......................................................................         9,399
   1,181   Helmerich & Payne, Inc.................................................................        27,753
   1,364   Marine Drilling Company, Inc.*.........................................................        26,257
   3,311   Nabors Industries, Inc.*...............................................................        98,088
   3,136   Noble Drilling Corp.*..................................................................        91,924
   2,032   Parker Drilling Co.*...................................................................         7,112
     588   Patterson Energy, Inc.*................................................................         9,775
   1,441   Pride International, Inc.*.............................................................        23,146
   4,620   R&B Falcon Corp.*......................................................................        58,616
   1,987   Rowan Companies, Inc.*.................................................................        45,080
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   2,738   Santa Fe International Corp............................................................  $     73,241
   5,022   Transocean Sedco Forex Inc.............................................................       159,762
                                                                                                    ------------
                                                                                                         881,882
                                                                                                    ------------
           DEPARTMENT STORES (0.3%)
   2,561   Dillard's, Inc. (Class A)..............................................................        49,139
   5,009   Federated Department Stores, Inc.*.....................................................       208,500
   3,888   Kohl's Corp.*..........................................................................       272,646
   7,972   May Department Stores Co...............................................................       248,128
   1,169   Neiman Marcus Group, Inc. (The) (Class A)..............................................        28,567
   6,209   Penney (J.C.) Co., Inc.................................................................       121,852
   3,455   Saks, Inc.*............................................................................        47,938
   9,018   Sears, Roebuck & Co....................................................................       278,994
                                                                                                    ------------
                                                                                                       1,255,764
                                                                                                    ------------
           DISCOUNT CHAINS (2.0%)
     598   99 Cents Only Stores*..................................................................        20,930
     696   Ames Department Stores, Inc.*..........................................................        14,485
   1,757   BJ's Wholesale Club, Inc.*.............................................................        61,495
   2,641   Consolidated Stores Corp.*.............................................................        37,634
  10,586   Costco Wholesale Corp.*................................................................       518,052
   6,346   Dollar General Corp....................................................................       134,852
   1,480   Dollar Tree Stores, Inc.*..............................................................        65,120
   4,125   Family Dollar Stores, Inc..............................................................        66,258
  11,779   Kmart Corp.*...........................................................................        98,649
     118   PriceSmart, Inc.*......................................................................         4,631
     725   ShopKo Stores, Inc.*...................................................................        13,277
  10,513   Target Corp............................................................................       694,515
     660   Value City Department Stores, Inc.*....................................................        10,106
 106,175   Wal-Mart Stores, Inc...................................................................     5,813,081
                                                                                                    ------------
                                                                                                       7,553,085
                                                                                                    ------------
           DIVERSIFIED COMMERCIAL SERVICES (0.7%)
     285   4Kids Entertainment, Inc...............................................................         6,555
     394   ABM Industries Inc.*...................................................................         8,077
   1,382   ACNielsen Corp.*.......................................................................        28,331
     314   Administaff, Inc.*.....................................................................         8,242
     348   AHL Services, Inc.*....................................................................         5,524
     998   AnswerThink Consulting Group, Inc.*....................................................        32,435
   2,350   Apac Teleservices*.....................................................................        29,669
     563   Bell & Howell Co.*.....................................................................        20,127
     459   Best Software, Inc.*...................................................................        15,864
     865   Billing Information Concepts Corp.*....................................................         5,001

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     283   Bright Horizons Family Solutions, Inc.*................................................  $      4,811
     752   Burns International Services Corp.*....................................................         8,648
   1,175   Careerbuilder, Inc.*...................................................................         7,417
   1,044   Caribiner International, Inc.*.........................................................         2,218
     343   CDI Corp...............................................................................         7,996
   2,178   Century Business Sevices, Inc.*........................................................         8,099
     345   Charles River Associates Inc.*.........................................................        10,264
   1,307   CheckFree Holdings Corp.*..............................................................        76,623
     782   Chemdex Corp.*.........................................................................        75,072
   2,651   Cintas Corp............................................................................       124,100
   4,907   Concord EFS, Inc.*.....................................................................        99,367
     526   Concur Technologies, Inc.*.............................................................        11,013
   3,644   Convergys Corp.*.......................................................................       107,042
   1,280   Copart, Inc.*..........................................................................        21,680
     324   Corporate Executive Board Co.*.........................................................        16,645
     383   Costar Group, Inc.*....................................................................        12,352
     549   CTC Communication Group, Inc.*.........................................................        21,514
     934   Dendrite International, Inc.*..........................................................        27,495
     385   Diamond Technology Partners, Inc.*.....................................................        30,848
     323   Exchange Applications, Inc.............................................................        28,182
     326   Fair, Isaac & Co., Inc.................................................................        14,914
     810   Freemarkets, Inc.*.....................................................................       185,490
     466   G & K Services, Inc. (Class A).........................................................        10,252
   2,158   Galileo International, Inc.............................................................        51,927
   2,099   Gartner Group, Inc. (Class B)*.........................................................        28,599
     748   GetThere.com, Inc.*....................................................................        21,598
     654   Global Imaging Systems, Inc.*..........................................................         5,191
   1,600   HA-LO Industries, Inc.*................................................................        14,400
     241   Hall, Kinion & Associates, Inc.*.......................................................         5,769
     588   Heidrick & Struggles Intenational, Inc.*...............................................        24,108
     736   HotJobs.com, Ltd.*.....................................................................        20,470
   1,098   Identix Inc.*..........................................................................        10,294
     266   Insurance Auto Auctions, Inc.*.........................................................         3,923
   1,515   Interim Services, Inc.*................................................................        37,970
     862   Internet Pictures Corp.*...............................................................        27,420
     830   Iron Mountain, Inc.*...................................................................        27,286
   1,542   iXL Enterprises, Inc.*.................................................................        73,823
     324   Jupiter Communications, Inc.*..........................................................         8,059
     856   Kelly Services, Inc. (Class A).........................................................        21,560
     838   Korn/Ferry International*..............................................................        28,859
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     923   Labor Ready, Inc.......................................................................  $      7,672
     335   Lason, Inc.*...........................................................................         3,141
     570   Learning Tree International, Inc.*.....................................................        13,680
     486   Loislaw.com, Inc.*.....................................................................         9,234
     649   Management Network Group, Inc. (The)*..................................................        15,495
   1,810   Manpower, Inc..........................................................................        64,594
     760   Marketing Services Group, Inc.*........................................................        13,727
     473   MAXIMUS, Inc.*.........................................................................        17,531
     300   MemberWorks Inc.*......................................................................         8,325
     818   Metamor Worldwide, Inc.*...............................................................        23,108
     265   Metro One Telecommunications, Inc.*....................................................         3,263
   2,291   Modis Professional Services, Inc.*.....................................................        39,806
     859   Navigant Consulting, Inc.*.............................................................         9,127
     605   NCO Group, Inc.*.......................................................................        13,877
     675   Nextera Enterprises, Inc. (Class A)*...................................................         6,666
     792   NFO Worldwide, Inc.*...................................................................        16,186
   1,757   NOVA Corp.*............................................................................        52,930
   1,180   Ogden Corp.............................................................................        13,349
   1,940   Olsten Corp............................................................................        19,885
     363   On Assignment, Inc.*...................................................................        11,344
   5,883   Paychex, Inc.*.........................................................................       258,852
   1,213   Pegasystems Inc.*......................................................................        15,542
     610   Personnel Group of America, Inc.*......................................................         5,795
     485   Pierce Leahy Corp.*....................................................................        16,035
     748   Precision Response Corp.*..............................................................        18,513
     496   ProBusiness Services, Inc.*............................................................        13,702
   1,161   Profit Recovery Group International, Inc. (The)*.......................................        31,492
     606   PROVANT, Inc.*.........................................................................        12,650
   2,140   Robert Half International, Inc.*.......................................................        82,657
   1,280   Romac International, Inc.*.............................................................        18,880
     527   SABRE Group Holdings, Inc.*............................................................        23,451
     427   Saleslogix Corp.*......................................................................        11,903
   2,507   Sitel Corp.*...........................................................................        20,683
   1,487   Sodexho Marriott Services, Inc.........................................................        19,610
     637   Source Information Management Co. (The)*...............................................         9,714
     934   Staff Leasing, Inc.*...................................................................         8,114
   1,157   StaffMark, Inc.*.......................................................................        10,124
     959   Stamps.com, Inc.*......................................................................        32,126

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     347   StarTek, Inc.*.........................................................................  $     11,711
   1,216   Sylvan Learning Systems, Inc.*.........................................................        16,492
     755   TeleSpectrum Worldwide Inc.*...........................................................         6,795
   1,459   TeleTech Holdings, Inc.*...............................................................        35,016
   2,266   Viad Corp..............................................................................        59,624
     417   Volt Information Sciences, Inc.*.......................................................         9,773
     463   Wackenhut Corp. (The) (Class A)........................................................         6,424
     687   Wackenhut Corrections Corp.*...........................................................         5,882
     946   Wireless Facilities, Inc.*.............................................................        47,596
                                                                                                    ------------
                                                                                                       2,655,219
                                                                                                    ------------
           DIVERSIFIED ELECTRONIC PRODUCTS (0.5%)
     484   Caliper Technologies Corp.*............................................................        67,004
   1,067   Checkpoint Systems, Inc.*..............................................................        11,804
   1,898   Harris Corp............................................................................        55,042
   5,397   JDS Uniphase Corp.*....................................................................     1,100,313
     438   Macrovision Corp.*.....................................................................        41,035
   4,538   Rockwell International Corp............................................................       224,347
     920   RSA Security, Inc.*....................................................................        50,025
   1,720   SCI Systems, Inc.*.....................................................................       123,840
   1,815   Sensormatic Electronics Corp.*.........................................................        33,010
     958   Wave Systems Corp. (Class A)*..........................................................        12,214
     378   Zomax, Inc.*...........................................................................        16,868
                                                                                                    ------------
                                                                                                       1,735,502
                                                                                                    ------------
           DIVERSIFIED FINANCIAL SERVICES (1.9%)
  10,681   American Express Co....................................................................     1,760,362
  10,741   AXA Financial, Inc.....................................................................       349,754
  80,444   Citigroup, Inc.........................................................................     4,620,502
   1,416   Leucadia National Corp.................................................................        30,090
   1,128   Liberty Financial Co., Inc.............................................................        23,547
   3,387   Providian Financial Corp...............................................................       285,778
     805   StanCorp Financial Group, Inc..........................................................        19,521
                                                                                                    ------------
                                                                                                       7,089,554
                                                                                                    ------------
           DIVERSIFIED MANUFACTURING (0.7%)
     901   ACX Technologies, Inc..................................................................         4,843
     768   Ametek, Inc............................................................................        16,896
     690   Blount International, Inc..............................................................        10,307
   2,247   Cooper Industries, Inc.................................................................        86,229
   3,396   Danaher Corp...........................................................................       146,452
   4,858   Dover Corp.............................................................................       195,838
   1,100   Federal Signal Corp....................................................................        17,256
   1,275   Griffon Corp.*.........................................................................         9,323
  18,887   Honeywell International Inc............................................................       906,576
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   2,098   ITT Industries, Inc....................................................................  $     66,349
   1,111   Mark IV Industries, Inc................................................................        23,123
   9,575   Minnesota Mining & Manufacturing Co....................................................       896,459
   1,149   Pentair, Inc...........................................................................        38,491
     482   Scott Technologies, Inc................................................................         7,893
     414   Smith (A.O.) Corp......................................................................         8,151
     390   Standex International Corp.............................................................         6,484
     906   Teleflex, Inc..........................................................................        28,765
   3,775   Thermo Electron Corp.*.................................................................        65,355
     889   Tredegar Corp..........................................................................        17,391
     915   Trinity Industries, Inc................................................................        21,388
   2,142   U.S. Industries, Inc...................................................................        27,712
     935   United Dominion Industries Ltd.........................................................        18,758
     581   Valmont Industries, Inc................................................................        11,257
                                                                                                    ------------
                                                                                                       2,631,296
                                                                                                    ------------
           DRUGSTORE CHAINS (0.3%)
   9,350   CVS Corp...............................................................................       326,666
     330   Duane Reade, Inc.*.....................................................................         7,611
     900   Longs Drug Stores Corp.................................................................        19,350
   6,178   Rite Aid Corp..........................................................................        43,632
  23,942   Walgreen Co............................................................................       661,398
                                                                                                    ------------
                                                                                                       1,058,657
                                                                                                    ------------
           E.D.P. PERIPHERALS (1.2%)
     601   Advanced Digital Information Corp.*....................................................        29,224
   1,221   Ampex Corp. (Class A)*.................................................................         3,968
     671   Avid Technology, Inc.*.................................................................         8,597
     968   C-Cube Microsystems Inc.*..............................................................        67,276
   1,782   Communication Intelligence Corp.*......................................................        12,975
     293   Cybex Corp.*...........................................................................        15,382
     297   DSP Group, Inc.*.......................................................................        26,990
   1,324   Electronics for Imaging, Inc.*.........................................................        61,980
  24,276   EMC Corp.*.............................................................................     2,585,394
     431   Gerber Scientific, Inc.................................................................         8,027
     851   Imation Corp*..........................................................................        25,743
     346   Immersion Corp.*.......................................................................        12,110
     668   In Focus Systems, Inc.*................................................................        16,449
   1,729   Intergraph Corp.*......................................................................         9,293
     119   Interlink Electronics, Inc.*...........................................................         5,385
   6,437   Iomega Corp.*..........................................................................        26,150
     309   ION Networks, Inc.*....................................................................         9,502
     714   Kopin Corp.*...........................................................................        50,248
   3,047   Lexmark International Group, Inc. (Class A)*...........................................       287,180
   2,702   Maxtor Corp.*..........................................................................        18,576

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     606   Mercury Computer Systems, Inc.*........................................................  $     23,066
     731   MTI Technology Corp.*..................................................................        21,427
     762   National Computer Systems, Inc.........................................................        26,098
   3,563   Network Appliance, Inc.*...............................................................       357,413
     711   NVIDIA Corp.*..........................................................................        26,218
     570   Pinnacle Systems, Inc.*................................................................        27,787
     252   Procom Technology, Inc.*...............................................................         6,599
     872   QLogic Corp.*..........................................................................       133,307
   1,958   Quantum Corp.*.........................................................................        14,440
   3,931   Quantum Corp. - DLT & Storage Systems*.................................................        37,836
     262   Rainbow Technoligies, Inc.*............................................................         5,764
     337   SCM Microsystems, Inc.*................................................................        21,357
   4,970   Seagate Technology, Inc.*..............................................................       199,111
     293   SmartDisk Corp.*.......................................................................        10,145
   2,390   Storage Technology Corp.*..............................................................        36,298
   2,111   Symbol Technologies, Inc...............................................................       126,000
   2,245   Western Digital Corp.*.................................................................        10,664
                                                                                                    ------------
                                                                                                       4,363,979
                                                                                                    ------------
           E.D.P. SERVICES (1.2%)
   2,050   Acxiom Corp.*..........................................................................        51,762
   1,177   Affiliated Computer Services, Inc. (Class A)*..........................................        46,786
     975   American Management Systems, Inc.*.....................................................        29,920
     859   Analysts International Corp.*..........................................................        10,630
  14,914   Automatic Data Processing, Inc.........................................................       707,483
   2,928   BEA Systems, Inc.*.....................................................................       220,515
     552   BindView Development Corp.*............................................................        25,392
     651   Bisys Group, Inc. (The)*...............................................................        38,450
     445   CACI International Inc. (Class A)*.....................................................        10,068
   5,810   Cadence Design Systems, Inc.*..........................................................       119,831
   1,441   Cambridge Technology Partners, Inc.*...................................................        28,730
   3,451   Ceridian Corp.*........................................................................        55,216
   4,852   Chequemate International, Inc.*........................................................         8,794
   1,411   CIBER, Inc.*...........................................................................        31,836
      82   Cognizant Technology Solutions Corp.*..................................................         6,170
     891   Complete Business Solutions, Inc.*.....................................................        18,043
     809   Computer Horizons Corp.*...............................................................        11,073
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   3,972   Computer Sciences Corp.................................................................  $    364,927
     645   Computer Task Group, Inc...............................................................        10,723
     342   Concord Communications, Inc.*..........................................................        12,611
   1,237   CSG Systems International, Inc.*.......................................................        46,387
     469   CyberCash, Inc.*.......................................................................         4,045
     362   DBT Online, Inc.*......................................................................         6,787
   1,513   DST Systems, Inc.*.....................................................................        93,995
  11,232   Electronic Data Systems Corp...........................................................       759,564
     281   F.Y.I., Inc.*..........................................................................         8,816
   9,998   First Data Corp........................................................................       490,527
   2,926   Fiserv, Inc.*..........................................................................        99,118
     258   Forrester Research, Inc.*..............................................................        14,835
     424   Globix Corp.*..........................................................................        36,199
     896   Harbinger Corp.*.......................................................................        19,264
     481   Henry (Jack) & Associates, Inc.........................................................        27,537
   1,106   IMRglobal Corp.*.......................................................................         9,954
   7,177   Infonet Services Corp. (Class B)*......................................................       202,750
     885   Information Resources, Inc.*...........................................................         7,135
     362   Intelligroup, Inc.*....................................................................        11,765
     969   ISS Group, Inc.*.......................................................................        64,136
   1,710   Keane, Inc.*...........................................................................        46,170
     473   Lightbridge, Inc.*.....................................................................        10,051
     145   McAfee.com Corp.*......................................................................         4,803
     637   Metro Information Services, Inc.*......................................................        14,731
     809   National Data Corp.....................................................................        25,888
   1,074   National Processing, Inc.*.............................................................        10,203
     312   Netsolve, Inc.*........................................................................        11,544
     330   nFront, Inc............................................................................         8,085
     465   Pegasus Systems, Inc.*.................................................................        12,439
   2,192   Perot Systems Corp. (Class A)*.........................................................        44,114
     545   Pivotal Corp. (Canada)*................................................................        23,980
     849   Policy Management Systems Corp.*.......................................................        13,425
     512   Predictive Systems, Inc................................................................        24,448
     339   QRS Corp.*.............................................................................        24,493
     894   Rainmaker Systems, Inc.*...............................................................        12,851
   1,996   Razorfish, Inc.*.......................................................................        77,345
   2,426   Renaissance Worldwide Inc.*............................................................        16,072
   1,843   Reynolds & Reynolds Co. (Class A)*.....................................................        40,776
   1,030   Sagent Technology, Inc.*...............................................................        20,278
   2,107   Sterling Commerce, Inc.*...............................................................        59,128
   1,106   SVI Holdings, Inc.*....................................................................        11,889

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   1,011   Sykes Enterprises, Inc.*...............................................................  $     27,992
   1,003   Syntel, Inc.*..........................................................................        16,299
     690   Systems & Computer Technology Corp.*...................................................        12,377
     482   Tanning Technology Corp.*..............................................................        21,027
   1,023   Technology Solutions Co................................................................        35,997
     826   TenFold Corp.*.........................................................................        35,053
   4,651   Total System Services, Inc.............................................................        76,741
     445   U.S. Interactive, Inc.*................................................................        22,695
     203   viaLink Co. (The)......................................................................         6,014
   1,350   Whittman-Hart, Inc.*...................................................................        47,841
     984   ZapMe! Corp.*..........................................................................         6,888
                                                                                                    ------------
                                                                                                       4,533,411
                                                                                                    ------------
           ELECTRIC UTILITIES (1.8%)
   4,924   AES Corp. (The)*.......................................................................       394,535
   2,635   Allegheny Energy, Inc..................................................................        72,298
   1,879   Alliant Energy, Inc....................................................................        56,018
   3,274   Ameren Corp............................................................................       106,610
   4,631   American Electric Power Co.............................................................       155,138
     821   Avista Corp............................................................................        23,501
     419   Black Hills Corp.......................................................................        10,030
   1,501   Calpine Corp.*.........................................................................       109,761
   3,808   Carolina Power & Light Co..............................................................       122,808
   5,074   Central & South West Corp..............................................................       102,431
   3,792   Cinergy Corp...........................................................................        94,326
     537   CLECO Corp.............................................................................        18,057
     774   CMP Group, Inc.........................................................................        21,430
   2,763   CMS Energy Corp........................................................................        82,890
     301   CN Energy Group, Inc...................................................................         9,331
   2,219   Conectiv, Inc..........................................................................        38,694
   5,273   Consolidated Edison, Inc...............................................................       172,361
   3,568   Constellation Energy Group, Inc........................................................       107,486
   4,552   Dominion Resources, Inc................................................................       190,046
   3,785   DPL, Inc...............................................................................        72,625
   1,797   DQE, Inc...............................................................................        83,785
   3,461   DTE Energy Co..........................................................................       120,270
   8,725   Duke Energy Corp.......................................................................       503,869
   3,721   Dynegy Inc.............................................................................       115,351
     464   Eastern Utilities Assoc................................................................        14,268
   8,284   Edison International...................................................................       240,236
   1,077   El Paso Electric Co....................................................................         9,626
     367   Empire District Electric Co. (The).....................................................         8,005
   2,730   Energy East Corp.......................................................................        61,596
   5,889   Entergy Corp...........................................................................       146,857
   5,560   FirstEnergy Corp.......................................................................       126,490
   2,343   Florida Progress Corp..................................................................        99,285
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   4,276   FPL Group, Inc.........................................................................  $    180,394
   2,589   GPU, Inc...............................................................................        75,081
     769   Hawaiian Electric Industries, Inc......................................................        23,166
     870   IDACORP, Inc...........................................................................        29,199
   1,669   Illinova Corp..........................................................................        73,019
   2,045   IPALCO Enterprises, Inc................................................................        39,750
   1,477   Kansas City Power & Light Co...........................................................        35,910
   3,094   LG&E Energy Corp.......................................................................        52,598
     418   Madison Gas & Electric Co..............................................................         7,576
   1,428   MidAmerican Energy Holdings Co.........................................................        48,820
   1,753   Minnesota Power, Inc...................................................................        29,472
   2,629   Montana Power Co.......................................................................       106,474
   2,757   New Century Energies, Inc..............................................................        79,781
   1,410   New England Electric System............................................................        74,554
   4,468   Niagara Mohawk Holdings Inc.*..........................................................        56,129
   2,984   NiSource Inc...........................................................................        54,831
   3,139   Northeast Utilities....................................................................        64,349
   3,693   Northern States Power Co...............................................................        71,090
     412   Northwestern Corp......................................................................         9,115
   1,420   NSTAR..................................................................................        59,551
   1,856   OGE Energy Corp........................................................................        37,700
     214   Otter Tail Power Co....................................................................         7,624
   4,433   PECO Energy Co.........................................................................       184,524
   9,161   PG & E Corp............................................................................       200,969
   2,022   Pinnacle West Capital Corp.............................................................        62,429
   2,828   Potomac Electric Power Co..............................................................        68,225
   3,531   PP&L Resources, Inc....................................................................        81,875
     973   Public Service Company of New Mexico...................................................        15,446
   5,215   Public Service Enterprise Group, Inc...................................................       179,266
   2,018   Puget Sound Power & Light Co...........................................................        45,405
   7,054   Reliant Energy, Inc....................................................................       160,919
     865   RGS Energy Group Inc...................................................................        17,462
   2,471   SCANA Corp.............................................................................        67,180
   1,871   Sierra Pacific Resources...............................................................        29,936
     521   SIGCORP, Inc...........................................................................        10,713
  16,059   Southern Co............................................................................       411,512
     192   St. Joseph Light & Power Co............................................................         3,936
   3,088   TECO Energy, Inc.......................................................................        60,602
   6,595   Texas Utilities Co.....................................................................       233,298
     244   TNP Enterprises, Inc...................................................................        10,065
   5,190   Unicom Corp............................................................................       203,059
     792   UniSource Energy Corp..................................................................        10,791

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     356   United Illuminating Co.................................................................  $     17,844
   2,217   UtiliCorp United Inc...................................................................        43,370
   1,625   Western Resources, Inc.................................................................        26,000
   2,812   Wisconsin Energy Corp..................................................................        55,537
     640   WPS Resources Corp.....................................................................        16,200
                                                                                                    ------------
                                                                                                       6,922,760
                                                                                                    ------------
           ELECTRICAL PRODUCTS (0.3%)
     346   Alpine Group, Inc. (The)*..............................................................         4,347
   4,595   American Power Conversion Corp.*.......................................................       126,650
     696   American Superconductor Corp.*.........................................................        18,531
     857   Baldor Electric Co.....................................................................        14,623
     448   Belden Inc.............................................................................         9,660
     254   C&D Technologies, Inc..................................................................        10,382
     673   Cable Design Technologies Corp.*.......................................................        15,479
  10,367   Emerson Electric Co....................................................................       570,833
     134   Franklin Electric Co., Inc.............................................................         9,212
     390   Genlyte Group Inc. (The)*..............................................................         7,702
   1,545   Hubbell, Inc. (Class B)................................................................        40,073
     417   Littelfuse, Inc.*......................................................................        10,451
   1,044   MagneTek, Inc.*........................................................................         9,331
   3,740   Molex Inc..............................................................................       190,039
     512   Powerone Inc.*.........................................................................        17,536
     593   Rayovac Corp.*.........................................................................        12,824
     637   SLI, Inc...............................................................................         7,485
     645   Superior TeleCom Inc...................................................................         9,715
   1,379   Thomas & Betts Corp....................................................................        41,973
     492   Thomas Industries, Inc.................................................................         9,163
     621   Valence Technology, Inc.*..............................................................        19,135
                                                                                                    ------------
                                                                                                       1,155,144
                                                                                                    ------------
           ELECTRONIC COMPONENTS (0.5%)
     414   Aavid Thermal Technologies, Inc........................................................        10,402
     383   ACT Manufacturing, Inc.*...............................................................        12,495
     418   Amphenol Corp. (Class A)*..............................................................        28,372
     129   Anaren Microwave, Inc.*................................................................         7,595
   1,958   Andrew Corp.*..........................................................................        44,912
     888   Artesyn Technologies, Inc.*............................................................        15,207
   2,070   AVX Corp...............................................................................       123,165
     121   Bel Fuse Inc. (Class A)................................................................         2,964
     289   Benchmark Electronics, Inc.*...........................................................         7,279
   1,323   Burr-Brown Corp.*......................................................................        48,620
     278   California Amplifier, Inc.*............................................................         9,400
     704   Cree Research, Inc.....................................................................        66,176
     691   CTS Corp...............................................................................        48,500
     877   DII Group, Inc.*.......................................................................        67,967
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   1,608   E-Tek Dynamics, Inc.*..................................................................  $    292,656
     342   Hadco Corp.*...........................................................................        13,594
     441   Hutchinson Technology Inc.*............................................................         7,166
     949   Kemet Corp.*...........................................................................        45,137
   2,949   Komag Inc.*............................................................................         8,294
     847   Methode Electronics, Inc. (Class A)....................................................        28,904
     307   NETsilicon, Inc........................................................................         6,907
     957   Oak Technology, Inc.*..................................................................        12,381
     304   Park Electrochemical Corp..............................................................         5,757
     418   Plexus Corp.*..........................................................................        19,437
     670   Power Integrations, Inc.*..............................................................        24,371
     481   Powerwave Technologies, Inc.*..........................................................        43,801
     562   Rambus Inc.*...........................................................................        42,361
   1,941   Read Rite Corp.*.......................................................................         6,187
     220   Sage, Inc.*............................................................................         6,490
     764   SanDisk Corp.*.........................................................................       102,233
   1,392   Sanmina Corp.*.........................................................................       147,900
   1,008   Sawtek, Inc.*..........................................................................        63,693
     602   SIPEX Corp.*...........................................................................        13,846
   6,990   Solectron Corp.*.......................................................................       507,649
     435   Spectrian Corp.........................................................................         8,917
     290   Three-Five Systems, Inc................................................................        11,147
     984   Vicor Corp.............................................................................        40,098
   2,020   Vishay Intertechnology, Inc.*..........................................................        75,245
                                                                                                    ------------
                                                                                                       2,027,225
                                                                                                    ------------
           ELECTRONIC DATA PROCESSING (4.0%)
   3,838   Apple Computer, Inc.*..................................................................       397,953
  40,560   Compaq Computer Corp...................................................................     1,110,330
   1,393   Concurrent Computer Corp.*.............................................................        26,293
     416   Corsair Communications, Inc.*..........................................................         4,992
  60,622   Dell Computer Corp.*...................................................................     2,330,158
     363   eShare Technologies, Inc...............................................................         5,853
   7,552   Gateway, Inc.*.........................................................................       462,088
  24,312   Hewlett-Packard Co.*...................................................................     2,631,774
  43,008   International Business Machines Corp...................................................     4,824,960
   2,297   Micron Electronics, Inc.*..............................................................        24,262
   2,304   NCR Corp.*.............................................................................        88,704
     391   RadiSys Corp.*.........................................................................        15,933
   4,385   Silicon Graphics, Inc.*................................................................        42,480
  37,269   Sun Microsystems, Inc.*................................................................     2,925,616
   7,394   Unisys Corp.*..........................................................................       235,684
                                                                                                    ------------
                                                                                                      15,127,080
                                                                                                    ------------
           ELECTRONIC DISTRIBUTORS (0.1%)
   2,290   Arrow Electronics, Inc.*...............................................................        48,090
   1,001   Avnet, Inc.............................................................................        53,741

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     457   Black Box Corp.*.......................................................................  $     26,906
   1,331   Brightpoint, Inc.*.....................................................................        17,386
   1,297   CellStar Corp.*........................................................................        11,268
     996   InaCom Corp.*..........................................................................         4,731
   1,688   Ingram Micro Inc. (Class A)*...........................................................        19,306
     575   Intraware, Inc.*.......................................................................        29,325
     670   Kent Electronics Corp.*................................................................        15,452
     271   Miami Computer Supply Corp.*...........................................................         8,401
     668   Pioneer-Standard Electronics, Inc......................................................         9,143
     831   Safeguard Scientifics, Inc.*...........................................................       118,002
     327   ScanSource, Inc.*......................................................................        13,857
   1,241   Tech Data Corp.*.......................................................................        27,612
                                                                                                    ------------
                                                                                                         403,220
                                                                                                    ------------
           ELECTRONIC PRODUCTION EQUIPMENT (0.8%)
     660   ADE Corportion*........................................................................        12,705
     653   Advanced Energy Industries, Inc.*......................................................        33,221
     453   American Xtal Technology, Inc.*........................................................         7,078
   2,822   Amkor Technology, Inc.*................................................................        89,598
   9,029   Applied Materials, Inc.*...............................................................     1,238,666
     473   Applied Science & Technology, Inc.*....................................................        14,367
     306   Artisan Components, Inc.*..............................................................         4,628
     321   Asyst Technologies, Inc.*..............................................................        23,172
     625   ATMI, Inc.*............................................................................        21,680
     479   Brooks Automation, Inc.*...............................................................        24,429
     989   Cognex Corp.*..........................................................................        40,302
     427   Cohu, Inc..............................................................................        17,614
     518   Credence Systems Corp.*................................................................        43,512
     668   Cymer, Inc.*...........................................................................        36,740
     368   DuPont Photomasks, Inc.*...............................................................        17,480
     312   Electro Scientific Industries, Inc.*...................................................        24,960
     418   Electroglas, Inc.*.....................................................................        12,305
     654   EMCORE Corp.*..........................................................................        30,574
     665   Esterline Corp.*.......................................................................         7,440
     515   Etec Systems, Inc.*....................................................................        43,131
     522   FEI Co.................................................................................         8,548
     541   FSI International, Inc.*...............................................................         8,352
     609   GaSonics International Corp.*..........................................................        18,156
     533   Helix Technology Corp..................................................................        25,917
     283   Ibis Technology Corp.*.................................................................        19,067
   2,092   Jabil Circuit, Inc.*...................................................................       132,319
   4,292   KLA-Tencor Corp.*......................................................................       251,618
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     560   Kulicke & Soffa Industries, Inc.*......................................................  $     29,295
     941   Lam Research Corp.*....................................................................       117,390
   1,016   LTX Corp.*.............................................................................        30,353
     752   Mattson Technology, Inc.*..............................................................        21,902
   1,660   MEMC Electronic Materials, Inc.*.......................................................        26,249
   1,532   Mentor Graphics Corp.*.................................................................        20,682
     586   MKS Instruments, Inc.*.................................................................        19,045
   2,799   Novellus Systems, Inc.*................................................................       137,326
     180   Photon Dynamics, Inc.*.................................................................        10,091
     551   Photronics, Inc.*......................................................................        16,461
     525   PRI Automation, Inc.*..................................................................        36,750
     312   Rudolph Technologies, Inc.*............................................................        13,923
     779   Silicon Valley Group, Inc.*............................................................        16,213
     727   SpeedFam-IPEC, Inc.*...................................................................        10,905
   1,690   Synopsys, Inc.*........................................................................        77,846
   4,080   Teradyne, Inc.*........................................................................       264,180
     727   Ultratech Stepper, Inc.*...............................................................         9,814
     726   Varian Semiconductor Equipment Associates, Inc.*.......................................        35,120
     418   Veeco Instruments, Inc.*...............................................................        22,885
                                                                                                    ------------
                                                                                                       3,124,009
                                                                                                    ------------
           ENGINEERING & CONSTRUCTION (0.2%)
     783   Comfort Systems USA, Inc.*.............................................................         5,481
     613   Dycom Industries, Inc.*................................................................        26,359
     473   EMCOR Group, Inc.*.....................................................................         8,603
   1,812   Fluor Corp.............................................................................        72,367
     804   Foster Wheeler Corp....................................................................         5,678
     484   Granite Construction Inc...............................................................         9,650
     923   Group Maintenance America Corp.*.......................................................         8,307
     600   Insituform Technologies, Inc. (Class A)*...............................................        15,300
     671   Integrated Electrical Services, Inc.*..................................................         5,871
     619   Jacobs Engineering Group, Inc.*........................................................        18,260
     672   MasTec, Inc.*..........................................................................        31,038
   4,749   Metromedia Fiber Network, Inc. (Class A)*..............................................       321,448
     939   Morrison Knudsen Corp.*................................................................         6,925
     777   Quanta Services, Inc.*.................................................................        25,447
     456   SpectraSite Holdings, Inc.*............................................................         8,835
     328   Stone & Webster, Inc...................................................................         5,248
                                                                                                    ------------
                                                                                                         574,817
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           ENVIRONMENTAL SERVICES (0.1%)
   4,506   Allied Waste Industries, Inc.*.........................................................  $     29,007
     583   Casella Waste Systems Inc., (Class A)*.................................................         8,745
     664   Catalytica, Inc.*......................................................................         9,462
     958   IT Group, Inc. (The)*..................................................................         7,305
     367   Landauer, Inc..........................................................................         7,845
   1,233   Newpark Resources, Inc.*...............................................................         7,783
   4,186   Republic Services, Inc.*...............................................................        49,185
   2,401   Safety-Kleen Corp.*....................................................................        14,556
     823   Tetra Tech, Inc.*......................................................................        12,139
   1,184   Thermo Ecotek Corp.*...................................................................         8,436
     418   Trigen Energy Corp.....................................................................         9,692
     869   U.S. Plastic Lumber Corp.*.............................................................         7,658
     396   URS Corp...............................................................................         6,880
     460   Waste Connections, Inc.*...............................................................         5,606
     322   Waste Industries Inc.*.................................................................         3,743
  14,784   Waste Management, Inc..................................................................       258,720
                                                                                                    ------------
                                                                                                         446,762
                                                                                                    ------------
           FARMING/SEEDS/MILLING (0.1%)
     197   Agribrands International, Inc.*........................................................         8,139
  14,515   Archer-Daniels-Midland Co..............................................................       170,551
   1,009   Cadiz, Inc.*...........................................................................        10,973
     864   Corn Products International, Inc.......................................................        19,872
     886   Delta & Pine Land Co...................................................................        14,619
     512   Hines Horticulture, Inc................................................................         4,096
     331   Tejon Ranch Co.*.......................................................................         7,510
                                                                                                    ------------
                                                                                                         235,760
                                                                                                    ------------
           FINANCE COMPANIES (1.2%)
     553   Advanta Corp. (Class A)................................................................        10,230
   1,491   Allied Capital Corp....................................................................        27,583
     508   American Capital Strategies, Ltd.......................................................        13,017
   1,755   AmeriCredit Corp.*.....................................................................        28,738
  17,375   Associates First Capital Corp. (Class A)...............................................       347,500
   4,704   Capital One Financial Corp.............................................................       192,864
     989   Cash American International, Inc.......................................................         9,828
     737   Charter Municipal Mortgage Acceptance Co...............................................         8,660
   5,936   CIT Group, Inc. (The) (Series A).......................................................       113,526
     956   CompuCredit Corp.*.....................................................................        33,340
   2,700   Countrywide Credit Industries, Inc.....................................................        70,200
   1,617   Credit Acceptance Corp.*...............................................................         7,276
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     388   Creditrust Corp.*......................................................................  $      2,922
     721   Doral Financial Corp...................................................................         7,390
  24,455   Fannie Mae.............................................................................     1,465,772
   2,949   FiNet.com, Inc.*.......................................................................         3,686
   1,461   FINOVA Group, Inc......................................................................        47,209
  16,586   Freddie Mac............................................................................       832,410
   1,098   Heller Financial, Inc..................................................................        22,852
  11,217   Household International, Inc...........................................................       395,399
     770   Imperial Credit Industries, Inc.*......................................................         3,609
  19,130   MBNA Corp..............................................................................       483,032
     432   Medallion Financial Corp...............................................................         7,452
     921   Metris Companies, Inc..................................................................        33,732
     850   Mortgage.Com, Inc.*....................................................................         4,569
     541   New Century Financial Corp.*...........................................................         5,410
   1,210   NextCard, Inc.*........................................................................        41,745
     340   Prism Financial Corp.*.................................................................         1,360
   3,796   SLM Holding Corp.......................................................................       147,807
     477   Student Loan Corp. (The)...............................................................        23,731
     481   WFS Financial Inc......................................................................         7,696
     217   White Mountains Insurance Group, Inc...................................................        24,412
                                                                                                    ------------
                                                                                                       4,424,957
                                                                                                    ------------
           FINANCIAL PUBLISHING/SERVICES (0.2%)
     354   Advent Software, Inc.*.................................................................        23,187
     643   Aether Systems, Inc*...................................................................        78,767
     545   Ashton Technology Group, Inc. (The)*...................................................         5,195
     440   BARRA, Inc.*...........................................................................        15,730
   1,253   Data Broadcasting Corp.*...............................................................        10,337
     392   Data Transmission Network Corp.*.......................................................         6,492
   3,838   Dun & Bradstreet Corp..................................................................        96,670
   3,374   Equifax, Inc...........................................................................        72,541
     379   FactSet Research Systems Inc...........................................................        25,393
     297   MarketWatch.com, Inc.*.................................................................        11,286
   4,679   McGraw-Hill Companies, Inc.............................................................       262,316
     684   Multex.com, Inc.*......................................................................        17,185
     402   NewsEdge Corp.*........................................................................         3,517
     522   Omega Research, Inc.*..................................................................         3,262
   1,074   Phoenix Investment Partners, Ltd.......................................................         7,451
     364   Primark Corp.*.........................................................................         8,508
     415   SEI Investments Co.....................................................................        43,160
   3,060   Sungard Data Systems, Inc.*............................................................        89,505
     526   Telescan, Inc.*........................................................................        11,210
     470   Thestreet.com, Inc.*...................................................................         8,049
   1,456   Track Data Corp.*......................................................................         9,009

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     269   Value Line, Inc........................................................................  $      9,886
                                                                                                    ------------
                                                                                                         818,656
                                                                                                    ------------
           FLUID CONTROLS (0.1%)
     235   CIRCOR International, Inc.*............................................................         2,849
     808   Flowserve Corp.........................................................................        12,372
     463   Graco Inc..............................................................................        14,237
     707   IDEX Corp..............................................................................        19,001
   2,672   Parker-Hannifin Corp...................................................................       115,564
     254   Robbins & Myers, Inc...................................................................         5,461
     723   Roper Industries, Inc..................................................................        24,266
     471   Watts Industries, Inc..................................................................         7,124
                                                                                                    ------------
                                                                                                         200,874
                                                                                                    ------------
           FOOD CHAINS (0.4%)
   9,782   7-Eleven, Inc.*........................................................................        25,983
  10,105   Albertson's, Inc.......................................................................       309,466
     940   Casey's General Stores, Inc............................................................         9,694
   3,738   Delhaize America, Inc..................................................................        67,050
     696   Grand Union Co. (The)*.................................................................         3,958
     883   Great Atlantic & Pacific Tea Co., Inc..................................................        24,393
   1,008   Hannaford Brothers Company.............................................................        70,686
     737   Ingles Markets, Inc. (Class A).........................................................         8,475
  19,850   Kroger Co.*............................................................................       344,894
     826   Pantry, Inc. (The)*....................................................................        10,428
   1,108   Ruddick Corp...........................................................................        14,889
  12,139   Safeway Inc.*..........................................................................       463,558
     334   Seaway Food Town, Inc..................................................................         7,014
     958   Smart & Final, Inc.....................................................................         7,245
     995   Weis Markets, Inc.*....................................................................        42,723
     627   Whole Foods Market, Inc.*..............................................................        28,685
     352   Wild Oats Markets, Inc.*...............................................................         5,808
   3,546   Winn-Dixie Stores, Inc.................................................................        71,806
                                                                                                    ------------
                                                                                                       1,516,755
                                                                                                    ------------
           FOOD DISTRIBUTORS (0.1%)
     885   Fleming Companies, Inc.................................................................         8,850
     362   Performance Food Group Co.*............................................................         8,349
   3,331   Supervalu, Inc.........................................................................        59,958
   7,859   SYSCO Corp.............................................................................       279,486
   2,422   U.S. Foodservice*......................................................................        43,747
     874   United Natural Foods, Inc.*............................................................         9,395
                                                                                                    ------------
                                                                                                         409,785
                                                                                                    ------------
           FOREST PRODUCTS (0.2%)
   4,080   Georgia-Pacific Corp...................................................................       166,260
   1,977   Georgia-Pacific Corp. (Timber Grp).....................................................        42,876
   2,540   Louisiana-Pacific Corp.................................................................        32,702
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     348   Pope & Talbot, Inc.....................................................................  $      5,568
     655   Rayonier Inc...........................................................................        28,165
     273   Republic Group Inc.....................................................................         3,617
     629   Universal Forest Products, Inc.........................................................         7,862
   5,603   Weyerhaeuser Co........................................................................       321,472
                                                                                                    ------------
                                                                                                         608,522
                                                                                                    ------------
           GENERIC DRUGS (0.1%)
     691   Alpharma Inc. (Class A)................................................................        23,494
     751   Andrx Corp.*...........................................................................        52,664
     545   Barr Laboratories, Inc.*...............................................................        21,766
     504   Duramed Pharmaceuticals, Inc.*.........................................................         4,032
   1,870   ICN Pharmaceuticals, Inc...............................................................        46,984
   2,518   Ivax Corp.*............................................................................        83,723
   3,083   Mylan Laboratories, Inc................................................................        82,085
     686   Pharmaceutical Resources, Inc.*........................................................         3,173
     787   Schein Pharmaceutical, Inc.*...........................................................         7,427
   2,290   Watson Pharmaceuticals, Inc.*..........................................................        92,316
                                                                                                    ------------
                                                                                                         417,664
                                                                                                    ------------
           HOME BUILDING (0.1%)
     207   Beazer Homes USA Inc.*.................................................................         3,804
     629   Castle & Cooke, Inc.*..................................................................         7,509
   1,414   Centex Corp............................................................................        31,108
   1,037   Champion Enterprises, Inc.*............................................................         7,972
   3,339   Clayton Homes, Inc.....................................................................        28,381
     485   Crossmann Communities, Inc.*...........................................................         7,639
   1,532   D.R. Horton, Inc.......................................................................        17,714
     791   Fairfield Communities, Inc.*...........................................................         8,998
     779   Fleetwood Enterprises, Inc.............................................................        12,707
   1,138   Kaufman & Broad Home Corp..............................................................        24,680
   1,391   Lennar Corp............................................................................        22,169
     599   M.D.C. Holdings, Inc...................................................................         8,461
     181   NVR, Inc.*.............................................................................         8,190
   1,880   Oakwood Homes Corp.....................................................................         5,170
     637   Palm Harbor Homes, Inc.*...............................................................         9,913
   1,032   Pulte Corp.............................................................................        17,995
     412   Ryland Group, Inc. (The)...............................................................         6,772
     347   Skyline Corp...........................................................................         7,157
     874   Standard Pacific Corp..................................................................         8,139
     870   Toll Brothers, Inc.*...................................................................        14,790
     353   U.S. Home Corp.*.......................................................................         8,450
     438   Webb (Del) Corp.*......................................................................         7,993
                                                                                                    ------------
                                                                                                         275,711
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           HOME FURNISHINGS (0.1%)
     592   Bassett Furniture Industries, Inc......................................................  $      7,696
     379   Department 56, Inc.....................................................................         7,272
     597   Enesco Group...........................................................................         5,858
     973   Ethan Allen Interiors, Inc.............................................................        24,325
   1,178   Furniture Brands International, Inc.*..................................................        20,026
   1,460   La-Z-Boy, Inc..........................................................................        19,978
   4,683   Leggett & Platt, Inc...................................................................        84,294
     318   Libbey, Inc............................................................................         8,188
     809   Mikasa, Inc............................................................................         7,736
   1,446   Mohawk Industries, Inc.*...............................................................        33,891
     249   National Presto Industries, Inc........................................................         8,715
   6,729   Newell Rubbermaid, Inc.................................................................       201,870
     627   O'Sullivan Industries Holdings, Inc. (Pref.)*..........................................           353
     394   Oneida Ltd.............................................................................         8,323
   3,192   Shaw Industries, Inc...................................................................        43,291
   1,376   Tupperware Corp........................................................................        22,446
   1,274   Westpoint Stevens, Inc.................................................................        20,941
                                                                                                    ------------
                                                                                                         525,203
                                                                                                    ------------
           HOSPITAL/NURSING MANAGEMENT (0.2%)
   2,212   Beverly Enterprises, Inc.*.............................................................         8,157
  13,439   Columbia/HCA Healthcare Corp...........................................................       367,053
   6,045   Health Management Associates, Inc. (Class A)*..........................................        84,252
   1,233   LifePoint Hospitals, Inc.*.............................................................        16,645
   2,458   Manor Care, Inc.*......................................................................        32,722
   1,148   Orthodontic Centers of America, Inc.*..................................................        17,579
     809   Province Healthcare Co.*...............................................................        20,933
   1,686   Quorum Health Group, Inc.*.............................................................        16,122
     522   Res-Care, Inc.*........................................................................         7,080
   7,429   Tenet Healthcare Corp.*................................................................       169,010
     874   Triad Hospitals, Inc.*.................................................................        14,913
     732   Universal Health Services, Inc. (Class B)*.............................................        32,711
                                                                                                    ------------
                                                                                                         787,177
                                                                                                    ------------
           HOTELS/RESORTS (0.3%)
     422   American Classic Voyager Co.*..........................................................        12,132
   1,037   Boca Resorts, Inc.*....................................................................         9,657
  14,719   Carnival Corp..........................................................................       663,275
   1,289   Choice Hotels International, Inc.*.....................................................        21,349
     446   Crestline Capital Corp.*...............................................................         8,028
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   2,295   Extended Stay America, Inc.*...........................................................  $     17,930
   9,800   Hilton Hotels Corp.....................................................................        82,687
     779   Marcus Corp. (The).....................................................................         8,666
   5,936   Marriott International, Inc. (Class A).................................................       184,387
   1,157   Prime Hospitality Corp.*...............................................................         9,111
   1,090   ResortQuest International, Inc.*.......................................................         5,314
   4,284   Royal Caribbean Cruises Ltd............................................................       211,790
     363   Trendwest Resorts, Inc.*...............................................................         8,712
     557   U.S. Franchise Systems, Inc.*..........................................................         2,750
     483   Vail Resorts, Inc.*....................................................................         7,879
                                                                                                    ------------
                                                                                                       1,253,667
                                                                                                    ------------
           INDUSTRIAL MACHINERY/COMPONENTS (0.2%)
     929   Applied Power, Inc. (Class A)..........................................................        25,896
     341   Commercial Intertech Corp..............................................................         6,394
     685   Hanover Compressor Co.*................................................................        27,143
   1,215   Hussmann International, Inc............................................................        16,782
   7,169   Illinois Tool Works Inc................................................................       419,386
   3,903   Ingersoll-Rand Co......................................................................       183,685
     720   Kennametal, Inc........................................................................        18,945
   1,077   Lincoln Electric Holdings, Inc.........................................................        21,069
     660   Milacron Inc...........................................................................         7,961
     393   Nordson Corp...........................................................................        16,899
   1,264   Presstek, Inc.*........................................................................        23,384
     456   Regal-Beloit Corp......................................................................         9,063
     388   Specialty Equipment Co., Inc.*.........................................................         6,935
     459   Tecumseh Products Co...................................................................        20,856
     261   Tennant Co.............................................................................         8,417
   1,367   Thermo Fibertek, Inc.*.................................................................        10,252
     588   Transportation Technologies Industries, Inc.*..........................................        11,980
   1,234   Westinghouse Air Brake Co..............................................................        13,728
     384   Woodward Governor Co...................................................................         8,832
     748   Zebra Technologies Corp. (Class A)*....................................................        44,272
                                                                                                    ------------
                                                                                                         901,879
                                                                                                    ------------
           INDUSTRIAL SPECIALTIES (0.2%)
     631   Albany International Corp. (Class A)*..................................................         9,347
     537   Bacou USA, Inc.*.......................................................................         8,391
     792   BMC Industries, Inc....................................................................         3,762
     540   Brady (W.H.) Co........................................................................        15,356
     631   Buckeye Technologies Inc.*.............................................................        10,569
       0   CoorsTek, Inc.*........................................................................             4
     469   CUNO, Inc.*............................................................................        10,963
   1,098   Donaldson Co., Inc.....................................................................        22,646
   3,092   Ecolab, Inc............................................................................       108,800

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     580   Foamex International Inc.*.............................................................  $      4,821
     295   Ionics, Inc.*..........................................................................         8,739
     745   MacDermid, Inc.........................................................................        25,330
     700   Material Sciences Corp.*...............................................................         8,925
   1,080   Millipore Corp.........................................................................        46,237
     150   Mine Safety Appliances Co..............................................................         9,309
     745   Omnova Solutions, Inc..................................................................         5,587
     349   Optical Coating Laboratory, Inc........................................................       132,555
   2,962   Pall Corp..............................................................................        54,612
   1,059   Paxar Corp.*...........................................................................         9,134
     962   Pittway Corp. (Class A)................................................................        43,530
     258   Rogers Corp.*..........................................................................         9,804
     651   Spartech Corp..........................................................................        16,682
     684   Symyx Technologies, Inc.*..............................................................        34,200
   1,076   UCAR International, Inc.*..............................................................        24,277
                                                                                                    ------------
                                                                                                         623,580
                                                                                                    ------------
           INSURANCE BROKERS/SERVICES (0.2%)
   6,123   AON Corp...............................................................................       158,433
     280   Brown & Brown, Inc.....................................................................         9,607
     796   CCC Information Services Group, Inc.*..................................................        13,233
     726   ChoicePoint Inc.*......................................................................        25,410
     189   CorVel Corp.*..........................................................................         4,630
   1,189   Crawford & Co..........................................................................        14,491
     333   E. W. Blanch Holdings, Inc.............................................................        16,109
     424   Gallagher (Arthur J.) & Co.............................................................        22,790
     382   Hilb, Rogal & Hamilton Co..............................................................        10,720
   6,365   Marsh & McLennan Companies, Inc........................................................       598,310
                                                                                                    ------------
                                                                                                         873,733
                                                                                                    ------------
           INTEGRATED OIL COMPANIES (2.8%)
   2,164   Amerada Hess Corp......................................................................       115,098
   7,700   Atlantic Richfield Co..................................................................       592,900
     895   BP Prudhoe Bay Royalty Trust...........................................................         7,943
  15,658   Chevron Corp...........................................................................     1,308,422
  14,942   Conoco, Inc. (Class B).................................................................       352,071
  82,398   Exxon Mobil Corp.......................................................................     6,880,233
   2,063   Kerr-McGee Corp........................................................................       114,239
   1,073   Murphy Oil Corp........................................................................        61,563
   6,043   Phillips Petroleum Co..................................................................       247,008
  13,195   Texaco, Inc............................................................................       697,686
   5,784   Unocal Corp............................................................................       165,567
                                                                                                    ------------
                                                                                                      10,542,730
                                                                                                    ------------
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           INTERNET SERVICES (3.8%)
     366   About.com, Inc.*.......................................................................  $     25,620
     598   Accrue Software, Inc.*.................................................................        23,584
     574   Active Software, Inc.*.................................................................        44,054
     802   Agency.com, Inc.*......................................................................        29,473
     545   Agile Software Co.*....................................................................        80,353
     215   Akamai Technologies, Inc.*.............................................................        53,535
     310   Allaire Corp.*.........................................................................        38,479
     331   Alloy Online, Inc.*....................................................................         5,089
  53,336   America Online, Inc.*..................................................................     3,036,818
     347   Andover.Net, Inc.*.....................................................................         9,239
     771   AppliedTheory Corp.*...................................................................        19,275
     775   AppNet, Inc.*..........................................................................        35,844
   2,168   Ariba, Inc.*...........................................................................       352,571
     742   Art Technology Group, Inc.*............................................................        79,765
     397   ASD Systems, Inc.*.....................................................................         3,300
     640   Ask Jeeves, Inc.*......................................................................        61,120
   8,290   At Home Corp. (Series A)*..............................................................       298,440
     430   Bluestone Software, Inc.*..............................................................        37,894
     553   Braun Consulting, Inc.*................................................................        20,910
     416   Breakaway Solutions, Inc.*.............................................................        35,958
     430   Broadbase Software, Inc.*..............................................................        37,840
   1,890   BroadVision, Inc.*.....................................................................       240,621
     401   C-Bridge Internet Solutions, Inc.*.....................................................        22,130
     800   CAIS Internet, Inc.*...................................................................        28,000
     804   Calico Commerce, Inc.*.................................................................        25,527
     355   Circle.com*............................................................................         3,861
   6,453   CMGI Inc.*.............................................................................       726,366
   1,753   CNet Inc.*.............................................................................        85,787
   1,674   Commerce One, Inc.*....................................................................       288,242
     989   Concentric Network Corp.*..............................................................        41,909
   1,140   Critical Path, Inc.*...................................................................        72,958
     572   CyberSource Corp.*.....................................................................        20,020
     260   Cysive, Inc.*..........................................................................        19,110
     845   Data Return Corp.*.....................................................................        49,116
     327   Digex, Inc.*...........................................................................        27,734
     329   Digital Insight Corp.*.................................................................        14,106
     858   Digital Island, Inc.*..................................................................        72,179
     778   Earthlink Network, Inc.*...............................................................        33,259
     256   EarthWeb, Inc.*........................................................................         8,416
     671   eGain Communications Corp.*............................................................        23,066
   1,163   Engage Technologies, Inc.*.............................................................       151,190
     270   Exactis.com, Inc.*.....................................................................         4,792
     658   eXcelon Corp.*.........................................................................        11,885
   4,067   Exodus Communications, Inc.*...........................................................       466,942
     444   F5 Networks, Inc.*.....................................................................        41,736
   1,484   Go.com, Inc.*..........................................................................        38,027
     664   Go2Net, Inc.*..........................................................................        53,410

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   1,086   GoTo.com, Inc.*........................................................................  $     81,314
     752   HearMe Inc.*...........................................................................        19,270
   1,293   High Speed Access Corp.*...............................................................        23,516
     512   iManage, Inc.*.........................................................................        12,800
   2,300   InfoSpace.com, Inc.*...................................................................       322,287
   2,462   Inktomi Corp.*.........................................................................       244,815
   1,042   Interliant, Inc.*......................................................................        39,401
   2,978   Internap Network Services Corp.*.......................................................       186,497
     667   Internet Capital Group, Inc.*..........................................................        79,373
     557   Internet.com Corp.*....................................................................        27,258
     939   Intertrust Technologies Corp.*.........................................................       135,568
     350   InterVU Inc.*..........................................................................        32,375
     645   InterWorld Corp.*......................................................................        47,569
     547   Interwoven, Inc.*......................................................................        68,580
     854   ITXC Corp.*............................................................................        91,805
     526   iVillage Inc.*.........................................................................         8,613
     762   JFAX.COM, Inc.*........................................................................         4,524
     826   Juno Online Services, Inc.*............................................................        21,579
     689   Kana Communications, Inc.*.............................................................       172,078
     544   Keynote Systems, Inc.*.................................................................        43,996
   1,994   Liberate Technologies, Inc.*...........................................................       157,027
     342   Lionbridge Technologies, Inc.*.........................................................         6,712
     407   Liquid Audio, Inc.*....................................................................        11,701
   2,041   LookSmart, Ltd.*.......................................................................        66,077
     570   Luminant Worldwide Corp.*..............................................................        17,812
   2,300   Lycos, Inc.*...........................................................................       168,906
     718   Mail.com, Inc.*........................................................................        11,802
     469   Media Metrix, Inc.*....................................................................        15,682
   1,192   MessageMedia, Inc.*....................................................................        21,232
   1,518   MindSpring Enterprises, Inc.*..........................................................        40,227
     796   N2H2, Inc.*............................................................................        12,736
   1,267   National Information Consortium, Inc.*.................................................        56,302
     669   NaviSite, Inc.*........................................................................        68,865
     423   NBC Internet, Inc. (Class A)*..........................................................        40,185
     588   Net Perceptions, Inc.*.................................................................        28,555
     396   Netegrity, Inc.*.......................................................................        27,522
   1,435   NetManage, Inc.*.......................................................................         8,789
     573   NetObjects, Inc.*......................................................................        11,890
     797   Network Solutions, Inc. (Class A)*.....................................................       172,800
     434   Netzee, Inc.*..........................................................................         7,161
   2,494   Netzero, Inc.*.........................................................................        80,120
     451   OnDisplay, Inc.*.......................................................................        36,249
     549   OneMain.com, Inc.*.....................................................................         6,691
   1,046   Open Market, Inc.*.....................................................................        53,804
     392   Optio Software, Inc.*..................................................................         6,468
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     403   Pfsweb Inc.*...........................................................................  $     13,752
     317   Pilot Network Services, Inc.*..........................................................         8,004
   3,774   Portal Software, Inc.*.................................................................       187,285
     365   Preview Systems, Inc.*.................................................................        18,067
   1,529   Prodigy Communications Corp.*..........................................................        30,389
     623   Proxicom, Inc.*........................................................................        62,845
   1,551   PSINet, Inc.*..........................................................................       123,983
     668   PurchasePro.com Inc.*..................................................................        55,277
     926   Quest Software, Inc.*..................................................................        89,417
     767   Quintus Corp.*.........................................................................        25,503
     413   Ramp Networks, Inc.*...................................................................         5,575
   1,098   Rare Medium Group, Inc.*...............................................................        39,253
   1,775   RealNetworks, Inc.*....................................................................       279,008
   1,086   Retek, Inc.*...........................................................................        57,694
     377   RoweCom, Inc.*.........................................................................        13,336
   1,675   Scient Corp.*..........................................................................       125,416
     419   SilverStream Software, Inc.*...........................................................        46,509
     413   Softnet Systems, Inc.*.................................................................        13,500
     984   Software.com, Inc.*....................................................................        66,789
     563   SonicWall, Inc.*.......................................................................        32,654
   1,356   Splitrock Services, Inc.*..............................................................        47,884
     384   Spyglass, Inc.*........................................................................        13,584
   1,392   StarMedia Network, Inc.*...............................................................        44,544
   1,067   Talk City, Inc.*.......................................................................        17,272
     706   theglobe.com, Inc.*....................................................................         5,516
     515   Tumbleweed Communications Corp.*.......................................................        25,847
   2,047   USWeb Corp.*...........................................................................        58,595
   1,840   Verio Inc.*............................................................................       117,760
   2,459   VeriSign, Inc.*........................................................................       396,360
     850   VerticalNet, Inc.*.....................................................................       202,512
     341   Viador Inc.*...........................................................................        12,191
     536   Viant Corp.*...........................................................................        51,322
   1,402   Vignette Corp.*........................................................................       271,637
   1,478   Vitria Technology, Inc.*...............................................................       144,105
   1,003   Voyager.net, Inc.*.....................................................................        11,848
     660   WatchGuard Technologies, Inc.*.........................................................        18,645
     304   WebTrends Corp.*.......................................................................        26,182
     239   White Pine Software, Inc.*.............................................................         4,750
     985   Women.com Networks, Inc.*..............................................................        12,066
     512   WorldGate Communications, Inc.*........................................................        21,952
   1,193   Xpedior Inc.*..........................................................................        32,658
   6,281   Yahoo! Inc.*...........................................................................     2,022,482
                                                                                                    ------------
                                                                                                      14,552,051
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           INVESTMENT BANKERS/BROKERS/SERVICES (1.2%)
     207   Advest Group, Inc......................................................................  $      3,752
   3,771   AmeriTrade Holding Corp. (Class A)*....................................................        59,865
   2,843   Bear Stearns Companies, Inc............................................................       117,274
     222   Dain Rauscher Corp.....................................................................        11,183
   3,004   Donaldson, Lufkin & Jenrette, Inc......................................................       143,629
     121   Duff & Phelps Credit Rating Co.........................................................         9,733
   6,675   E*TRADE Group, Inc.*...................................................................       140,175
   2,197   Edwards (A.G.), Inc....................................................................        72,776
     208   eSPEED, Inc (Class A)..................................................................        14,248
     730   Freedom Securities Corp................................................................         7,847
     253   GlobalNet Financial.com, Inc.*.........................................................         8,871
   1,635   Goldman Sachs Group, Inc. (The)........................................................       149,807
     740   Investment Technology Group, Inc.......................................................        26,270
     348   Investors Financial Services Corp......................................................        13,311
     450   Jefferies Group, Inc...................................................................         9,928
   2,659   Knight/Trimark Group, Inc. (Class A)*..................................................        83,925
   1,066   LaBranche & Co., Inc.*.................................................................        14,657
   1,364   Legg Mason, Inc........................................................................        50,297
   2,863   Lehman Brothers Holdings, Inc..........................................................       204,704
   8,844   Merrill Lynch & Co., Inc...............................................................       767,217
     572   Morgan Keegan, Inc.....................................................................         8,365
  26,576   Morgan Stanley Dean Witter & Co. (Note 4)..............................................     1,760,660
     363   National Discount Brokers Group, Inc.*.................................................         7,895
   3,405   Paine Webber Group, Inc................................................................       130,880
     545   Ragen Mackenzie Group, Inc.*...........................................................         9,912
   1,129   Raymond James Financial, Inc...........................................................        21,451
  19,564   Schwab (Charles) Corp..................................................................       705,527
     621   Siebert Financial Corp.................................................................         6,909
     380   Southwest Securities Group, Inc........................................................         9,880
   7,281   TD Waterhouse Group, Inc.*.............................................................        97,838
     558   Web Street, Inc........................................................................         3,732
     459   Wit Capital Group, Inc.................................................................         5,967
                                                                                                    ------------
                                                                                                       4,678,485
                                                                                                    ------------
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           INVESTMENT MANAGERS (0.2%)
     276   Acacia Research Corp.*.................................................................  $     11,074
     556   Affiliated Managers Group, Inc.*.......................................................        19,251
   4,086   Alliance Capital Management Holding L.P................................................       153,736
     839   Eaton Vance Corp.......................................................................        34,347
   1,976   Federated Investors, Inc. (Class B)....................................................        39,026
   6,016   Franklin Resources, Inc................................................................       214,696
     751   John Nuveen Co. (The) (Class A)........................................................        26,660
   1,192   Neuberger Berman Inc...................................................................        29,576
   1,057   Nvest, L.P.............................................................................        20,017
   1,182   Pimco Advisors Holdings L.P............................................................        44,842
     597   Pioneer Group, Inc. (The)*.............................................................         8,507
   2,855   Price (T.) Rowe Associates, Inc........................................................       110,453
   1,399   United Asset Management Corp...........................................................        22,384
   1,284   Waddell & Reed Financial, Inc. (Class A)...............................................        37,075
                                                                                                    ------------
                                                                                                         771,644
                                                                                                    ------------
           LIFE INSURANCE (0.3%)
   1,011   American Annuity Group, Inc............................................................        16,366
   5,896   American General Corp..................................................................       362,235
     632   American National Insurance Co.........................................................        36,340
     453   Amerus Life Holdings, Inc..............................................................         9,230
   7,805   Conseco, Inc...........................................................................       119,026
     479   Delphi Financial Group, Inc. (Class A)*................................................        15,807
     554   FBL Financial Group, Inc. (Class A)....................................................         7,202
     620   Hartford Life, Inc. (Class A)..........................................................        25,226
   2,499   Jefferson-Pilot Corp...................................................................       146,816
     249   Kansas City Life Insurance Co..........................................................         8,341
     445   Liberty (Corp.) (The)..................................................................        15,797
   4,664   Lincoln National Corp..................................................................       172,276
     105   National Western Life Insurance Co. (Class A)*.........................................         7,311
     555   Presidential Life Corp.................................................................         9,157
   1,539   Protective Life Corp...................................................................        42,803
   1,077   Reinsurance Group of America, Inc......................................................        23,829
   2,117   ReliaStar Financial Corp...............................................................        62,848

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   1,127   The MONY Group Inc.....................................................................  $     30,429
                                                                                                    ------------
                                                                                                       1,111,039
                                                                                                    ------------
           MAJOR BANKS (3.3%)
  40,731   Bank of America Corp...................................................................     1,972,908
  17,570   Bank of New York Co., Inc..............................................................       713,781
  27,363   Bank One Corp..........................................................................       815,759
   8,216   BB&T Corp..............................................................................       231,075
  19,678   Chase Manhattan Corp. (The)............................................................     1,582,849
   3,731   Comerica, Inc..........................................................................       164,864
  23,566   First Union Corp.......................................................................       790,934
  21,844   FleetBoston Financial Corp.............................................................       686,721
   5,482   Huntington Bancshares, Inc.............................................................       117,863
  10,672   KeyCorp................................................................................       224,112
  12,136   Mellon Financial Corp..................................................................       416,416
   4,131   Morgan (J.P.) & Co., Inc...............................................................       507,338
  14,711   National City Corp.....................................................................       318,125
   7,014   PNC Bank Corp..........................................................................       336,672
   3,242   Popular, Inc...........................................................................        80,645
   4,004   SouthTrust Corp........................................................................       121,872
   3,817   State Street Corp......................................................................       306,076
   4,170   Summit Bancorp.........................................................................       124,839
   7,634   SunTrust Banks, Inc....................................................................       454,700
  17,361   U.S. Bancorp...........................................................................       385,197
   3,928   UnionBanCal Corp.......................................................................       139,689
   4,837   Wachovia Corp..........................................................................       309,870
  39,183   Wells Fargo & Co.......................................................................     1,567,320
                                                                                                    ------------
                                                                                                      12,369,625
                                                                                                    ------------
           MAJOR CHEMICALS (0.8%)
   5,232   Dow Chemical Co........................................................................       609,528
  24,921   Du Pont (E.I.) de Nemours & Co., Inc...................................................     1,470,339
   1,866   Eastman Chemical Co....................................................................        74,407
   2,537   Hercules Inc...........................................................................        43,446
  15,141   Monsanto Co............................................................................       534,667
   5,222   Rohm & Haas Co.........................................................................       220,629
   2,628   Solutia, Inc...........................................................................        36,135
   3,194   Union Carbide Corp.....................................................................       178,864
                                                                                                    ------------
                                                                                                       3,168,015
                                                                                                    ------------
           MAJOR PHARMACEUTICALS (5.7%)
  36,678   Abbott Laboratories....................................................................     1,196,620
  31,153   American Home Products Corp............................................................     1,466,138
  47,329   Bristol-Myers Squibb Co................................................................     3,123,714
  33,177   Johnson & Johnson......................................................................     2,855,296
  26,019   Lilly (Eli) & Co.......................................................................     1,740,021
  55,768   Merck & Co., Inc.......................................................................     4,395,215
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
  92,364   Pfizer, Inc............................................................................  $  3,359,740
  35,050   Schering-Plough Corp...................................................................     1,542,200
  20,487   Warner-Lambert Co......................................................................     1,944,985
                                                                                                    ------------
                                                                                                      21,623,929
                                                                                                    ------------
           MAJOR U.S. TELECOMMUNICATIONS (5.1%)
   7,490   ALLTEL Corp............................................................................       499,957
  76,459   AT&T Corp..............................................................................     4,033,205
  37,048   Bell Atlantic Corp.....................................................................     2,294,660
  44,910   BellSouth Corp.........................................................................     2,113,577
  23,186   GTE Corp...............................................................................     1,699,824
  67,719   MCI WorldCom, Inc.*....................................................................     3,106,609
  81,392   SBC Communications, Inc................................................................     3,510,030
  20,792   Sprint Corp. (FON Group)...............................................................     1,344,982
  12,056   U.S. West, Inc.........................................................................       801,724
                                                                                                    ------------
                                                                                                      19,404,568
                                                                                                    ------------
           MANAGED HEALTH CARE (0.2%)
   3,571   Aetna Inc..............................................................................       190,156
   1,074   AmeriPath, Inc.*.......................................................................         9,599
   4,761   Caremark Rx, Inc.*.....................................................................        20,234
   1,053   Coventry Health Care, Inc.*............................................................         7,634
   1,171   First Health Group Corp.*..............................................................        34,837
   2,917   Foundation Health Systems Inc. (Class A)*..............................................        29,899
   3,997   Humana, Inc.*..........................................................................        31,976
   1,285   Magellan Health Services, Inc.*........................................................         9,156
   1,044   Mid Atlantic Medical Services, Inc.*...................................................        10,440
   1,945   Oxford Health Plans, Inc.*.............................................................        27,473
   1,040   PacifiCare Health Systems, Inc.*.......................................................        43,940
     831   Sierra Health Services, Inc.*..........................................................         5,973
     941   Trigon Healthcare, Inc.*...............................................................        28,642
   4,050   United HealthCare Corp.*...............................................................       214,650
   1,518   Wellpoint Health Networks, Inc.*.......................................................       103,224
                                                                                                    ------------
                                                                                                         767,833
                                                                                                    ------------
           MARINE TRANSPORTATION (0.0%)
   1,029   Alexander & Baldwin, Inc...............................................................        20,709
     476   Kirby Corp.*...........................................................................         8,865
     713   Overseas Shipholding Group, Inc........................................................        10,606
     315   SEACOR Holdings, Inc...................................................................        14,529
   1,327   Tidewater, Inc.........................................................................        37,737
                                                                                                    ------------
                                                                                                          92,446
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           MEAT/POULTRY/FISH (0.1%)
  11,745   ConAgra, Inc...........................................................................  $    251,049
   1,729   Hormel Foods Corp......................................................................        70,241
   2,201   IBP, Inc...............................................................................        33,015
   1,090   Pilgrim's Pride Corp. (Class B)........................................................         8,311
      40   Seaboard Corp..........................................................................         7,410
   1,082   Smithfield Foods, Inc.*................................................................        19,814
   5,478   Tyson Foods, Inc. (Class A)............................................................        74,980
                                                                                                    ------------
                                                                                                         464,820
                                                                                                    ------------
           MEDIA CONGLOMERATES (1.4%)
  49,205   Disney (Walt) Co.......................................................................     1,786,757
   4,213   Fox Entertainment Group, Inc. (Series A)*..............................................        99,005
  30,695   Time Warner Inc........................................................................     2,453,682
  16,629   Viacom, Inc. (Class B)*................................................................       920,831
                                                                                                    ------------
                                                                                                       5,260,275
                                                                                                    ------------
           MEDICAL EQUIPMENT & SUPPLIES (0.4%)
     760   Acuson Corp.*..........................................................................        10,260
     477   ADAC Laboratories*.....................................................................         6,201
     557   Cyberonics Inc.*.......................................................................        12,811
     271   Datascope Corp.........................................................................         9,790
   1,260   DENTSPLY International, Inc............................................................        31,185
     530   Eclipse Surgical Technologies, Inc.*...................................................         3,776
     671   LaserSight, Inc.*......................................................................         8,304
  28,518   Medtronic, Inc.........................................................................     1,304,698
   1,115   Summit Technology, Inc.*...............................................................        14,495
   2,032   Sunrise Technology International, Inc.*................................................        14,478
   1,406   Thermo Cardiosystems, Inc.*............................................................        16,257
   1,534   VISX, Inc.*............................................................................        43,431
     145   Zoll Medical Corp.*....................................................................         5,546
                                                                                                    ------------
                                                                                                       1,481,232
                                                                                                    ------------
           MEDICAL SPECIALTIES (0.7%)
     201   ABIOMED, Inc.*.........................................................................        11,658
   2,437   ALZA Corp. (Class A)*..................................................................        86,970
     545   Arrow International, Inc...............................................................        17,304
     242   ArthroCare Corp.*......................................................................        16,093
     414   ATS Medical, Inc.*.....................................................................         4,813
     703   Aurora Biosciences Corp.*..............................................................        26,099
   1,213   Bard (C.R.), Inc.......................................................................        54,282
   1,377   Bausch & Lomb, Inc.....................................................................        85,374
   6,941   Baxter International, Inc..............................................................       443,356
     693   Beckman Coulter, Inc.*.................................................................        36,253
   5,972   Becton, Dickinson & Co.................................................................       156,392
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     351   Bio-Rad Laboratories, Inc. (Class A)...................................................  $      8,095
     420   Biomatrix, Inc.*.......................................................................         9,319
   2,692   Biomet, Inc............................................................................       107,007
     940   Biopure Corp.*.........................................................................        25,967
   9,894   Boston Scientific Corp.*...............................................................       205,300
     425   Cerus Corp.*...........................................................................        15,512
     737   ChromaVision Medical Systems, Inc.*....................................................        10,594
     310   Closure Medical Corp.*.................................................................         4,262
     362   CONMED Corp.*..........................................................................         9,321
     318   Cooper Companies, Inc..................................................................         9,619
     831   Cygnus, Inc.*..........................................................................        13,660
     858   Cytyc Corp.*...........................................................................        25,794
     364   Diagnostic Products Corp...............................................................         8,213
     339   Digene Corp.*..........................................................................         7,649
   7,333   Guidant Corp.*.........................................................................       385,899
     618   Haemonetics Corp.*.....................................................................        16,107
     684   Hanger Orthopedic Group, Inc.*.........................................................         3,078
   1,562   Hillenbrand Industries, Inc............................................................        53,108
     364   I-STAT Corp.*..........................................................................         4,459
     396   IGEN International, Inc.*..............................................................        12,028
     471   INAMED Corp.*..........................................................................        19,399
     394   Inhale Therapeutic Systems, Inc.*......................................................        23,024
     694   Invacare Corp..........................................................................        13,750
     451   Invitrogen Corp.*......................................................................        29,766
     864   KeraVision, Inc.*......................................................................         8,586
     512   KV Pharmaceutical Co. (Class A)*.......................................................        11,904
     278   Lifecore Biomedical, Inc.*.............................................................         2,624
     259   Lynx Therapeutics, Inc.*...............................................................        10,425
   1,660   Mallinckrodt, Inc......................................................................        47,829
     564   Mentor Corp............................................................................        12,972
     742   Minimed, Inc.*.........................................................................        57,180
     323   Molecular Devices Corp.*...............................................................        15,827
     537   Novoste Corp.*.........................................................................        12,082
     526   Ocular Sciences, Inc.*.................................................................        10,651
     645   Osteotech, Inc.*.......................................................................         8,990
     338   ResMed, Inc.*..........................................................................        14,513
   1,082   Respironics, Inc.*.....................................................................        12,105
   1,372   Safeskin Corp.*........................................................................        16,293
     349   SonoSite, Inc.*........................................................................        11,081
   2,008   St. Jude Medical, Inc.*................................................................        49,824
     703   Staar Surgical Co.*....................................................................         7,909
   1,610   STERIS Corp.*..........................................................................        16,905
   2,314   Stryker Corp...........................................................................       145,782
   2,476   Sybron International Corp.*............................................................        57,103

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     481   Techne Corp.*..........................................................................  $     30,002
     513   Thermo BioAnalysis Corp.*..............................................................        13,466
     729   Varian Medical Systems, Inc.*..........................................................        27,793
     621   Ventana Medical Systems, Inc.*.........................................................        15,292
     494   Vital Signs, Inc.*.....................................................................        10,683
     405   Wesley Jessen VisionCare, Inc.*........................................................        15,668
     268   West Pharmaceutical Services, Inc......................................................         8,291
     437   Xceed, Inc.*...........................................................................        15,514
                                                                                                    ------------
                                                                                                       2,626,818
                                                                                                    ------------
           MEDICAL/DENTAL DISTRIBUTORS (0.2%)
   1,157   AmeriSource Health Corp. (Class A)*....................................................        20,971
   3,202   Bergin Brunswig Corp. (Class A)........................................................        21,013
     660   Bindley Western Industries, Inc........................................................        11,261
   6,686   Cardinal Health, Inc...................................................................       319,674
     725   Henry Schein, Inc.*....................................................................         9,561
   6,718   McKesson HBOC, Inc.....................................................................       138,139
     885   Owens & Minor, Inc.....................................................................         8,020
     804   Patterson Dental Co.*..................................................................        35,024
     354   PolyMedica Industries, Inc.*...........................................................         9,381
     522   Priority Healthcare Corp.*.............................................................        15,105
   1,692   PSS World Medical, Inc.*...............................................................        10,575
     581   SciQuest.com, Inc.*....................................................................        32,863
     243   Syncor International Corp.*............................................................         5,862
                                                                                                    ------------
                                                                                                         637,449
                                                                                                    ------------
           MEDICAL/NURSING SERVICES (0.1%)
   1,242   Apria Healthcare Group, Inc.*..........................................................        24,840
     906   Cyber-Care, Inc.*......................................................................        12,514
   9,216   Healthsouth Corp.*.....................................................................        50,688
     694   Hooper Holmes, Inc.....................................................................        13,490
     675   InfoCure Corp.*........................................................................        22,359
     576   Laser Vision Centers, Inc.*............................................................         5,094
   1,567   LCA-Vision, Inc.*......................................................................         6,268
   1,289   Lincare Holdings, Inc.*................................................................        45,598
   1,600   Matria Healthcare, Inc.*...............................................................         7,100
     684   Pediatrix Medical Group, Inc.*.........................................................         6,242
   1,941   PhyCor, Inc.*..........................................................................         3,579
   1,066   Renal Care Group, Inc.*................................................................        25,984
   1,447   Total Renal Care Holdings, Inc.*.......................................................         6,692
                                                                                                    ------------
                                                                                                         230,448
                                                                                                    ------------
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           METALS FABRICATIONS (0.1%)
     687   ABC-NACO, Inc.*........................................................................  $      6,698
     332   Commercial Metals Co...................................................................        10,562
     371   Commonwealth Industries, Inc.*.........................................................         3,826
   1,212   CommScope, Inc.*.......................................................................        46,132
   1,090   Fairchild Corp. (Class A)*.............................................................         7,698
     748   General Cable Corp.....................................................................         5,797
     463   Gibraltar Steel Corp...................................................................         8,450
     932   Harsco Corp............................................................................        25,106
   1,285   Hexcel Corp.*..........................................................................         6,746
     901   Intermet Corp..........................................................................        10,249
     735   Kaydon Corp............................................................................        19,891
     543   Maverick Tube Corp.*...................................................................        10,826
     964   Metals USA, Inc........................................................................         7,772
     264   Mobile Mini, Inc.*.....................................................................         5,016
     839   Mueller Industries, Inc.*..............................................................        27,635
     162   Penn Engineering & Manufacturing Corp..................................................         3,777
     585   Precision Castparts Corp...............................................................        14,991
     663   Reliance Steel & Aluminum Co...........................................................        13,757
     432   Shaw Group, Inc.*......................................................................         9,963
     254   SPS Technologies, Inc..................................................................         8,541
   1,478   Timken Co. (The).......................................................................        24,110
   1,118   Tower Automotive, Inc.*................................................................        16,071
     588   Wolverine Tube, Inc.*..................................................................         7,791
                                                                                                    ------------
                                                                                                         301,405
                                                                                                    ------------
           MID - SIZED BANKS (0.7%)
   9,331   AmSouth Bancorporation.................................................................       162,709
   1,740   BancWest Corp..........................................................................        28,058
   1,498   Commerce Bancshares, Inc...............................................................        45,876
   2,712   Compass Bancshares, Inc................................................................        53,732
   7,364   Fifth Third Bancorp....................................................................       487,880
     303   First Citizens BancShares, Inc. (Class A)..............................................        18,445
   4,671   First Security Corp....................................................................       120,570
   3,111   First Tennessee National Corp..........................................................        81,275
   1,186   First Virginia Banks, Inc..............................................................        44,920
  23,386   Firstar Corp...........................................................................       558,341
   3,825   Hibernia Corp. (Class A)...............................................................        40,163
     240   M&T Bank Corp..........................................................................        98,640
   2,541   Marshall & Ilsley Corp.................................................................       130,226
   1,645   Mercantile Bankshares Corp.............................................................        47,911
   5,311   Northern Trust Corp....................................................................       320,320
   2,809   Old Kent Financial Corp................................................................        90,766
   1,915   Pacific Century Financial Corp.........................................................        32,914

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   5,217   Regions Financial Corp.................................................................  $    126,186
   6,676   Synovus Financial Corp.................................................................       126,844
     496   UMB Financial Corp.....................................................................        16,647
   3,365   Union Planters Corp....................................................................       113,358
                                                                                                    ------------
                                                                                                       2,745,781
                                                                                                    ------------
           MILITARY/GOV'T/TECHNICAL (0.3%)
     687   Aeroflex Inc.*.........................................................................         8,158
     283   Alliant Techsystems, Inc.*.............................................................        18,360
     414   Cubic Corp.............................................................................        10,350
     331   FLIR Systems, Inc.*....................................................................         6,041
   4,795   General Dynamics Corp..................................................................       225,964
   3,224   General Motors Corp. (Class H)*........................................................       362,700
     166   Integral Systems, Inc.*................................................................         5,852
   1,087   Litton Industries, Inc.*...............................................................        46,130
   5,842   Loral Space & Communications Ltd.*.....................................................       114,649
     229   Microvision, Inc.*.....................................................................         6,569
     787   Newport News Shipbuilding Inc..........................................................        19,872
   1,102   PerkinElmer, Inc.......................................................................        55,169
     461   Primex Technologies, Inc...............................................................         9,854
   8,074   Raytheon Co. (Class B).................................................................       184,188
     684   REMEC, Inc.*...........................................................................        13,637
     585   The Kroll-O'Gara Co....................................................................         9,726
     519   ThermoTrex Corp.*......................................................................         4,671
   1,081   Titan Corp. (The)*.....................................................................        42,429
     283   Watkins-Johnson Co.....................................................................        11,603
                                                                                                    ------------
                                                                                                       1,155,922
                                                                                                    ------------
           MOTOR VEHICLES (0.8%)
  28,819   Ford Motor Co..........................................................................     1,433,745
  15,275   General Motors Corp....................................................................     1,228,683
   3,610   Harley-Davidson, Inc...................................................................       253,377
     380   Monaco Coach Corp......................................................................         8,265
                                                                                                    ------------
                                                                                                       2,924,070
                                                                                                    ------------
           MOVIES/ENTERTAINMENT (0.2%)
     763   AMC Entertainment, Inc.*...............................................................         7,487
   1,904   AMF Bowling, Inc.*.....................................................................         4,641
     681   Ascent Entertainment, Inc.*............................................................         7,917
   1,240   Cedar Fair, L.P........................................................................        23,483
     350   Championship Auto Racing Teams, Inc.*..................................................         7,328
   1,508   Electronic Arts Inc.*..................................................................       123,279
     457   Four Media Co.*........................................................................         6,227
     788   Gaylord Entertainment Co...............................................................        21,966
     311   GC Companies, Inc......................................................................         8,902
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   1,268   International Speedway Corp. (Class A).................................................  $     63,876
     296   Launch Media, Inc.*....................................................................         5,106
     601   Liberty Digital, Inc. (Class A)*.......................................................        31,553
   1,233   Loews Cineplex Entertainment Corp.*....................................................         5,857
   4,796   Metro-Goldwyn-Mayer Inc................................................................       111,207
     826   Musicmaker.com, Inc.*..................................................................         5,266
     418   Network Event Theater, Inc.*...........................................................         8,543
     539   On Command Corp.*......................................................................         8,759
   1,109   Pixar, Inc.*...........................................................................        39,577
   1,867   Premier Parks Inc.*....................................................................        52,393
   1,203   Quokka Sports, Inc.*...................................................................        14,737
   1,523   SFX Entertainment, Inc. (Class A)*.....................................................        49,593
     993   Speedway Motorsports, Inc.*............................................................        31,280
     562   SportsLine USA, Inc.*..................................................................        19,846
     188   Todd-AO Corp. (The)....................................................................         6,486
   1,323   Westwood One, Inc.*....................................................................        80,538
     232   World Wrestling Federation Entertainment, Inc.*........................................         3,582
                                                                                                    ------------
                                                                                                         749,429
                                                                                                    ------------
           MULTI-LINE INSURANCE (1.4%)
  19,216   Allstate Corp..........................................................................       445,571
  36,939   American International Group, Inc......................................................     3,846,273
   4,437   CIGNA Corp.............................................................................       318,355
   4,399   CNA Financial Corp.*...................................................................       149,016
   5,288   Hartford Financial Services Group, Inc.................................................       201,605
     931   Horace Mann Educators Corp.............................................................        17,398
     567   Nationwide Financial Services, Inc. (Class A)..........................................        14,104
   3,102   Safeco Corp............................................................................        75,805
   1,726   Unitrin, Inc...........................................................................        61,705
     432   Zenith National Insurance Corp.........................................................         9,045
                                                                                                    ------------
                                                                                                       5,138,877
                                                                                                    ------------
           MULTI-SECTOR COMPANIES (2.9%)
     863   Anixter International, Inc.*...........................................................        16,990
     737   Building One Services Corp.*...........................................................         7,278
   1,572   Crane Co...............................................................................        30,752
     812   Fidelity Holdings, Inc.*...............................................................         9,839
   3,915   Fortune Brands, Inc....................................................................       113,535
  78,280   General Electric Co.**.................................................................    10,440,598
     746   Kaman Corp.............................................................................         7,134
     955   Lancaster Colony Corp..................................................................        30,202
   1,158   McDermott International, Inc...........................................................        11,435

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     971   National Service Industries, Inc.......................................................  $     24,154
   1,209   Pittston Brink's Group.................................................................        23,576
   2,091   St. Joe Co. (The)......................................................................        49,531
   3,549   Textron, Inc...........................................................................       211,831
     456   Triarc Co., Inc.*......................................................................         7,923
     917   Tyler Technologies, Inc.*..............................................................         4,012
   2,734   Valhi, Inc.............................................................................        31,099
     903   Walter Industries, Inc.................................................................         7,901
     227   Wesco Financial Corp...................................................................        60,155
                                                                                                    ------------
                                                                                                      11,087,945
                                                                                                    ------------
           NATURAL GAS (0.3%)
   1,358   AGL Resources, Inc.....................................................................        23,256
     741   Atmos Energy Corp......................................................................        12,968
     256   Cascade Natural Gas Corp...............................................................         3,792
     251   Connecticut Energy Corp................................................................        10,401
   2,248   Consolidated Natural Gas Co............................................................       149,717
     268   CTG Resources, Inc.....................................................................         9,849
     645   Eastern Enterprises....................................................................        36,886
     532   Energen Corp...........................................................................         9,177
     100   EnergyNorth, Inc.......................................................................         5,463
     788   Equitable Resources, Inc...............................................................        27,186
     643   Indiana Energy, Inc....................................................................        10,047
   3,194   KeySpan Corp...........................................................................        74,859
   2,686   Kinder Morgan, Inc.....................................................................        70,675
     437   Laclede Gas Co.........................................................................         8,248
   2,044   MCN Energy Group Inc...................................................................        52,633
   1,290   MDU Resources Group, Inc...............................................................        25,558
     926   National Fuel Gas Co...................................................................        41,265
     418   New Jersey Resources Corp..............................................................        15,806
   1,122   Nicor Inc..............................................................................        38,429
     539   Northwest Natural Gas Co...............................................................        11,050
     377   NUI Corp...............................................................................        10,485
     754   ONEOK, Inc.............................................................................        19,698
     833   Peoples Energy Corp....................................................................        26,031
     744   Piedmont Natural Gas Co................................................................        21,204
     142   Providence Energy Corp.................................................................         5,103
     467   Public Service Co. of North Carolina, Inc..............................................        15,236
   1,967   Questar Corp...........................................................................        30,120
     413   SEMCO ENERGY, Inc......................................................................         5,059
   5,734   Sempra Energy*.........................................................................       106,437
     355   South Jersey Industries, Inc...........................................................        10,295
   1,157   Southern Union Co.*....................................................................        19,669
     736   Southwest Gas Corp.....................................................................        14,398
   1,122   Southwestern Energy Co.................................................................         6,381
     757   UGI Corp...............................................................................        16,086
   1,109   Washington Gas Light Co................................................................        27,864
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     869   WICOR, Inc.............................................................................  $     25,690
     226   Yankee Energy System, Inc..............................................................         9,972
                                                                                                    ------------
                                                                                                       1,006,993
                                                                                                    ------------
           NEWSPAPERS (0.4%)
   2,826   Belo (A.H.) Corp. (Series A)...........................................................        44,863
     795   Central Newspapers, Inc. (Class A).....................................................        25,937
   2,135   Dow Jones & Co., Inc...................................................................       132,370
   6,651   Gannett Co., Inc.......................................................................       462,245
   2,723   Hollinger International, Inc. (Class A)................................................        34,548
   1,077   Journal Register Co.*..................................................................        12,655
   2,003   Knight-Ridder, Inc.....................................................................       106,785
   1,059   Lee Enterprises, Inc...................................................................        28,130
   1,071   McClatchy Co. (The) (Class A)..........................................................        45,116
     635   Media General, Inc. (Class A)..........................................................        33,060
   4,086   New York Times Co. (The) (Class A).....................................................       186,679
     211   Pulitzer, Inc..........................................................................         8,743
   1,865   Scripps (E.W.) Co......................................................................        87,772
   1,431   Times Mirror Co. (Class A).............................................................        84,697
   5,670   Tribune Co.............................................................................       239,203
     279   Washington Post Co. (The) (Class B)....................................................       153,450
                                                                                                    ------------
                                                                                                       1,686,253
                                                                                                    ------------
           OFFICE EQUIPMENT/SUPPLIES (0.3%)
     590   Anacomp Inc.*..........................................................................        10,509
   2,688   Avery Dennison Corp....................................................................       182,112
   1,645   Diebold, Inc...........................................................................        36,498
     448   General Binding Corp...................................................................         3,136
   1,440   Hon Industries, Inc....................................................................        27,720
   1,729   Interface, Inc.........................................................................         8,429
     962   Kimball International, Inc. (Class B)..................................................        14,731
     392   MICROS Systems, Inc.*..................................................................        22,908
   1,909   Miller (Herman), Inc...................................................................        41,521
   6,329   Pitney Bowes, Inc......................................................................       310,121
     783   Polycom, Inc...........................................................................        47,274
     643   Steelcase, Inc. (Class A)..............................................................         7,314
  15,849   Xerox Corp.............................................................................       330,848
                                                                                                    ------------
                                                                                                       1,043,121
                                                                                                    ------------
           OFFICE/PLANT AUTOMATION (0.0%)
   1,055   Banyan Systems, Inc....................................................................        24,199
   1,106   Hypercom Corp.*........................................................................        16,037
     864   InterVoice-Brite, Inc.*................................................................        22,410
     301   Kronos, Inc.*..........................................................................        18,060
     980   Manugistics Group, Inc.*...............................................................        41,466

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     526   NYFIX, Inc.*...........................................................................  $     12,295
     533   Radiant Systems, Inc.*.................................................................        19,988
     375   Telxon Corp............................................................................         5,672
   1,191   Unova, Inc.*...........................................................................        12,803
     318   ZixIt Corp.*...........................................................................         9,818
                                                                                                    ------------
                                                                                                         182,748
                                                                                                    ------------
           OIL & GAS PRODUCTION (0.3%)
   3,042   Anardarko Petroleum Corp...............................................................        99,816
   2,722   Apache Corp............................................................................        99,353
     777   Barrett Resources Corp.*...............................................................        22,970
     450   Basin Exploration, Inc.*...............................................................         6,075
   1,446   Belco Oil & Gas Corp.*.................................................................         8,315
     671   Berry Petroleum Co. (Class A)..........................................................         9,771
     606   Brown (Tom), Inc.*.....................................................................         8,976
   5,189   Burlington Resources, Inc..............................................................       166,372
     557   Cabot Oil & Gas Corp. (Class A)........................................................         8,216
   2,735   Chesapeake Energy Corp.*...............................................................         6,838
     869   Cross Timbers Royalty Trust............................................................         6,952
   2,047   Devon Energy Corp......................................................................        71,901
   3,177   EOG Resources, Inc.....................................................................        50,435
     400   Evergreen Resources, Inc.*.............................................................         8,925
   1,139   Forest Oil Corp.*......................................................................        11,390
     464   Houston Exploration Co. (The)*.........................................................         8,294
     568   HS Resources, Inc.*....................................................................         8,449
     923   Hugoton Royalty Trust..................................................................         8,076
     960   Louis Dreyfus Natural Gas Corp.*.......................................................        17,160
     442   McMoRan Exploration Co.*...............................................................         8,730
   1,904   Meridian Resource Corp. (The)*.........................................................         6,783
   1,172   Mitchell Energy & Development Corp. (Class A)..........................................        26,370
     993   Newfield Exploration Co.*..............................................................        27,308
   1,361   Noble Affiliates, Inc..................................................................        27,305
     555   Nuevo Energy Co.*......................................................................        10,268
   8,770   Occidental Petroleum Corp..............................................................       174,304
   3,981   Ocean Energy, Inc.*....................................................................        35,580
     414   Pennaco Energy, Inc.*..................................................................         3,933
   2,393   Pioneer Natural Resources Co.*.........................................................        20,490
     545   Plains Resources, Inc.*................................................................         7,255
     959   Pogo Producing Co......................................................................        21,637
   4,400   Santa Fe Snyder Corp.*.................................................................        32,175
     469   Spinnaker Exploration Co.*.............................................................         7,152
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     390   St. Mary Land & Exploration Co.........................................................  $      9,945
     426   Stone Energy Corp.*....................................................................        15,869
     730   Swift Energy Co.*......................................................................         8,076
     840   Transmontaigne, Inc.*..................................................................         4,043
   6,014   Union Pacific Resources Group, Inc.....................................................        66,154
     783   Unit Corp.*............................................................................         5,873
   2,330   Vastar Resources, Inc..................................................................       129,606
   1,489   Vintage Petroleum, Inc.................................................................        19,078
                                                                                                    ------------
                                                                                                       1,296,218
                                                                                                    ------------
           OIL REFINING/MARKETING (0.1%)
   1,722   Ashland, Inc...........................................................................        56,073
   1,393   Frontier Oil Corp.*....................................................................        10,622
     696   Getty Realty Corp......................................................................         8,831
   1,860   Pennzoil-Quaker State Co...............................................................        21,274
   2,153   Sunoco, Inc............................................................................        49,654
     599   Tesoro Petroleum Corp.*................................................................         6,589
   3,412   Tosco Corp.............................................................................        87,646
   2,068   Ultramar Diamond Shamrock Corp.........................................................        45,238
   7,413   USX-Marathon Group.....................................................................       190,421
   1,330   Valero Refining & Marketing Corp.......................................................        30,174
                                                                                                    ------------
                                                                                                         506,522
                                                                                                    ------------
           OIL/GAS TRANSMISSION (0.6%)
     639   Buckeye Partners, L.P..................................................................        17,812
   5,097   Coastal Corp...........................................................................       187,952
   1,939   Columbia Energy Group..................................................................       126,035
   5,447   El Paso Energy Corp....................................................................       175,666
  17,074   Enron Corp.............................................................................     1,151,428
   1,087   Enterprise Products Partners L.P.......................................................        22,148
     249   Midcoast Energy Resources, Inc.........................................................         3,860
     503   Plains All American Pipeline, L.P......................................................         7,356
     341   TC Pipelines, L.P......................................................................         5,712
     785   TEPPCO Partners, L.P...................................................................        16,779
     573   Western Gas Resources, Inc.............................................................         7,306
  10,372   Williams Companies, Inc................................................................       401,915
                                                                                                    ------------
                                                                                                       2,123,969
                                                                                                    ------------
           OILFIELD SERVICES/EQUIPMENT (0.5%)
   7,855   Baker Hughes Inc.......................................................................       193,429
   1,690   BJ Services Co.*.......................................................................        72,459
     300   Cal Dive International, Inc.*..........................................................         9,188
     351   Carbo Ceramics, Inc....................................................................         7,590

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   1,287   Cooper Cameron Corp.*..................................................................  $     63,707
     340   Dril-Quip, Inc.........................................................................        10,731
     895   Friede Goldman International, Inc.*....................................................         5,426
   2,175   Global Industries Ltd.*................................................................        19,031
  10,540   Halliburton Co.........................................................................       379,440
   1,285   Input/Output, Inc.*....................................................................         7,549
   1,880   IRI International Corp.*...............................................................         8,695
   2,060   Key Energy Group, Inc.*................................................................        18,283
   1,390   National-Oilwell, Inc.*................................................................        26,063
     545   Oceaneering International, Inc.*.......................................................         9,061
     934   Offshore Logistics, Inc.*..............................................................         8,669
   1,319   RPC, Inc...............................................................................        11,376
  13,119   Schlumberger Ltd. (Netherlands)........................................................       801,079
     934   Seitel, Inc............................................................................         7,589
   1,167   Smith International, Inc.*.............................................................        59,882
   1,419   Superior Energy Services, Inc.*........................................................         9,977
   1,122   Trico Marine Service, Inc.*............................................................         7,433
   1,058   Tuboscope Inc.*........................................................................        13,754
     481   UTI Energy Corp........................................................................        13,228
   1,557   Varco International, Inc.*.............................................................        15,765
     474   Veritas DGC Inc.*......................................................................         7,436
   2,579   Weatherford International, Inc.*.......................................................        96,874
                                                                                                    ------------
                                                                                                       1,883,714
                                                                                                    ------------
           OTHER CONSUMER SERVICES (0.5%)
     736   Advantage Learning Systems, Inc.*......................................................         9,246
   1,843   Apollo Group, Inc. (Class A)*..........................................................        39,740
     763   Autobytel.com, Inc.*...................................................................         8,345
   1,016   Autoweb.com, Inc.*.....................................................................         9,271
     522   Bally Total Fitness Holding Corp.*.....................................................        11,451
   2,335   Block (H.&R.), Inc.....................................................................       100,697
     181   Career Education Corp.*................................................................         6,064
  16,964   Cendant Corp.*.........................................................................       342,461
     876   Central Parking Corp...................................................................        13,140
     428   Cheap Tickets, Inc.*...................................................................         6,099
     465   Coinstar, Inc.*........................................................................         5,348
     515   Corinthian Colleges, Inc.*.............................................................        11,330
   1,657   DeVry, Inc.*...........................................................................        30,551
     629   drkoop.com, Inc........................................................................         8,570
     995   E-LOAN, Inc.*..........................................................................        13,495
     787   E-Stamp Corp.*.........................................................................        13,330
   3,086   eBay, Inc.*............................................................................       462,900
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     835   Edison Schools Inc.*...................................................................  $     10,751
     716   Education Management Corp.*............................................................         8,324
     797   Engreetings Network, Inc.*.............................................................         5,878
     911   Expedia, Inc. (Class A)*...............................................................        24,768
     392   garden.com, Inc.*......................................................................         3,136
     354   Homeseekers.com, Inc.*.................................................................         7,323
   1,672   homestore.com, Inc.*...................................................................       163,125
     827   InsWeb Corp.*..........................................................................        11,992
     541   ITT Educational Services, Inc.*........................................................         7,202
     783   MapQuest.com, Inc.*....................................................................        13,458
   1,015   Medscape, Inc.*........................................................................        11,165
   1,635   MP3.com, Inc.*.........................................................................        46,087
     489   Official Payments Corp.*...............................................................        16,443
     409   Pre-Paid Legal Services, Inc.*.........................................................         9,203
     616   Preview Travel, lnc.*..................................................................        18,750
   3,494   Priceline.com Inc.*....................................................................       202,434
   3,069   Protection One, Inc.*..................................................................         4,604
     609   Rollins, Inc...........................................................................         9,440
     244   Scientific Learning Corp.*.............................................................         6,100
   6,491   Service Corp. International............................................................        29,615
   7,408   ServiceMaster Co.......................................................................       106,027
   1,403   Sotheby's Holdings, Inc. (Class A).....................................................        28,762
   1,992   Stewart Enterprises, Inc. (Class A)....................................................        11,454
     440   Strayer Education, Inc.................................................................         8,855
     817   Student Advantage, Inc.*...............................................................        14,604
     406   Ticketmaster Online-CitySearch, Inc. (Series B)*.......................................        14,768
     815   Travel Services International, Inc.*...................................................        12,785
     311   uBid, Inc.*............................................................................         6,920
     940   US Search.com, Inc.*...................................................................         9,048
     855   Veterinary Centers of America, Inc.*...................................................         9,191
                                                                                                    ------------
                                                                                                       1,924,250
                                                                                                    ------------
           OTHER METALS/MINERALS (0.1%)
   2,232   Allegheny Technologies Inc.............................................................        46,593
     684   AMCOL International Corp...............................................................         9,662
     609   Brush Wellman, Inc.....................................................................         9,744
     578   IMCO Recycling, Inc....................................................................         6,575
     482   Minerals Technologies, Inc.............................................................        21,750
   2,220   Phelps Dodge Corp......................................................................       129,038
     570   Southern Peru Copper Corp. (Peru)......................................................         8,835
   1,044   Titanium Metals Corp...................................................................         5,090

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   2,162   USEC Inc...............................................................................  $     11,351
                                                                                                    ------------
                                                                                                         248,638
                                                                                                    ------------
           OTHER PHARMACEUTICALS (0.2%)
     404   Algos Pharmaceutical Corp.*............................................................         5,202
   3,137   Allergan, Inc..........................................................................       178,809
   1,904   Alliance Pharmaceutical Corp.*.........................................................        22,134
     413   Aviron*................................................................................         8,363
     608   BioMarin Pharmaceutical, Inc.*.........................................................         8,588
   1,073   Carter-Wallace, Inc....................................................................        20,454
     410   Celgene Corp.*.........................................................................        28,598
   1,041   Cell Pathways, Inc.*...................................................................        30,514
     427   Chattem, Inc.*.........................................................................         8,327
     464   Collateral Therpeutics, Inc.*..........................................................         9,338
   1,297   Columbia Laboratories, Inc.*...........................................................         9,809
     612   Connetics Corp.*.......................................................................         6,579
   1,055   Dura Pharmaceuticals, Inc.*............................................................        16,353
     435   EntreMed, Inc.*........................................................................        17,074
   1,994   Forest Laboratories, Inc.*.............................................................       134,595
   1,034   Jones Pharma Incorporated..............................................................        60,037
   1,151   King Pharmaceuticals, Inc.*............................................................        67,765
     688   Medicis Pharmaceutical Corp. (Class A)*................................................        28,724
     418   Miravant Medical Technologies Inc.*....................................................         7,472
   1,122   North American Vaccine, Inc.*..........................................................         6,381
   1,582   Perrigo Co.*...........................................................................        13,595
     791   Sepracor, Inc.*........................................................................       110,691
     826   Theragenics Corp.*.....................................................................         8,415
     382   United Therapeutics Corp.*.............................................................        23,684
                                                                                                    ------------
                                                                                                         831,501
                                                                                                    ------------
           OTHER SPECIALTY STORES (0.3%)
  10,494   AutoNation, Inc.*......................................................................        79,361
   3,444   AutoZone, Inc.*........................................................................        90,405
   1,656   Barnes & Noble, Inc.*..................................................................        33,327
   3,336   Bed Bath & Beyond Inc.*................................................................        90,698
   1,729   Bombay Co., Inc. (The)*................................................................         6,808
   1,863   Borders Group, Inc.*...................................................................        25,616
     539   Central Garden & Pet Co.*..............................................................         5,491
     487   Cost Plus, Inc.*.......................................................................         8,157
     285   CPI Corp...............................................................................         6,359
     496   CSK Auto Corp.*........................................................................         5,797
     592   Discount Auto Parts, Inc.*.............................................................         9,731
     495   Group 1 Automotive, Inc.*..............................................................         6,157
     977   Guitar Center, Inc.*...................................................................         9,587
     518   Haverty Furniture Companies, Inc.......................................................         5,698
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   2,060   Heilig-Meyers Co.......................................................................  $      5,923
     752   Jo-Ann Stores, Inc. (Class A)*.........................................................         7,755
     904   Linens 'N Things, Inc.*................................................................        17,741
     694   Michaels Stores, Inc.*.................................................................        18,565
     427   Midas, Inc.............................................................................         9,367
   1,209   O'Reilly Automotive, Inc.*.............................................................        15,793
   8,394   Office Depot, Inc.*....................................................................        84,465
   2,704   Officemax, Inc.*.......................................................................        17,576
     938   Pep Boys-Manny Moe & Jack..............................................................         6,801
     775   Petco Animal Supplies, Inc*............................................................         9,591
   2,798   PETsMART, Inc.*........................................................................        11,717
   2,307   Pier 1 Imports, Inc....................................................................        19,033
     924   Regis Corp.............................................................................        16,286
     512   Rent-A-Center, Inc.*...................................................................         8,832
     278   Sharper Image Corp.*...................................................................         2,554
     800   Sonic Automotive, Inc.*................................................................         6,150
  11,081   Staples, Inc.*.........................................................................       263,174
     934   Sunglass Hut International, Inc.*......................................................         8,348
   1,721   Tiffany & Co...........................................................................       127,354
   5,840   Toys 'R' Us, Inc.*.....................................................................        60,225
     838   Tuesday Morning Corp.*.................................................................        12,046
     752   United Auto Group, Inc.*...............................................................         7,379
     492   Whitehall Jewellers, Inc.*.............................................................        11,993
   1,336   Williams-Sonoma, Inc.*.................................................................        42,335
     849   Zale Corp.*............................................................................        30,352
     500   Zany Brainy, Inc.......................................................................         3,531
                                                                                                    ------------
                                                                                                       1,208,078
                                                                                                    ------------
           OTHER TELECOMMUNICATIONS (1.3%)
     779   Adelphia Business Solutions, Inc.*.....................................................        39,826
     465   Advanced Communications Group, Inc.*...................................................         5,580
     737   Advanced Radio Telecom Corp.*..........................................................        17,918
     762   Aerial Communications, Inc.*...........................................................        39,481
     712   Alaska Communications Systems Holdings, Inc.*..........................................        10,280
   1,506   Allegiance Telecom, Inc.*..............................................................       158,318
   1,352   Allied Riser Communications Corporation*...............................................        30,589
   1,157   American Mobile Satellite Corp.*.......................................................        17,934
   2,046   Arch Communications Group, Inc.*.......................................................        12,020
   6,274   BroadWing Inc..........................................................................       238,412
     791   CapRock Communications Corp.*..........................................................        35,991

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   3,333   CenturyTel, Inc........................................................................  $    127,487
     463   CFW Communications Co..................................................................        16,379
   6,217   Citizens Utilities Co. (Class B)*......................................................        92,089
     727   Clarent Corp.*.........................................................................        63,067
     527   Commonwealth Telephone Enterprises, Inc.*..............................................        28,392
   1,265   COMSAT Corp............................................................................        21,663
     845   Convergent Communications, Inc.*.......................................................         7,605
   2,304   Covad Communications Group, Inc.*......................................................       162,720
     219   CT Communications, Inc.................................................................        11,607
   1,392   DSL.net, Inc.*.........................................................................        29,145
   1,259   e. spire Communications, Inc.*.........................................................        13,220
     895   Efficient Networks, Inc.*..............................................................        68,356
     582   FirstCom Corp.*........................................................................        15,569
   1,447   Focal Communications Corp.*............................................................        57,699
   1,880   General Communication, Inc. (Class A)*.................................................        11,045
   4,297   Global Telesystems Group, Inc.*........................................................       107,156
     410   GRIC Communications, Inc.*.............................................................        18,527
   1,184   GST Telecommunications, Inc. (Canada)*.................................................        10,286
     320   Hickory Tech Corp......................................................................         4,340
     729   iBasis, Inc.*..........................................................................        54,402
   1,135   ICG Communications, Inc.*..............................................................        27,382
     417   IDT Corp.*.............................................................................         8,705
     697   Illuminet Holdings, Inc.*..............................................................        35,111
   1,231   Intermedia Communications Inc.*........................................................        52,933
   1,418   ITC DeltaCom, Inc.*....................................................................        41,122
   1,207   IXnet, Inc.*...........................................................................        44,056
   8,138   Level 3 Communications, Inc.*..........................................................       959,775
   3,705   McLeodUSA, Inc. (Class A)*.............................................................       254,487
     590   MGC Communication, Inc.*...............................................................        33,630
     409   Net2Phone, Inc.*.......................................................................        18,405
   1,077   Network Access Solutions Corp.*........................................................        29,214
   1,299   Network Plus Corp.*....................................................................        34,018
   1,774   NEXTLINK Communications, Inc. (Class A)*...............................................       149,570
     336   North Pittsburgh Systems, Inc..........................................................         4,368
   2,935   NorthPoint Communications Group, Inc.*.................................................        91,352
     844   Pac-West Telecomm, Inc.*...............................................................        21,206
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     657   Pacific Gateway Exchange, Inc.*........................................................  $     12,812
     456   PanAmSat Corp.*........................................................................        23,940
     980   Pinnacle Holdings Inc.*................................................................        41,589
   1,551   Premiere Technologies, Inc.*...........................................................        11,051
     878   Primus Telecommunications Group, Inc.*.................................................        28,041
  17,846   Qwest Communications International, Inc.*..............................................       702,686
   1,821   RCN Corp.*.............................................................................       107,894
   1,841   Rhythms NetConnections Inc.*...........................................................        62,594
   1,551   STAR Telecommunications, Inc.*.........................................................        11,826
     219   Startec Global Communications Corp.*...................................................         4,791
   1,543   TALK.com, Inc.*........................................................................        25,170
   1,495   Telephone & Data Systems, Inc..........................................................       155,480
     175   Teligent, Inc. (Class A)*..............................................................        11,736
     556   Time Warner Telecom Inc. (Class A)*....................................................        33,777
     376   U.S. LEC Corp. (Class A)*..............................................................        12,408
   1,053   Viatel, Inc.*..........................................................................        38,829
     804   WebLink Wireless, Inc.*................................................................        13,668
   1,511   West TeleServices Corp.*...............................................................        37,775
   1,504   Williams Communications Group, Inc.*...................................................        56,588
   1,311   WinStar Communications, Inc.*..........................................................        92,835
     505   Z-Tel Technologies, Inc.*..............................................................        18,180
                                                                                                    ------------
                                                                                                       4,836,107
                                                                                                    ------------
           OTHER TRANSPORTATION (0.0%)
     224   Carey International, Inc.*.............................................................         4,956
                                                                                                    ------------
           PACKAGE GOODS/COSMETICS (1.7%)
   1,331   Alberto-Culver Co. (Class B)...........................................................        32,693
   5,840   Avon Products, Inc.....................................................................       185,785
     561   Block Drug, Inc........................................................................        16,094
   1,157   Blyth Industries, Inc.*................................................................        27,117
     893   Church & Dwight Co., Inc...............................................................        19,702
   5,640   Clorox Co..............................................................................       269,310
  13,900   Colgate-Palmolive Co...................................................................       823,575
     628   Del Laboratories, Inc..................................................................         5,655
   2,514   Dial Corp. (The).......................................................................        40,381
   2,941   Estee Lauder Companies, Inc. (Class A) (The)...........................................       150,359
  25,592   Gillette Co............................................................................       962,899

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   2,508   International Flavors & Fragrances, Inc................................................  $     89,504
  12,987   Kimberly-Clark Corp....................................................................       804,382
     767   Nu Skin Asia Pacific Inc. (Class A)*...................................................         6,424
   1,445   Playtex Products, Inc.*................................................................        18,243
  31,355   Procter & Gamble Co....................................................................     3,162,936
     432   Revlon Inc. (Class A)*.................................................................         3,240
                                                                                                    ------------
                                                                                                       6,618,299
                                                                                                    ------------
           PACKAGED FOODS (0.6%)
   1,599   Aurora Foods, Inc.*....................................................................        13,791
   6,655   Bestfoods..............................................................................       289,493
  10,208   Campbell Soup Co.......................................................................       320,914
     934   Dean Foods Co..........................................................................        31,698
   1,126   Del Monte Foods Co.*...................................................................        10,556
   1,332   Dole Food Co., Inc.....................................................................        20,396
   7,249   General Mills, Inc.....................................................................       226,078
   8,550   Heinz (H.J.) Co........................................................................       317,953
   1,760   International Home Foods, Inc.*........................................................        26,950
   9,672   Kellogg Co.............................................................................       234,546
   1,227   Nabisco Holdings Corp. (Class A).......................................................        37,040
   3,192   Quaker Oats Company (The)..............................................................       189,525
   7,716   Ralston-Ralston Purina Group...........................................................       216,530
  21,680   Sara Lee Corp..........................................................................       399,725
                                                                                                    ------------
                                                                                                       2,335,195
                                                                                                    ------------
           PAINTS/COATINGS (0.1%)
     842   Ferro Corp.............................................................................        16,419
     350   Fuller (H.B.) Co.......................................................................        22,750
     640   Lilly Industries, Inc. (Class A).......................................................         8,320
   4,147   PPG Industries, Inc....................................................................       228,344
   2,577   RPM, Inc...............................................................................        26,414
   3,958   Sherwin-Williams Co....................................................................        69,760
   1,032   Valspar Corp. (The)....................................................................        36,959
                                                                                                    ------------
                                                                                                         408,966
                                                                                                    ------------
           PAPER (0.3%)
   1,363   Boise Cascade Corp.....................................................................        48,216
   1,233   Bowater, Inc...........................................................................        63,731
   2,295   Champion International Corp............................................................       134,258
     479   Chesapeake Corp........................................................................        12,484
   2,165   Consolidated Papers, Inc...............................................................        59,808
   5,162   Fort James Corp........................................................................       138,084
     752   Glatfelter (P.H.) Co...................................................................         9,259
   9,879   International Paper Co.................................................................       470,487
   2,449   Mead Corp..............................................................................        91,225
     691   Potlatch Corp..........................................................................        27,813
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   1,130   Wausau-Mosinee Paper Corp..............................................................  $     11,159
   2,393   Westavaco Corp.........................................................................        65,658
   2,662   Willamette Industries, Inc.............................................................       109,142
                                                                                                    ------------
                                                                                                       1,241,324
                                                                                                    ------------
           PHOTOGRAPHIC PRODUCTS (0.1%)
     271   Concord Camera Corp.*..................................................................         7,402
   7,530   Eastman Kodak Co.......................................................................       465,919
     351   ParkerVision, Inc.*....................................................................         9,982
   1,062   Polaroid Corp..........................................................................        25,223
                                                                                                    ------------
                                                                                                         508,526
                                                                                                    ------------
           PRECIOUS METALS (0.1%)
   4,097   Battle Mountain Gold Co.*..............................................................         7,682
   3,856   Echo Bay Mines Ltd. (Canada)...........................................................         5,061
   3,901   Freeport-McMoran Copper & Gold, Inc. (Class B)*........................................        68,024
   4,065   Glamis Gold Ltd. (Canada)*.............................................................         7,114
   6,210   Homestake Mining Co....................................................................        41,141
   1,313   Meridian Gold Inc. (Canada)*...........................................................         6,729
   3,999   Newmont Mining Corp....................................................................        81,480
     904   Stillwater Mining Co.*.................................................................        32,205
                                                                                                    ------------
                                                                                                         249,436
                                                                                                    ------------
           PRECISION INSTRUMENTS (0.3%)
   1,718   Agilent Technologies, Inc.*............................................................       113,710
     302   Analogic Corp..........................................................................        10,872
     574   Coherent, Inc.*........................................................................        25,256
     531   Dionex Corp.*..........................................................................        15,266
     258   Excel Technology, Inc.*................................................................         5,241
     526   GenRad, Inc.*..........................................................................         7,857
     420   Meade Instruments Corp.*...............................................................        12,259
     307   Mechanical Technology, Inc.*...........................................................        17,250
     895   MTS Systems Corp.......................................................................         6,209
     464   NetOptix Corp.*........................................................................        39,324
     212   Newport Corp...........................................................................        15,052
   2,459   PE Corporation-PE Biosystems Group.....................................................       368,235
     633   Robotic Vision Systems, Inc.*..........................................................         7,121
     375   Spectra-Physics Lasers, Inc.*..........................................................        12,938
     389   Technitrol, Inc........................................................................        16,387
   1,127   Tektronix, Inc.........................................................................        45,714
   1,535   Thermedics, Inc.*......................................................................        10,553
   2,761   Thermo Instrument Systems Inc.*........................................................        44,349
   1,074   Thermo Optek Corp.*....................................................................        15,506
     923   ThermoQuest Corp.*.....................................................................        14,999
     964   Trimble Navigation Ltd.*...............................................................        18,196
     727   Varian, Inc.*..........................................................................        20,901
   1,484   Waters Corp.*..........................................................................       109,631

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     266   Zygo Corp..............................................................................  $      5,819
                                                                                                    ------------
                                                                                                         958,645
                                                                                                    ------------
           PRINTING/FORMS (0.1%)
     645   American Business Products, Inc........................................................        12,739
   1,122   Applied Graphics Technologies, Inc.*...................................................         9,397
     587   Banta Corp.............................................................................        11,153
     767   Bowne & Co., Inc.......................................................................         8,389
     280   Consolidated Graphics, Inc.*...........................................................         3,745
     432   CSS Industries, Inc.*..................................................................         8,964
   1,751   Deluxe Corp............................................................................        46,839
   3,017   Donnelley (R.R.) & Sons Co.............................................................        66,185
     553   Harland (John H.) Co...................................................................         9,263
     374   ImageX.com, Inc.*......................................................................        13,090
   1,174   Mail-Well, Inc.*.......................................................................        12,841
     314   New England Business Service, Inc......................................................         6,182
     503   Standard Register Co...................................................................         7,797
     947   Wallace Computer Services, Inc.........................................................        10,358
     294   Workflow Management, Inc.*.............................................................         6,174
                                                                                                    ------------
                                                                                                         233,116
                                                                                                    ------------
           PROPERTY - CASUALTY INSURERS (0.9%)
   2,071   21st Century Insurance Group...........................................................        38,702
     331   Acceptance Insurance Co., Inc.*........................................................         1,262
     946   Alfa Corp..............................................................................        14,072
     231   Alleghany Corp.*.......................................................................        43,067
   1,294   Allmerica Financial Corp...............................................................        60,495
   1,394   American Financial Group, Inc..........................................................        29,797
     424   Argonaut Group, Inc....................................................................         7,738
     430   Baldwin & Lyons, Inc. (Class B)........................................................         8,224
     460   Berkley (W.R.) Corp....................................................................         7,993
      36   Berkshire Hathaway, Inc.*..............................................................     1,843,200
   4,198   Chubb Corp.............................................................................       236,138
   3,916   Cincinnati Financial Corp..............................................................       112,585
     825   Commerce Group, Inc. (The).............................................................        21,347
   1,560   Erie Indemnity Co. (Class A)...........................................................        46,703
   1,120   Everest Reinsurance Holdings, Inc......................................................        28,210
     239   Farm Family Holdings, Inc.*............................................................         8,455
     635   Foremost Corp. of America..............................................................        18,137
   1,249   Fremont General Corp...................................................................         9,680
     561   Harleysville Group, Inc................................................................         6,697
   1,130   HCC Insurance Holdings, Inc............................................................        15,043
     695   HSB Group, Inc.........................................................................        19,156
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   2,530   Loews Corp.............................................................................  $    141,680
   1,305   Mercury General Corp...................................................................        30,994
     425   Midland Co. (The)......................................................................         8,420
   1,434   Ohio Casualty Corp.....................................................................        18,104
   3,012   Old Republic International Corp........................................................        36,521
     307   Philadelphia Consolidated Holding Corp.*...............................................         4,452
     232   PMA Capital Corp. (Class A)............................................................         3,973
   1,744   Progressive Corp.......................................................................       108,564
   2,740   Reliance Group Holdings, Inc...........................................................        15,755
     684   Risk Capital Holdings, Inc.*...........................................................         9,918
     288   RLI Corp...............................................................................         9,000
     505   Selective Insurance Group, Inc.........................................................         7,607
   5,422   St. Paul Companies, Inc................................................................       163,677
     952   State Auto Financial Corp..............................................................         7,973
     819   Transatlantic Holdings, Inc............................................................        61,425
   1,461   Travelers Property Casualty Corp.......................................................        52,961
     479   Trenwick Group Inc.....................................................................         6,736
     418   United Fire & Casualty Co..............................................................         8,282
                                                                                                    ------------
                                                                                                       3,272,743
                                                                                                    ------------
           RAILROADS (0.3%)
  10,902   Burlington Northern Santa Fe Corp......................................................       262,329
   5,209   CSX Corp...............................................................................       152,363
     847   Florida East Coast Industries, Inc.....................................................        33,668
   2,637   Kansas City Southern Industries, Inc...................................................       182,447
   9,081   Norfolk Southern Corp..................................................................       154,377
   5,931   Union Pacific Corp.....................................................................       237,240
   1,223   Wisconsin Central Transportation Corp.*................................................        16,052
                                                                                                    ------------
                                                                                                       1,038,476
                                                                                                    ------------
           REAL ESTATE (0.0%)
   1,157   American Real Estate Partners, L.P.*...................................................         8,967
     563   Carey Diversified LLC..................................................................         9,290
   2,556   Catellus Development Corp.*............................................................        31,950
     611   CB Richard Ellis Services, Inc.*.......................................................         7,485
     710   Flightserv.com*........................................................................         6,390
     716   Forest City Enterprise, Inc. (Class A).................................................        18,661
   1,139   Insignia Financial Group, Inc.*........................................................        13,099
     606   Jones Lang LaSalle, Inc.*..............................................................         8,219

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     474   LNR Property Corp......................................................................  $      8,888
     756   Newhall Land & Farming Co. (The).......................................................        21,168
   1,314   Security Capital Group Inc. (Class B)*.................................................        16,754
     809   Sunterra Corp.*........................................................................         2,882
   1,343   Syntroleum Corp.*......................................................................        19,641
     745   Trammell Crow Co.*.....................................................................         8,288
                                                                                                    ------------
                                                                                                         181,682
                                                                                                    ------------
           REAL ESTATE INVESTMENT TRUSTS (0.8%)
     122   Alexander's, Inc.*.....................................................................         9,577
     313   Alexandria Real Estate Equities, Inc...................................................         9,234
   2,066   AMB Property Corp......................................................................        42,224
     446   Amli Residential Properties Trust......................................................         9,533
   1,593   Apartment Investment & Management Co. (Class A)........................................        60,335
   3,326   Archstone Communities Trust............................................................        66,728
   1,511   Arden Realty, Inc......................................................................        31,920
     500   Associated Estates Realty Corp.........................................................         4,094
   1,568   Avalonbay Communities, Inc.............................................................        54,096
     535   Bedford Property Investors, Inc........................................................         8,894
   1,620   Boston Properties, Inc.................................................................        48,600
     674   Boykin Lodging Co......................................................................         8,088
     543   Bradley Real Estate, Inc...............................................................         9,231
     905   Brandywine Realty Trust................................................................        14,819
   1,066   BRE Properties, Inc. (Class A).........................................................        23,452
     743   Burnham Pacific Properties, Inc........................................................         6,687
     969   Cabot Industrial Trust.................................................................        18,896
     959   Camden Property Trust..................................................................        24,814
     727   Capital Automotive REIT................................................................         8,315
   2,387   Capstead Mortgage Corp.................................................................         9,548
   1,594   CarrAmerica Realty Corp................................................................        34,570
     440   CBL & Associates Properties, Inc.......................................................         9,268
     836   Center Trust, Inc......................................................................         8,047
     492   CenterPoint Properties Corp............................................................        17,435
     450   Charles E. Smith Residential Realty, Inc...............................................        15,975
     677   Chateau Communities, Inc...............................................................        17,771
     303   Chelsea GCA Realty, Inc................................................................         8,503
     436   Colonial Properties Trust..............................................................        10,709
     895   Commercial Net Lease Realty............................................................         9,118
   3,092   Cornerstone Properties, Inc............................................................        44,448
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     964   Cornerstone Realty Income Trust, Inc...................................................  $      9,098
     767   Cousins Properties, Inc................................................................        27,468
   2,871   Crescent Real Estate Equities Co.......................................................        51,678
   1,426   Developers Diversified Realty Corp.....................................................        18,538
   2,987   Duke-Weeks Realty Corp.................................................................        59,180
     528   EastGroup Properties, Inc..............................................................        10,098
     611   Entertainment Properties Trust.........................................................         8,554
   1,030   Equity Inns, Inc.......................................................................         6,953
   6,016   Equity Office Properties Trust.........................................................       153,784
   3,016   Equity Residential Properties Trust....................................................       125,164
     421   Essex Property Trust, Inc..............................................................        14,314
     963   Federal Realty Investment Trust........................................................        19,200
   1,573   FelCor Lodging Trust, Inc..............................................................        28,314
     878   First Industrial Realty Trust, Inc.....................................................        23,596
   1,979   First Union Real Estate Equity & Mortgage Investments..................................         9,524
     442   First Washington Realty Trust, Inc.....................................................         8,757
   1,337   Franchise Finance Corp. of America.....................................................        32,088
     568   Gables Residential Trust...............................................................        12,319
   1,233   General Growth Properties, Inc.........................................................        35,141
     574   Glenborough Realty Trust Inc...........................................................         7,821
     602   Glimcher Realty Trust..................................................................         7,788
     619   Great Lakes REIT, Inc..................................................................         9,981
   1,229   Health Care Property Investors, Inc....................................................        31,416
     506   Health Care REIT, Inc..................................................................         8,159
     954   Healthcare Realty Trust, Inc...........................................................        17,053
   1,481   Highwoods Properties, Inc..............................................................        33,693
     346   Home Properties of New York, Inc.......................................................         9,364
   1,347   Hospitality Properties Trust...........................................................        26,351
   5,464   Host Marriot Corp......................................................................        48,493
   3,147   HRPT Properties Trust..................................................................        29,503
     874   Imperial Credit Commercial Mortgage Investment Corp....................................         9,833
   1,924   INDYMAC Mortgage Holdings, Inc.........................................................        21,405
   1,044   Innkeepers USA Trust...................................................................         8,352

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   1,044   IRT Property Co........................................................................  $      8,613
     593   JDN Realty Corp........................................................................         9,710
     526   JP Realty, Inc.........................................................................         9,271
     646   Kilroy Realty Corp.....................................................................        12,557
   1,449   Kimco Realty Corp......................................................................        51,077
     620   Koger Equity, Inc......................................................................         9,765
   1,535   Konover Property Trust, Inc............................................................         7,771
     354   LaSalle Hotel Properties...............................................................         4,270
     398   Lexington Corporate Properties Trust...................................................         4,204
   1,599   Liberty Property Trust.................................................................        37,277
     831   LTC Properties, Inc....................................................................         6,025
     813   Macerich Co. (The).....................................................................        18,343
   1,393   Mack-Cali Realty Corp..................................................................        35,434
     465   Manufactured Home Communities, Inc.....................................................        11,160
   3,396   Meditrust Corp. (Paired Stock).........................................................        12,311
   1,139   MeriStar Hospitality Corp..............................................................        18,580
     440   Mid-America Apartment Communities, Inc.................................................         9,735
     522   Mills Corp.............................................................................         9,102
     420   National Golf Properties, Inc..........................................................         9,345
     533   National Health Investors, Inc.........................................................         8,262
   1,103   Nationwide Health Properties, Inc......................................................        14,891
   2,112   New Plan Excel Realty Trust............................................................        34,584
     454   OMEGA Healthcare Investors, Inc........................................................         3,519
     454   Pacific Gulf Properties, Inc...........................................................         8,853
     524   Pan Pacific Retail Properties, Inc.....................................................         9,399
     297   Parkway Properties, Inc................................................................         8,038
     498   Pennsylvania Real Estate Investment Trust..............................................         8,466
     925   Post Properties, Inc...................................................................        35,497
     897   Prentiss Properties Trust..............................................................        18,837
     609   Prime Group Realty Trust...............................................................         8,488
   1,432   Prime Retail, Inc......................................................................         3,312
   2,824   Prison Realty Trust, Inc...............................................................        12,532
   3,856   ProLogis Trust.........................................................................        73,505
     421   PS Business Parks, Inc. (Class A)......................................................         9,473
   3,086   Public Storage, Inc....................................................................        70,014
     478   Realty Income Corp.....................................................................        10,158
     963   Reckson Associates Realty Corp.........................................................        19,019
     696   Reckson Services Industries, Inc.*.....................................................        35,931
   1,414   Regency Realty Corp....................................................................        27,661
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     836   RFS Hotel Investores, Inc..............................................................  $      9,562
   1,717   Rouse Co. (The)........................................................................        38,203
     592   Saul Centers, Inc......................................................................         8,880
     602   Senior Housing Properties Trust........................................................         6,133
     692   Shurgard Storage Centers, Inc. (Class A)...............................................        15,397
   4,063   Simon Property Group, Inc..............................................................       100,305
     467   SL Green Realty Corp...................................................................        10,157
     404   Sovran Self Storage, Inc...............................................................         7,651
   1,549   Spieker Properties, Inc................................................................        60,217
   2,026   Starwood Financial, Inc................................................................        35,202
   4,513   Starwood Hotels & Resorts Worldwide, Inc...............................................       108,322
     669   Storage USA, Inc.......................................................................        19,945
     497   Summit Properties Inc..................................................................         9,443
     309   Sun Communities, Inc...................................................................         9,579
     183   Tanger Factory Outlet Centers, Inc.....................................................         3,866
   1,271   Taubman Centers, Inc...................................................................        14,219
     499   Thornburg Mortgage Asset Corp..........................................................         4,210
     539   Town & Country Trust...................................................................         9,163
   2,457   United Dominion Realty Trust, Inc......................................................        23,649
     320   Urban Shopping Centers, Inc............................................................         8,920
   1,904   Ventas, Inc............................................................................         6,902
   2,051   Vornado Realty Trust...................................................................        64,222
     451   Walden Residential Properties, Inc.....................................................        10,148
     637   Washington Real Estate Investment Trust................................................         9,874
     637   Weingarten Realty Investors............................................................        23,768
     400   Western Properties Trust...............................................................         4,050
   1,750   Westfield America, Inc.................................................................        22,859
   2,989   Wyndham International, Inc. (Class A)..................................................         6,912
                                                                                                    ------------
                                                                                                       2,924,656
                                                                                                    ------------
           RECREATIONAL PRODUCTS/TOYS (0.1%)
   1,275   Acclaim Entertainment, Inc.*...........................................................         3,984
     485   Action Performance Companies, Inc.*....................................................         4,729
     537   Activision, Inc.*......................................................................         8,391
     996   Arctic Cat, Inc........................................................................         9,836
   2,191   Brunswick Corp.........................................................................        41,492
   1,815   Callaway Golf Co.......................................................................        23,141
     597   Coachmen Industries, Inc...............................................................         8,582

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   2,686   GT Interactive Software Corp.*.........................................................  $      6,211
   4,623   Hasbro, Inc............................................................................        69,345
   1,960   International Game Technology..........................................................        38,588
     408   IntraNet Solutions, Inc.*..............................................................        14,127
     364   JAKKS Pacific, Inc.*...................................................................         5,915
   1,067   K2 Inc.................................................................................         7,736
     779   Marvel Enterprises, Inc.*..............................................................         4,771
  10,039   Mattel, Inc............................................................................       104,782
     906   Midway Games, Inc.*....................................................................        12,231
     243   National R.V. Holdings, Inc.*..........................................................         3,979
     943   Navarre Corp.*.........................................................................         5,245
     582   Polaris Industries Inc.................................................................        18,842
     446   Steinway Musical Instruments Inc.*.....................................................         8,864
   1,052   Sturm, Ruger & Co., Inc................................................................         9,797
     859   Take-Two Interactive Software, Inc.*...................................................        10,630
     356   Thor Industries, Inc...................................................................        10,458
     399   THQ, Inc.*.............................................................................         8,279
   1,114   Topps Co., Inc. (The)*.................................................................         9,539
     396   Winnebago Industries, Inc..............................................................         7,846
     813   WMS Industries, Inc.*..................................................................         9,045
                                                                                                    ------------
                                                                                                         466,385
                                                                                                    ------------
           RENTAL/LEASING COMPANIES (0.1%)
     574   Aaron Rents, Inc (Class A).............................................................         9,543
     372   AMERCO*................................................................................         9,556
     743   Avis Rent-A-Car, Inc.*.................................................................        15,789
   1,319   Budget Group, Inc. (Class A)*..........................................................        12,943
   3,654   Comdisco, Inc..........................................................................       121,952
     394   CORT Business Services Corp.*..........................................................        10,934
     488   Dollar Thrifty Automotive Group, Inc.*.................................................         9,669
     752   Electro Rent Corp.*....................................................................         8,554
     183   ePlus, Inc.*...........................................................................         8,063
     485   Financial Federal Corp.*...............................................................         8,488
   1,173   GATX Corp..............................................................................        33,724
     969   Hertz Corp. (Class A)*.................................................................        42,878
   1,044   Interpool, Inc.........................................................................         7,504
     522   McGrath Rent Corp......................................................................         8,091
     809   National Equipment Services, Inc.*.....................................................         5,056
   1,297   NationsRent, Inc.*.....................................................................         6,971
     730   Neff Corp.*............................................................................         5,247
     426   Rent-Way, Inc.*........................................................................         7,668
   1,238   Rollins Truck Leasing Corp.............................................................        12,148
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   1,400   Ryder System, Inc......................................................................  $     30,888
     895   SierraCities.com, Inc.*................................................................        17,956
   1,719   United Rentals, Inc.*..................................................................        32,876
     237   XTRA Corp.*............................................................................        10,398
                                                                                                    ------------
                                                                                                         436,896
                                                                                                    ------------
           RESTAURANTS (0.5%)
     650   Applebee's International, Inc..........................................................        16,250
   1,475   Avado Brands, Inc......................................................................         6,822
     942   Bob Evans Farms, Inc...................................................................        14,954
   1,561   Brinker International, Inc.*...........................................................        39,415
     874   Buffets, Inc.*.........................................................................         8,139
   1,297   CBRL Group, Inc........................................................................        11,916
     649   CEC Entertainment, Inc.*...............................................................        16,347
     479   Cheesecake Factory, Inc. (The)*........................................................        13,711
   1,343   CKE Restaurants, Inc...................................................................         8,646
     795   Consolidated Products, Inc.*...........................................................         8,099
   3,136   Darden Restaurants, Inc................................................................        49,784
     422   IHOP Corp.*............................................................................         6,963
     913   Jack in the Box Inc.*..................................................................        18,774
   1,175   Landry's Seafood Restaurants, Inc.*....................................................        10,355
   1,253   Lone Star Steakhouse & Saloon, Inc.*...................................................        11,199
     737   Luby's Cafeterias, Inc.................................................................         8,061
  32,305   McDonald's Corp........................................................................     1,201,342
     855   NPC International, Inc.*...............................................................         7,187
     668   O'Charley's, Inc.*.....................................................................         8,350
   1,789   Outback Steakhouse, Inc.*..............................................................        44,166
     432   P.F. Chang's China Bistro, Inc.*.......................................................        10,962
     726   Papa John's International, Inc.*.......................................................        18,059
     420   RARE Hospitality International, Inc.*..................................................         6,825
     690   Ruby Tuesday, Inc......................................................................        12,938
     977   Ryan's Family Steak Houses, Inc.*......................................................         8,732
     346   Sonic Corp.*...........................................................................         9,904
   4,347   Starbucks Corp.*.......................................................................       138,561
   3,663   Tricon Global Restaurants, Inc.*.......................................................       104,853
   2,853   Wendy's International, Inc.............................................................        53,672
                                                                                                    ------------
                                                                                                       1,874,986
                                                                                                    ------------
           SAVINGS & LOAN ASSOCIATIONS (0.4%)
     470   Alliance Bancorp.......................................................................         8,196
     572   Anchor Bancorp Wisconsin, Inc..........................................................         7,865

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     317   Andover Bancorp, Inc...................................................................  $      8,381
   1,298   Astoria Financial Corp.................................................................        37,642
     756   Bank United Corp. (Class A)............................................................        19,609
   1,428   Bay View Capital Corp..................................................................        14,191
     895   Brookline Bankcorp, Inc................................................................         8,894
     377   BSB Bancorp, Inc.......................................................................         7,234
   2,183   Capitol Federal Financial..............................................................        21,011
     467   Carolina First Corp....................................................................         7,589
     917   CFS Bancorp, Inc.......................................................................         8,196
   5,062   Charter One Financial, Inc.............................................................        98,393
   1,407   Commercial Federal Corp................................................................        20,402
     553   Commonwealth Bancorp, Inc..............................................................         8,606
   2,645   Dime Bancorp, Inc......................................................................        37,361
     467   Dime Community Bancshares..............................................................         7,209
     502   Downey Financial Corp..................................................................         9,664
     212   Fidelity Financial of Ohio, Inc........................................................         3,207
     606   First Federal Capital Corp.............................................................         7,158
     551   First Financial Holdings, Inc..........................................................         7,990
     409   First Indiana Corp.....................................................................         7,055
   1,187   First Sentinel Bancorp, Inc............................................................         8,977
     524   First Washington Bancorp, Inc..........................................................         6,878
     570   Firstfed Financial Corp.*..............................................................         7,446
   3,009   Golden State Bancorp Inc.*.............................................................        42,502
   3,856   Golden West Financial Corp.............................................................       113,511
   2,573   GreenPoint Financial Corp..............................................................        50,978
     760   Harbor Florida Bancshares, Inc.........................................................         8,550
   1,096   Harris Financial, Inc..................................................................         7,399
   1,297   Hudson City Bancorp, Inc...............................................................        19,212
     393   Hudson River Bancorp, Inc..............................................................         4,028
   1,597   Independence Community Bank Corp.......................................................        18,366
     448   InterWest Bancorp, Inc.................................................................         7,616
     168   JSB Financial, Inc.....................................................................         8,568
     477   MAF Bancorp, Inc.......................................................................         9,033
     634   Net.Bank, Inc..........................................................................         9,708
     912   Niagara Bancorp, Inc...................................................................         8,607
   1,139   Northwest Bancorp, Inc.................................................................         7,688
     572   OceanFirst Financial Corp..............................................................         8,938
   1,489   Ocwen Financial Corp.*.................................................................         8,655
     418   Oriental Financial Group, Inc..........................................................         8,412
     474   PBOC Holdings, Inc.*...................................................................         4,207
   1,520   People's Bank..........................................................................        31,255
     448   PFF Bancorp, Inc.......................................................................         6,272
     462   Queens County Bancorp, Inc.............................................................        10,511
     259   Reliance Bancorp, Inc..................................................................         8,693
   1,098   Republic Security Financial Corp.......................................................         8,235
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     573   Richmond County Financial Corp.........................................................  $     10,135
   1,755   Roslyn Bancorp, Inc....................................................................        29,725
     811   S1 Corp.*..............................................................................        73,446
   5,232   Sovereign Bancorp, Inc.................................................................        35,643
     448   St. Francis Capital Corp...............................................................         7,000
     945   Staten Island Bancorp, Inc.............................................................        16,065
   1,979   TCF Financial Corp.....................................................................        45,393
     763   United Community Financial Corp........................................................         5,198
     627   Virginia Capital Bancshares, Inc.......................................................         9,444
   1,786   W Holding Co., Inc.....................................................................        17,637
   1,304   Washington Federal, Inc................................................................        21,842
  13,774   Washington Mutual, Inc.................................................................       349,515
   1,363   Webster Financial Corp.................................................................        31,690
     663   Westcorp...............................................................................         7,583
     263   WSFS Financial Corp....................................................................         2,942
                                                                                                    ------------
                                                                                                       1,453,356
                                                                                                    ------------
           SEMICONDUCTORS (4.0%)
     508   Actel Corp.*...........................................................................        12,605
   3,512   Advanced Micro Devices, Inc.*..........................................................       127,310
   1,006   Alliance Semiconductor Corp.*..........................................................        15,090
     466   Alpha Industries, Inc.*................................................................        39,028
   4,759   Altera Corp.*..........................................................................       312,607
     434   ANADIGICS, Inc.........................................................................        33,635
   4,162   Analog Devices, Inc.*..................................................................       389,147
   1,287   Applied Micro Circuits Corp.*..........................................................       190,074
   4,810   Atmel Corp.*...........................................................................       149,110
   1,248   Broadcom Corp. (Class A)*..............................................................       361,062
   1,565   Cirrus Logic, Inc.*....................................................................        21,323
   4,686   Conexant Systems, Inc.*................................................................       395,674
   2,608   Cypress Semiconductor Corp.*...........................................................        87,368
     715   Dallas Semiconductor Corp..............................................................        47,771
     217   Elantec Semiconductor, Inc.*...........................................................         8,653
     977   ESS Technology, Inc.*..................................................................        15,876
     266   Exar Corp.*............................................................................        16,758
   1,414   Fairchild Semiconductor Corp. (Class A)*...............................................        48,076
     822   General Semiconductor, Inc.*...........................................................        12,227
     436   GlobeSpan, Inc.*.......................................................................        48,342
     154   hi/fn, Inc.*...........................................................................         8,480
   2,173   Integrated Device Technology, Inc.*....................................................        61,795
     940   Integrated Silicon Solution, Inc.*.....................................................        13,043
  79,712   Intel Corp.............................................................................     7,881,524
   1,241   International Rectifier Corp.*.........................................................        41,263

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   1,143   Lattice Semiconductor Corp.*...........................................................  $     58,579
   3,682   Linear Technology Corp.................................................................       348,639
   3,548   LSI Logic Corp.*.......................................................................       290,049
     440   Maker Communications, Inc.*............................................................        23,733
   6,522   Maxim Integrated Products, Inc.*.......................................................       326,915
     984   Micrel, Inc.*..........................................................................        62,238
   1,215   Microchip Technology Inc.*.............................................................        76,165
   6,438   Micron Technology, Inc.*...............................................................       400,363
     765   MIPS Technologies, Inc. (Class A)*.....................................................        33,756
     648   MRV Communications, Inc.*..............................................................        46,859
   4,092   National Semiconductor Corp.*..........................................................       214,830
   1,131   NeoMagic Corp.*........................................................................        10,320
     224   Pericom Semiconductor Corp.*...........................................................         7,490
     407   QuickLogic Corporation*................................................................         5,952
   1,816   S-3*...................................................................................        26,219
     844   SDL, Inc.*.............................................................................       218,754
     761   Semtech Corp.*.........................................................................        45,660
     614   Silicon Image, Inc.*...................................................................        45,590
     690   Silicon Storage Technology, Inc.*......................................................        26,910
     238   Siliconix, Inc.*.......................................................................        45,369
     322   TelCom Semiconductor, Inc.*............................................................         6,903
  19,135   Texas Instruments, Inc.................................................................     2,064,188
     441   TriQuint Semiconductor, Inc.*..........................................................        67,363
   3,662   Vitesse Semiconductor Corp.*...........................................................       159,068
     472   Xicor, Inc.*...........................................................................         8,791
   7,607   Xilinx, Inc.*..........................................................................       348,020
     331   Zoran Corp.............................................................................        15,061
                                                                                                    ------------
                                                                                                      15,321,625
                                                                                                    ------------
           SERVICES TO THE HEALTH INDUSTRY (0.3%)
     308   Accredo Health, Inc.*..................................................................         9,548
     378   Advance Paradigm, Inc.*................................................................         7,111
     404   Albany Molecular Research, Inc.*.......................................................        17,271
     458   Allscripts, Inc.*......................................................................        21,812
   1,680   CareInsite, Inc.*......................................................................       122,640
     802   Cerner Corp.*..........................................................................        15,940
   1,393   Covance, Inc.*.........................................................................        19,241
     581   DVI, Inc.*.............................................................................         9,332
     348   eBenX, Inc.*...........................................................................        19,184
     834   Eclipsys Corp.*........................................................................        20,798
     919   Express Scripts, Inc. (Class A)*.......................................................        47,214
     940   First Consulting Group, Inc.*..........................................................        17,273
   1,763   Healtheon/WebMD Corp.*.................................................................       114,595
     639   HealthExtras, Inc.*....................................................................         4,713
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     663   IDX Systems Corp.*.....................................................................  $     25,194
     303   IMPATH Inc.*...........................................................................         6,742
   7,347   IMS Health Inc.........................................................................       164,848
     486   InterDent, Inc.*.......................................................................         4,070
   3,760   Laboratory Corp. of America Holdings*..................................................        12,455
     835   Medical Manager Corp.*.................................................................        58,554
     713   MedicaLogic Inc.*......................................................................        20,855
     857   MedQuist Inc.*.........................................................................        17,086
     412   Morrison Management Specialists, Inc...................................................         9,553
   2,178   Omnicare, Inc..........................................................................        23,005
   1,074   PAREXEL International Corp.*...........................................................        14,231
     937   Per-Se Technologies, Inc...............................................................         8,667
     684   Pharmaceutical Product Development, Inc.*..............................................         8,593
     917   Pharmacopeia, Inc.*....................................................................        34,846
     370   Professional Detailing, Inc.*..........................................................         9,713
     895   ProVantage Health Services, Inc.*......................................................         6,936
     756   ProxyMed, Inc.*........................................................................         6,615
     582   QuadraMed Corp.*.......................................................................         5,311
   1,000   Quest Diagnostics Inc.*................................................................        34,000
   2,743   Quintiles Transnational Corp.*.........................................................        72,347
     642   Shared Medical Systems Corp............................................................        28,409
     340   Stericycle, Inc.*......................................................................         5,440
     358   Sunquest Information Systems, Inc.*....................................................         4,207
     472   TriZetto Group, Inc. (The)*............................................................        18,526
     549   United Payors & United Providers, Inc.*................................................         9,882
   1,523   US Oncology, Inc.*.....................................................................         7,901
                                                                                                    ------------
                                                                                                       1,064,658
                                                                                                    ------------
           SHOE MANUFACTURING (0.1%)
     515   Brown Shoe Co., Inc....................................................................         5,343
     473   Global Sports, Inc.*...................................................................         7,982
     281   K-Swiss, Inc. (Class A)................................................................         3,460
     355   Kenneth Cole Productions, Inc. (Class A)*..............................................        11,759
   6,681   Nike, Inc. (Class B)...................................................................       303,986
   1,000   Reebok International Ltd.*.............................................................         7,375
   1,285   Stride Rite Corp.......................................................................         7,790
     499   Timberland Co.*........................................................................        18,463
     855   Wolverine World Wide, Inc..............................................................         7,802
                                                                                                    ------------
                                                                                                         373,960
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           SMALLER BANKS (0.5%)
     392   Alabama National BanCorporation........................................................  $      7,497
     611   Amcore Financial, Inc..................................................................        12,449
     275   ANB Corp...............................................................................         9,591
     332   Anchor Financial Corp..................................................................        11,060
     389   Area Bancshares Corp...................................................................         8,631
   1,526   Associated Banc-Corp...................................................................        46,066
     296   BancFirst Corp.........................................................................         8,362
     426   BancFirst Ohio Corp....................................................................         8,227
     917   Banco Santander (Puerto Rico)..........................................................        14,793
   1,364   BancorpSouth, Inc......................................................................        20,972
     425   Bank of Granite Corp...................................................................         8,234
     502   Banknorth Group, Inc...................................................................        13,209
   1,169   BOK Financial Corp.*...................................................................        19,435
     767   Brenton Banks, Inc.....................................................................         7,382
     470   BT Financial Corp......................................................................         8,438
     392   Capital City Bank Group, Inc...........................................................         8,330
     264   Cathay Bancorp, Inc....................................................................        10,560
     966   CCB Financial Corp.....................................................................        42,021
     800   Centennial Bancorp*....................................................................         8,100
     670   Centura Banks, Inc.....................................................................        27,177
     406   Century South Banks, Inc...............................................................         8,450
     318   Chemical Financial Corp................................................................         8,272
     676   Chittenden Corp........................................................................        19,139
   1,139   Citizens Banking Corp..................................................................        22,068
     498   City Holding Co........................................................................         6,412
   1,083   City National Corp.....................................................................        37,770
   2,671   Colonial BancGroup, Inc. (The).........................................................        25,375
     703   Commerce Bancorp, Inc..................................................................        25,870
     375   Community Bank System, Inc.............................................................         8,625
   1,191   Community First Bankshares, Inc........................................................        16,451
     438   Community Trust Bancorp, Inc...........................................................         8,213
     362   Corus Bankshares, Inc..................................................................         8,982
     418   CPB, Inc...............................................................................        10,346
   1,267   Cullen/Frost Bankers, Inc..............................................................        31,517
     358   CVB Financial Corp.....................................................................         8,413
     906   East West Bancorp, Inc.................................................................        11,382
     354   F & M Bancorp..........................................................................         6,748
     510   F & M National Corp....................................................................        12,176
     255   Farmers Capital Bank Corp..............................................................         7,395
     533   FCNB Corp..............................................................................         6,929
     517   First Bancorp..........................................................................         9,371
     482   First Busey Corp.......................................................................        10,122
     549   First Charter Corp.....................................................................         7,480
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     292   First Commerce Bancshares, Inc. (Class A)..............................................  $      9,198
   1,304   First Commonwealth Financial Corp......................................................        12,959
   1,117   First Financial Bancorp................................................................        20,525
     289   First Financial Bankshares, Inc........................................................         8,092
     269   First Financial Corp...................................................................         9,213
     413   First Merchants Corp...................................................................         9,886
     978   First Midwest Bancorp, Inc.............................................................        23,166
     369   First Republic Bank*...................................................................         7,242
     351   First Source Corp......................................................................         7,020
     643   First United Bancshares, Inc...........................................................         7,395
   2,143   FirstMerit Corp........................................................................        39,646
     317   Flagstar Bancorp.......................................................................         4,418
     366   FNB Corp...............................................................................         8,052
     461   Frontier Financial Corp................................................................         9,364
   1,639   Fulton Financial Corp..................................................................        26,839
     492   GBC Bancorp............................................................................         9,348
     458   German American Bancorp................................................................         7,672
     399   Gold Banc Corp., Inc...................................................................         3,516
     621   Grand Premier Financial, Inc...........................................................         8,112
     285   Greater Bay Bancorp....................................................................        11,970
     418   Hamilton Bancorp, Inc.*................................................................         6,740
     239   Hancock Holding Co.....................................................................         9,202
     276   Harleysville National Corp.............................................................         8,004
   1,204   Hudson United Bancorp..................................................................        28,144
     991   Imperial Bancorp*......................................................................        26,633
     723   Independent Bank Corp..................................................................         8,224
     266   Independent Bank Corp..................................................................         3,724
     411   International Bancshares Corp..........................................................        16,646
     484   Irwin Financial Corp...................................................................         8,440
   1,162   Keystone Financial, Inc................................................................        21,279
     494   Merchants New York Bancorp, Inc........................................................         8,151
     308   Michigan Financial Corp................................................................         8,008
     315   Mid-State Bancshares...................................................................         8,663
     397   MidAmerica Bancorp.....................................................................        10,223
     323   Mississippi Valley Bancshares, Inc.....................................................         8,499
     721   National Bancorp of Alaska, Inc........................................................        20,864
     203   National City Bancorporation...........................................................         3,553
     394   National City Bancshares, Inc..........................................................         8,619
   2,582   National Commerce Bancorporation.......................................................        53,577
     433   National Penn Bancshares, Inc..........................................................         8,768
     548   NBT Bancorp, Inc.......................................................................         7,569

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   3,111   North Fork Bancorporation, Inc.........................................................  $     52,887
   1,143   Old National Bancorp...................................................................        30,928
     294   Omega Financial Corp...................................................................         8,103
     797   One Valley Bancorp, Inc................................................................        20,124
     585   Pacific Capital Bancorp................................................................        17,294
     279   Park National Corp.....................................................................        26,819
     343   Peoples Bancorp Inc....................................................................         6,260
   2,436   Peoples Heritage Financial Group, Inc..................................................        35,931
     627   Premier National Bancorp, Inc..........................................................         9,405
     432   Prime Bancshares, Inc..................................................................         9,855
     464   Provident Bankshares Corp..............................................................         7,018
   1,051   Provident Financial Group, Inc.........................................................        32,712
     976   Republic Bancorp Inc...................................................................        10,126
     570   Riggs National Corp....................................................................         5,700
     585   S & T Bancorp, Inc.....................................................................        12,395
     363   Sandy Spring Bancorp, Inc..............................................................         8,281
     940   Seacoast Financial Services Corp.......................................................         8,636
     375   Second Bancorp, Inc....................................................................         7,125
     448   Shoreline Financial Corp...............................................................         7,560
     516   Silicon Valley Bancshares*.............................................................        28,767
     308   Simmons First National Corp. (Class A).................................................         7,084
   1,863   Sky Financial Group, Inc...............................................................        33,418
     537   Southwest Bancorp, Inc.................................................................         9,163
     813   Sterling Bancshares, Inc...............................................................         8,130
     367   Sterling Financial Corp................................................................         7,891
     798   Susquehanna Bancshares, Inc............................................................        11,621
     380   Texas Regional Bancshares, Inc. (Class A)..............................................         9,096
     522   Triangle Bancorp, Inc..................................................................         9,429
     448   Trust Co. Of New Jersey (The)..........................................................         8,904
   1,278   Trustco Bank Corp. of New York.........................................................        15,416
   1,700   Trustmark Corp.........................................................................        30,600
     445   U.S. Trust Corp........................................................................        52,844
     217   UCBH Holdings, Inc.*...................................................................         4,476
   1,019   United Bankshares, Inc.................................................................        21,526
     487   United National Bancorp................................................................         8,401
     730   USB Holding Co., Inc...................................................................        10,311
     690   USBANCORP, Inc.........................................................................         7,245
   1,442   Valley National Bancorp................................................................        35,870
     236   Washington Trust Bancorp, Inc..........................................................         3,599
     376   WesBanco, Inc..........................................................................         9,024
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     712   West Coast Bancorp.....................................................................  $      9,479
     897   Westamerica Bancorporation.............................................................        22,649
     539   Whitney Holding Corp...................................................................        17,652
     791   Wilmington Trust Corp..................................................................        39,501
   2,040   Zions Bancorporation...................................................................       120,615
                                                                                                    ------------
                                                                                                       2,005,073
                                                                                                    ------------
           SPECIALTY CHEMICALS (0.3%)
     247   AEP Industries, Inc.*..................................................................         7,781
   5,471   Air Products & Chemicals, Inc..........................................................       162,078
   1,675   Airgas, Inc.*..........................................................................        12,981
   1,115   Albemarle Corp.........................................................................        20,140
     583   Arch Chemicals, Inc....................................................................         9,364
   1,577   Cabot Corp.............................................................................        37,848
   1,380   Calgon Carbon Corp.....................................................................        10,005
     587   Cambrex Corp...........................................................................        22,013
     313   Chemed Corp............................................................................         8,764
     366   ChemFirst Inc..........................................................................         7,114
     330   ChiRex, Inc.*..........................................................................         4,868
   2,838   CK Witco Corp..........................................................................        33,879
   1,007   Cytec Industries, Inc.*................................................................        25,427
     550   Dexter Corp............................................................................        20,453
   3,002   Engelhard Corp.........................................................................        47,844
   2,314   Ethyl Corp.............................................................................         8,822
     730   FMC Corp.*.............................................................................        39,238
     566   Geon Co. (The).........................................................................        16,449
     739   Georgia Gulf Corp......................................................................        20,230
   1,713   Grace (W. R.) & Co.*...................................................................        20,235
   1,372   Great Lakes Chemical Corp..............................................................        45,448
     872   Hanna (M.A.) Co........................................................................         9,974
   1,592   International Specialty Products, Inc..................................................        11,343
   1,303   Lubrizol Corp. (The)...................................................................        38,601
   2,806   Lyondell Chemical Co...................................................................        30,340
   1,628   Millennium Chemicals Inc...............................................................        29,711
     210   NCH Corp...............................................................................         9,135
   1,233   NL Industries, Inc.*...................................................................        17,801
   1,075   Olin Corp..............................................................................        18,813
     567   OM Group, Inc..........................................................................        21,333
   3,792   Praxair, Inc...........................................................................       153,813
     555   Schulman (A.), Inc.....................................................................         7,943
   2,407   Sigma-Aldrich Corp.....................................................................        80,635
     280   Uniroyal Technology Corp.*.............................................................         7,665
                                                                                                    ------------
                                                                                                       1,018,088
                                                                                                    ------------
           SPECIALTY FOODS/CANDY (0.2%)
     362   American Italian Pasta Co. (Class A)*..................................................         9,910
     410   Bush Boake Allen, Inc.*................................................................        10,173

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     194   Celestrial Seasoning, Inc.*............................................................  $      4,341
   1,653   Chiquita Brands International, Inc.....................................................         7,748
     548   Dreyer's Grand Ice Cream, Inc..........................................................         8,254
     961   Earthgrains Co.........................................................................        15,136
      49   Farmer Brothers Co.....................................................................         7,656
   2,393   Flowers Industries, Inc................................................................        29,165
     958   Fresh Del Monte Produce, Inc.*.........................................................         7,604
     361   Hain Food Group, Inc.*.................................................................         8,935
   3,301   Hershey Foods Corp.....................................................................       140,293
   1,551   Imperial Sugar Co......................................................................         5,235
     440   International Multifoods Corp..........................................................         5,583
   1,673   Interstate Bakeries Corp...............................................................        25,618
     427   J & J Snack Foods*.....................................................................         7,900
   1,996   Keebler Foods Co.*.....................................................................        45,534
     783   Lance, Inc.............................................................................         8,173
     567   Mannatech, Inc.*.......................................................................         2,693
   1,689   McCormick & Co., Inc...................................................................        44,653
     387   Michael Foods, Inc.....................................................................         8,103
   1,599   NBTY, Inc.*............................................................................        22,386
     265   Neose Technologies, Inc.*..............................................................         5,035
     546   Ralcorp Holdings, Inc.*................................................................         8,088
   1,536   Rexall Sundown, Inc.*..................................................................        19,776
     501   Riviana Foods, Inc.....................................................................         8,204
     520   Smucker (J.M.) Co. (Class A)...........................................................         9,100
     744   Suiza Foods Corp.*.....................................................................        30,597
     787   Tootsie Roll Industries, Inc...........................................................        24,791
   1,086   Twinlab Corp.*.........................................................................         8,450
   1,200   Universal Foods Corp.*.................................................................        22,050
   1,331   Vlasic Foods International Inc.*.......................................................         5,823
   2,762   Wrigley (Wm.) Jr. Co. (Class A)........................................................       215,436
                                                                                                    ------------
                                                                                                         782,443
                                                                                                    ------------
           SPECIALTY INSURERS (0.2%)
   1,652   Ambac Financial Group, Inc.............................................................        80,845
     522   Chicago Title Corp.....................................................................        22,740
     786   CNA Surety Corp........................................................................         8,597
     821   Enhance Financial Services Group Inc...................................................        11,443
     663   Fidelity National Financial, Inc.......................................................         8,288
     762   Financial Security Assurance Holdings Ltd..............................................        42,053
   1,557   First American Financial Corp..........................................................        18,489
     230   FPIC Insurance Group, Inc.*............................................................         3,910
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   1,059   Frontier Insurance Group, Inc..........................................................  $      3,243
     453   LandAmerica Financial Group, Inc.......................................................         8,069
     200   Markel Corp.*..........................................................................        32,800
   2,376   MBIA, Inc..............................................................................       118,949
     431   Medical Assurance, Inc.*...............................................................         9,417
   2,522   MGIC Investment Corp...................................................................       117,431
     576   MIIX Group, Inc........................................................................         7,488
     470   PICO Holdings, Inc.*...................................................................         6,198
   1,066   PMI Group, Inc.........................................................................        43,973
     213   Professionals Group, Inc.*.............................................................         4,766
     886   Radian Group, Inc......................................................................        35,717
     308   SCPIE Holdings Inc.....................................................................         8,470
     588   Stewart Information Services Corp......................................................         7,754
     763   Superior National Insurance Group, Inc.*...............................................         5,055
     551   Triad Guaranty, Inc.*..................................................................        10,848
                                                                                                    ------------
                                                                                                         616,543
                                                                                                    ------------
           SPECIALTY STEELS (0.0%)
     508   Carpenter Technology Corp..............................................................        12,192
     864   NS Group, Inc.*........................................................................         7,668
   2,081   Nucor Corp.............................................................................       103,530
     874   Oregon Steel Mills, Inc................................................................         4,643
     368   Quanex Corp............................................................................         7,958
                                                                                                    ------------
                                                                                                         135,991
                                                                                                    ------------
           STEEL/IRON ORE (0.1%)
   2,459   AK Steel Holding Corp..................................................................        24,897
   3,129   Bethlehem Steel Corp.*.................................................................        21,316
     688   Birmingham Steel Corp..................................................................         2,709
     288   Cleveland-Cliffs, Inc..................................................................         8,046
     469   Lone Star Technologies, Inc.*..........................................................        12,927
   1,782   LTV Corp. (The)........................................................................         6,237
   1,331   National Steel Corp. (Class B).........................................................         9,733
     445   Ryerson Tull, Inc......................................................................         8,483
   1,144   Steel Dynamics, Inc.*..................................................................        17,804
     502   Texas Industries, Inc..................................................................        18,354
   2,109   USX-U.S. Steel Group...................................................................        52,461
     963   Weirton Steel Corp.....................................................................         6,741
   2,126   Worthington Industries, Inc............................................................        30,561
                                                                                                    ------------
                                                                                                         220,269
                                                                                                    ------------
           TELECOMMUNICATION EQUIPMENT (3.5%)
     372   Adaptive Broadband Corp.*..............................................................        44,082
   3,569   ADC Telecommunications, Inc.*..........................................................       235,108
     942   Adtran, Inc.*..........................................................................        60,995

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   1,857   Advanced Fibre Communications, Inc.*...................................................  $     68,245
     515   Airnet Communications Corp.*...........................................................        16,544
     775   Alcatel (ADR) (France).................................................................        31,054
     977   Allen Telecom Inc.*....................................................................        12,823
   3,448   American Tower Corp. (Class A)*........................................................       122,835
     876   Antec Corp.*...........................................................................        34,274
     666   AVT Corp.*.............................................................................        14,902
     724   C-COR.net Corp.*.......................................................................        15,430
     575   Carrier Access Corp.*..................................................................        25,300
     583   Catapult Communications Corp.*.........................................................         6,632
   3,277   CIENA Corp.*...........................................................................       214,848
     684   Com21, Inc.*...........................................................................        21,461
   1,701   Comverse Technology, Inc.*.............................................................       243,775
   1,122   Copper Mountain Networks, Inc.*........................................................        61,920
   6,193   Corning Inc.*..........................................................................       955,232
     303   Davox Corp.*...........................................................................         8,636
   1,319   Digital Lightwave, Inc.*...............................................................        77,739
   1,622   Digital Microwave Corp.*...............................................................        51,803
     310   Ditech Communications Corp.*...........................................................        35,979
   2,838   eLot, Inc.*............................................................................        21,108
   3,069   Glenayre Technologies, Inc.*...........................................................        34,910
     723   Harmonic, Inc.*........................................................................        69,634
     598   Inter-Tel, Inc.........................................................................        17,940
   1,749   InterDigital Communications Corp.*.....................................................        50,940
     163   IPC Communications, Inc.*..............................................................        13,814
     782   L-3 Communications Holdings, Inc.*.....................................................        31,476
     356   Latitude Communications, Inc.*.........................................................         9,746
  74,752   Lucent Technologies Inc................................................................     4,130,048
     413   MCK Communications, Inc.*..............................................................        11,048
     524   Metricom, Inc.*........................................................................        50,271
  16,920   Motorola, Inc..........................................................................     2,313,810
     258   Natural Microsystems Corp.*............................................................         9,869
   1,071   Netro Corp.*...........................................................................        45,986
   1,871   Next Level Communications, Inc.*.......................................................       151,083
     389   NorthEast Optic Network, Inc.*.........................................................        37,928
     946   Optical Cable Corp.*...................................................................        31,218
     297   Ortel Corp.*...........................................................................        42,638
     213   Osicom Technologies, Inc.*.............................................................        10,490
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   1,475   P-COM, Inc.*...........................................................................  $     22,402
     735   Paradyne Networks, Inc.*...............................................................        19,661
   2,350   PictureTel Corp.*......................................................................        14,247
     398   Plantronics, Inc.*.....................................................................        28,507
  15,743   QUALCOMM Inc.*.........................................................................     1,998,377
   1,894   RF Micro Devices, Inc.*................................................................       153,296
   1,874   Scientific-Atlanta, Inc................................................................       144,415
   1,005   Somera Communications, Inc.*...........................................................        14,824
   1,878   Sycamore Networks, Inc.*...............................................................       599,082
   1,320   Tekelec*...............................................................................        31,515
   9,598   Tellabs, Inc.*.........................................................................       518,292
     521   Terayon Communication Systems, Inc.*...................................................        55,747
     328   U.S. Wireless Corp.*...................................................................         8,836
     188   ViaSat, Inc.*..........................................................................        12,761
     420   Virata Corp.*..........................................................................        23,940
     591   Visual Networks, Inc.*.................................................................        37,159
   1,080   World Access, Inc.*....................................................................        18,563
                                                                                                    ------------
                                                                                                      13,145,198
                                                                                                    ------------
           TEXTILES (0.0%)
   2,149   Burlington Industries, Inc.*...........................................................         6,716
   1,037   Guilford Mills, Inc....................................................................         9,527
     724   Polymer Group, Inc.*...................................................................        12,308
     419   Springs Industries, Inc. (Class A).....................................................        15,241
   1,413   Unifi, Inc.*...........................................................................        15,631
     786   Wellman, Inc...........................................................................        13,657
                                                                                                    ------------
                                                                                                          73,080
                                                                                                    ------------
           TOBACCO (0.4%)
     539   Brooke Group Ltd.......................................................................         8,725
   7,781   Nabisco Group Holdings Corp............................................................        67,111
  56,453   Philip Morris Companies, Inc...........................................................     1,181,985
   2,616   R. J. Nabisco Tobacco Holdings, Inc....................................................        44,963
     706   Schweitzer-Mauduit International, Inc..................................................        10,061
     739   Universal Corp.........................................................................        15,103
   4,082   UST, Inc...............................................................................        93,631
                                                                                                    ------------
                                                                                                       1,421,579
                                                                                                    ------------
           TOOLS/HARDWARE (0.1%)
   2,072   Black & Decker Corp....................................................................        83,010
     552   Briggs & Stratton Corp.................................................................        24,495
   2,180   Metromedia International Group, Inc.*..................................................        10,083
   1,469   Snap-On, Inc...........................................................................        39,479
   2,134   Stanley Works..........................................................................        53,617

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     254   Toro Co. (The).........................................................................  $      8,620
                                                                                                    ------------
                                                                                                         219,304
                                                                                                    ------------
           TRUCKING (0.0%)
     569   American Freightways Corp.*............................................................         7,610
     745   Arkansas Best Corp.*...................................................................         8,754
     696   Arnold Industries, Inc.................................................................         9,135
     525   Consolidated Freightways Corp.*........................................................         3,019
     291   Covenant Transport, Inc. (Class A)*....................................................         3,892
     614   Forward Air Corp.*.....................................................................        16,526
     648   Heartland Express, Inc.*...............................................................         8,910
     723   Hunt (J.B.) Tansport Services, Inc.....................................................         9,128
     350   Knight Transportation, Inc.*...........................................................         6,038
     259   Landstar Systems, Inc.*................................................................        12,205
     372   M.S. Carriers, Inc.*...................................................................         7,998
     450   Roadway Express, Inc...................................................................        10,153
   1,535   Swift Transportation Co., Inc.*........................................................        19,571
     632   USFreightways Corp.....................................................................        22,910
   1,133   Werner Enterprises, Inc................................................................        14,446
     625   Yellow Corp.*..........................................................................         9,531
                                                                                                    ------------
                                                                                                         169,826
                                                                                                    ------------
           UNREGULATED POWER GENERATION (0.0%)
   1,026   Plug Power Inc.........................................................................        95,675
                                                                                                    ------------
           WATER SUPPLY (0.1%)
     300   American States Water Co...............................................................         9,975
   2,312   American Water Works Co., Inc..........................................................        56,066
   2,794   Azurix Corp.*..........................................................................        28,115
     341   California Water Service Group.........................................................         9,079
     199   E'Town Corp............................................................................        12,475
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     977   Philadelphia Suburban Corp.............................................................  $     19,601
     100   SJW Corp...............................................................................        11,625
     927   United Water Resources, Inc............................................................        31,982
                                                                                                    ------------
                                                                                                         178,918
                                                                                                    ------------
           WHOLESALE DISTRIBUTORS (0.1%)
     198   Actrade International, Ltd.*...........................................................         3,737
     616   Applied Industries Technologies, Inc...................................................         9,818
     461   Aviation Sales Co.*....................................................................         3,947
   1,570   Boise Cascade Office Products Corp.*...................................................        23,648
     775   Daisytek International Corp.*..........................................................        15,694
     956   Fisher Scientific International, Inc.*.................................................        36,985
   2,228   Grainger (W.W.), Inc...................................................................       106,805
     693   Handleman Co.*.........................................................................         7,277
     438   Hughes Supply, Inc.....................................................................         7,720
   3,558   IKON Office Solutions, Inc.............................................................        28,686
   1,542   Lanier Worldwide, Inc.*................................................................         5,397
     422   Lawson Products, Inc...................................................................         9,706
   1,122   MSC Industrial Direct Co., Inc.*.......................................................        17,391
     632   School Specialty, Inc.*................................................................         8,848
     415   SCP Pool Corp.*........................................................................        10,764
     811   United Stationers, Inc.*...............................................................        21,086
     768   WESCO International, Inc.*.............................................................         6,432
                                                                                                    ------------
                                                                                                         323,941
                                                                                                    ------------

           TOTAL COMMON AND PREFERRED STOCKS AND WARRANTS
           (IDENTIFIED COST $324,133,117).........................................................   357,955,833
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2000, CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
           SHORT-TERM INVESTMENTS (4.9%)
           U.S. GOVERNMENT AGENCY (a) (4.9%)
 $18,600   Federal Home Loan Mortgage Corp. 5.75% due 02/01/00 (IDENTIFIED COST $18,600,000)......  $ 18,600,000
                                                                                                    ------------

           REPURCHASE AGREEMENT (0.0%)
     147   The Bank of New York 5.75% due 02/01/00 (dated 01/31/00; proceeds $149,839) (b)
             (IDENTIFIED COST $149,815)...........................................................       149,815
                                                                                                    ------------

           TOTAL SHORT-TERM INVESTMENTS
           (IDENTIFIED COST $18,749,815)..........................................................    18,749,815
                                                                                                    ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $343,382,932) (c)........................................................   99.4%    376,705,648

OTHER ASSETS IN EXCESS OF LIABILITIES.....................................................    0.6       2,132,677
                                                                                            -----   -------------

NET ASSETS................................................................................  100.0%  $ 378,838,325
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

 *   Non-income producing security.
** Some or all of these securities are segregated in connection with open futures contracts.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $153,607 U.S. Treasury Note 5.0% due 04/30/01 valued at $152,812.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $50,604,755 and the aggregate gross unrealized depreciation is $17,282,039, resulting in net unrealized appreciation of $33,322,716.

FUTURES CONTRACTS OPEN AT JANUARY 31, 2000:

                                            UNDERLYING
                      DESCRIPTION,             FACE
 NUMBER OF          DELIVERY MONTH,           AMOUNT      UNREALIZED
 CONTRACTS              AND YEAR             AT VALUE        LOSS
----------------------------------------------------------------------
  58              S&P 500 Index March/2000  $20,314,500    $(799,089)

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2000 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $343,382,932)..............................................................  $376,705,648
Receivable for:
    Shares of beneficial interest sold........................................................     2,257,126
    Variation margin..........................................................................       502,710
    Dividends.................................................................................       219,641
Deferred offering costs.......................................................................        94,664
Prepaid expenses and other assets.............................................................         1,220
                                                                                                ------------
     TOTAL ASSETS.............................................................................   379,781,009
                                                                                                ------------
LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased.................................................       394,785
    Plan of distribution fee..................................................................       309,111
    Investment management fee.................................................................        90,302
Accrued expenses and other payables...........................................................        97,456
Offering costs................................................................................        51,030
                                                                                                ------------
     TOTAL LIABILITIES........................................................................       942,684
                                                                                                ------------
     NET ASSETS...............................................................................  $378,838,325
                                                                                                ============
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $345,942,021
Net unrealized appreciation...................................................................    32,523,627
Net investment loss...........................................................................      (118,329)
Undistributed net realized gain...............................................................       491,006
                                                                                                ------------
     NET ASSETS...............................................................................  $378,838,325
                                                                                                ============
CLASS A SHARES:
Net Assets....................................................................................   $18,176,314
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................     1,612,424
     NET ASSET VALUE PER SHARE................................................................        $11.27
                                                                                                ============
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)........................................        $11.89
                                                                                                ============
CLASS B SHARES:
Net Assets....................................................................................  $322,701,163
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    28,700,890
     NET ASSET VALUE PER SHARE................................................................        $11.24
                                                                                                ============
CLASS C SHARES:
Net Assets....................................................................................   $37,705,657
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................     3,353,546
     NET ASSET VALUE PER SHARE................................................................        $11.24
                                                                                                ============
CLASS D SHARES:
Net Assets....................................................................................      $255,191
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................        22,615
     NET ASSET VALUE PER SHARE................................................................        $11.28
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE PERIOD SEPTEMBER 28, 1999* THROUGH JANUARY 31, 2000 (UNAUDITED)

NET INVESTMENT LOSS:
INCOME
Dividends......................................................................................  $ 1,090,849
Interest.......................................................................................      407,716
                                                                                                 -----------
     TOTAL INCOME..............................................................................    1,498,565
                                                                                                 -----------
EXPENSES
Plan of distribution fee (Class A shares)......................................................       13,984
Plan of distribution fee (Class B shares)......................................................      939,488
Plan of distribution fee (Class C shares)......................................................      110,362
Investment management fee......................................................................      442,448
Transfer agent fees and expenses...............................................................       87,035
Offering costs.................................................................................       65,536
Registration fees..............................................................................       53,396
Custodian fees.................................................................................       33,774
Professional fees..............................................................................       32,931
Shareholder reports and notices................................................................       13,500
Trustees' fees and expenses....................................................................        5,891
Other..........................................................................................          278
                                                                                                 -----------
     TOTAL EXPENSES............................................................................    1,798,623
Less: amounts waived/reimbursed................................................................     (181,729)
                                                                                                 -----------
     NET EXPENSES..............................................................................    1,616,894
                                                                                                 -----------
     NET INVESTMENT LOSS.......................................................................     (118,329)
                                                                                                 -----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on:
    Investments................................................................................      192,700
    Futures contracts..........................................................................      896,415
                                                                                                 -----------
     NET GAIN..................................................................................    1,089,115
                                                                                                 -----------
Net unrealized appreciation/depreciation on:
    Investments................................................................................   33,322,716
    Futures contracts..........................................................................     (799,089)
                                                                                                 -----------
     NET APPRECIATION..........................................................................   32,523,627
                                                                                                 -----------
     NET GAIN..................................................................................   33,612,742
                                                                                                 -----------
NET INCREASE...................................................................................  $33,494,413
                                                                                                 ===========

---------------------

 *   Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                           FOR THE PERIOD
                                                                                         SEPTEMBER 28, 1999*
                                                                                               THROUGH
                                                                                          JANUARY 31, 2000
------------------------------------------------------------------------------------------------------------
                                                                                             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss....................................................................     $   (118,329)
Net realized gain......................................................................        1,089,115
Net unrealized appreciation............................................................       32,523,627
                                                                                            ------------

     NET INCREASE......................................................................       33,494,413
                                                                                            ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares.........................................................................          (29,372)
Class B shares.........................................................................         (509,664)
Class C shares.........................................................................          (58,810)
Class D shares.........................................................................             (263)
                                                                                            ------------

     TOTAL DISTRIBUTIONS...............................................................         (598,109)
                                                                                            ------------

Net increase from transactions in shares of beneficial interest........................      345,842,021
                                                                                            ------------

     NET INCREASE......................................................................      378,738,325

NET ASSETS:
Beginning of period....................................................................          100,000
                                                                                            ------------

     END OF PERIOD
    (INCLUDING A NET INVESTMENT LOSS OF $118,329)......................................     $378,838,325
                                                                                            ============

---------------------

 *   Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 2000 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Total Market Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Wilshire 5000 Equity Index. The Fund seeks to achieve its objective by investing at least 80% of its total assets in stocks included in the Index. The Fund was organized as a Massachusetts business trust on March 11, 1999 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on September 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 2000 (UNAUDITED) CONTINUED

supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 2000 (UNAUDITED) CONTINUED

regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

G. OFFERING COSTS -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of approximately $160,200, which will be reimbursed for the full amount thereof. Such expenses were deferred and are being amortized on the straight-line method over a period of approximately one year or less from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

The Investment Manager has agreed to assume all operating expenses (except for Plan of Distribution fees) and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.50% of the daily net assets of the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 2000 (UNAUDITED) CONTINUED

(the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $14,281,652 at January 31, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 2000 (UNAUDITED) CONTINUED

other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the period ended January 31, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended January 31, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $202, $207,835 and $21,099, respectively and received $65,680 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the period ended January 31, 2000 aggregated $326,314,689 and $465,711, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of Investment Manager and Distributor, is the Fund's transfer agent.

5. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures contracts ("futures contracts").

Futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities or currencies. Risks may also arise upon entering into there contracts from the potential inability of the counterparties to meet the terms of their contracts.

At January 31, 2000, the Fund had open index futures contracts.

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 2000 (UNAUDITED) CONTINUED

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                         FOR THE PERIOD
                                                                       SEPTEMBER 28, 1999*
                                                                             THROUGH
                                                                        JANUARY 31, 2000
                                                                   ---------------------------
                                                                           (UNAUDITED)
                                                                     SHARES         AMOUNT
                                                                   -----------  --------------
CLASS A SHARES
Sold.............................................................   1,806,682   $  18,456,528
Reinvestment of distributions....................................       2,489          28,154
Redeemed.........................................................    (199,247)     (2,203,705)
                                                                   ----------   -------------
Net increase - Class A...........................................   1,609,924      16,280,977
                                                                   ----------   -------------

CLASS B SHARES
Sold.............................................................  29,962,053     309,069,914
Reinvestment of distributions....................................      42,469         479,435
Redeemed.........................................................  (1,306,132)    (14,593,673)
                                                                   ----------   -------------
Net increase - Class B...........................................  28,698,390     294,955,676
                                                                   ----------   -------------

CLASS C SHARES
Sold.............................................................   3,622,244      37,405,544
Reinvestment of distributions....................................       4,961          56,000
Redeemed.........................................................    (276,159)     (3,085,301)
                                                                   ----------   -------------
Net increase - Class C...........................................   3,351,046      34,376,243
                                                                   ----------   -------------

CLASS D SHARES
Sold.............................................................      20,104         229,001
Reinvestment of distributions....................................          11             124
                                                                   ----------   -------------
Net increase - Class D...........................................      20,115         229,125
                                                                   ----------   -------------
Net increase in Fund.............................................  33,679,475   $ 345,842,021
                                                                   ==========   =============

---------------------

 *   Commencement of operations.

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

                                                                     FOR THE PERIOD SEPTEMBER 28, 1999*
                                                                         THROUGH JANUARY 31, 2000**
                                                                --------------------------------------------
                                                                CLASS A     CLASS B     CLASS C     CLASS D
                                                                 SHARES      SHARES      SHARES      SHARES
------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA:

Net asset value, beginning of period........................    $ 10.00     $  10.00    $ 10.00     $ 10.00
                                                                -------     --------    -------     -------

Income (loss) from investment operations:
   Net investment income (loss).............................       0.02        (0.01)     (0.01)       0.03
   Net realized and unrealized gain.........................       1.27         1.27       1.27        1.27
                                                                -------     --------    -------     -------

Total income from investment operations.....................       1.29         1.26       1.26        1.30
                                                                -------     --------    -------     -------

Less distributions from capital gains.......................      (0.02)       (0.02)     (0.02)      (0.02)
                                                                -------     --------    -------     -------

Net asset value, end of period..............................    $ 11.27     $  11.24    $ 11.24     $ 11.28
                                                                =======     ========    =======     =======

TOTAL RETURN+(1)............................................      12.89%       12.59%     12.59%      12.99%

RATIOS TO AVERAGE NET ASSETS (2)(3)(4):
Expenses....................................................       0.75%        1.50 %     1.50 %      0.50%

Net investment income (loss)................................       0.60%       (0.15)%    (0.15)%      0.85%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................    $18,176     $322,701    $37,706        $255

Portfolio turnover rate (5).................................      --           --         --          --

---------------------

 *   Commencement of operations.
** The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income
     (loss) ratios for the period ended January 31, 2000 would have been 0.91% and 0.44%, respectively, for Class A, 1.66% and (0.31)%, respectively, for Class B, 1.66% and (0.31)%, respectively, for Class C and 0.66% and 0.69%, respectively, for Class D.
(5)  Less than 0.5%.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Kevin Jung
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.


----------------------
MORGAN STANLEY
DEAN WITTER
TOTAL MARKET
INDEX FUND

[PHOTO]

SEMIANNUAL REPORT
JANUARY 31, 2000